[WELLS FARGO FUNDS LOGO]



SEMI-ANNUAL REPORT

MONEY MARKET FUNDS



September 30, 2000




CALIFORNIA TAX-FREE MONEY MARKET FUND
GOVERNMENT MONEY MARKET FUND
MINNESOTA MONEY MARKET FUND
MONEY MARKET FUND
NATIONAL TAX-FREE MONEY MARKET FUND
100% TREASURY MONEY MARKET FUND
TREASURY PLUS MONEY MARKET FUND

                                                              MONEY MARKET FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

LETTER TO SHAREHOLDER..........................................................1
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PERFORMANCE HIGHLIGHTS
---------------------------------------------------------------------

  CALIFORNIA TAX-FREE MONEY MARKET FUND........................................2

  GOVERNMENT MONEY MARKET FUND.................................................4

  MINNESOTA MONEY MARKET FUND..................................................6

  MONEY MARKET FUND............................................................8

  NATIONAL TAX-FREE MONEY MARKET FUND.........................................10

  100% TREASURY MONEY MARKET FUND.............................................12

  TREASURY PLUS MONEY MARKET FUND.............................................14

PORTFOLIO OF INVESTMENTS
---------------------------------------------------------------------

  CALIFORNIA TAX-FREE MONEY MARKET FUND.......................................16

  GOVERNMENT MONEY MARKET FUND................................................23

  MINNESOTA MONEY MARKET FUND.................................................25

  MONEY MARKET FUND...........................................................27

  NATIONAL TAX-FREE MONEY MARKET FUND.........................................31

  100% TREASURY MONEY MARKET FUND.............................................38

  TREASURY PLUS MONEY MARKET FUND.............................................39

FINANCIAL STATEMENTS
---------------------------------------------------------------------

  STATEMENTS OF ASSETS AND LIABILITIES........................................40

  STATEMENTS OF OPERATIONS....................................................42

  STATEMENTS OF CHANGES IN NET ASSETS.........................................44

  NOTES TO STATEMENTS OF CHANGES IN NET ASSETS................................48

  FINANCIAL HIGHLIGHTS........................................................50

NOTES TO FINANCIAL HIGHLIGHTS.................................................52
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NOTES TO FINANCIAL STATEMENTS.................................................53
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LIST OF ABBREVIATIONS.........................................................57
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              NOT FDIC INSURED--NO BANK GUARANTEE--MAY LOSE VALUE
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THIS PAGE IS INTENTIONALLY LEFT BLANK --
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                                                              MONEY MARKET FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

   For investors, the six-month period ended September 30, 2000, was a time characterized by market volatility. The market included a significant downturn in technology stocks and attractive gains posted by bonds. In all, rapidly changing markets reinforced the importance of diversified portfolios of stocks, bonds and cash to help investors earn more balanced returns in difficult times.
   For stocks, April was the cruelest month. Against a backdrop of ongoing interest rate hikes and their potential impact on corporate earnings, both the Dow Jones Industrial Average (the Dow) and the Nasdaq Composite Index (Nasdaq) went into a tailspin, with the Nasdaq plummeting 25% over five days. Although the Nasdaq would flounder throughout the remainder of the period, the Dow staged an impressive August rally -- only to surrender its gains one month later due to concerns over corporate earnings.

WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------
   Rising interest rates reflected the Federal Reserve Board's (the Fed) desire to engineer an economic slowdown and to gradually drain speculative excess out of the stock market. The interest rate increases, including an aggressive half-point increase on May 16, 2000, which ultimately achieved the desired affect. The rising interest rates benefited investors by boosting yields on shorter-term securities within money market portfolios. U.S. Government Treasury securities performed well during the second quarter and asset-and mortgage-backed securities, plus U.S. Government agency securities, assumed a leadership role in recent months.
   Wells Fargo Money Market Funds, which maintained their $1.00 per share price throughout this volatile period, continue to meet the investor demand for safety, stability and liquidity.

DIVERSIFICATION CAN HELP TAME MARKET VOLATILITY
--------------------------------------------------------------------------------
   Regardless of how financial markets have performed over recent months, Wells Fargo Funds continue to encourage investors to think long-term. Wells Fargo Funds continue to stress the importance of a diversified portfolio, a portfolio that can capitalize on market opportunities while shielding investor holdings against a downturn in any one sector. Wells Fargo Funds offers an array of 65 mutual funds designed to meet an investor's risk tolerance and long-term goals. Thank you for investing in Wells Fargo Funds.

  Sincerely,

  /s/ Michael J. Hogan
  MICHAEL J. HOGAN
  PRESIDENT,
  WELLS FARGO FUNDS

MONEY MARKET FUNDS                                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND -- CLASS A

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo California Tax-Free Money Market Fund (the Fund) seeks to obtain a high level of income exempt from federal income tax and California personal income tax, while preserving capital and liquidity, by investing in high quality, short-term, U.S. dollar denominated money market instruments, primarily municipal obligations.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGERS
  Kevin Shaughnessy
  Dave Sylvester
  Mary Gail Walton

INCEPTION DATE
  01/01/92

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned 1.60%(1) for the six-month period ended September 30, 2000. The Fund underperformed its benchmark, the 90-Day Treasury Bill(2), which returned 3.05%. The Fund also slightly underperformed the iMoneyNet All State Specific California Money Fund Average(3) which returned 1.61%. The Fund's Class A shares distributed $0.02 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   The Fund seeks to insure safety and liquidity for shareholders. Only after these primary objectives are realized does the Fund seek increased yields. These goals, as well as the value criteria it utilizes in investment decisions, allow the Fund to focus on long-term trends. Short-term volatility in interest rates does not heavily influence the management of the Fund.
   The second quarter was a period of rising interest rates, fueled by investors' perceptions of stronger economic growth and higher inflation. The Federal Reserve Open Market Committee upheld that view when it raised the Federal Funds' target level to 6.5% at its May meeting. Higher interest rates are also fairly characteristic of second quarters, a reflection of large cash outflows from money market funds to pay income taxes. This scenario presented the Fund with the opportunity to increase exposure to longer maturity notes at attractive yields.
   However, as the third quarter got underway, investors' expectations for additional rate increases were diminished, as economic reports indicated that the economy was slowing. Although rises in oil prices raised the expectation of inflation, the overall direction of the money markets was stable to downward.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The State of California received higher than anticipated tax payments this year, resulting in fewer note issuances and significant supply & demand imbalances. For most of the period, this lack of new issues has kept the long-term yield curve steep as far out as nine months. These events will propel the Fund to take advantage of investment opportunities in the nine to 12-month maturity range, while continuing to provide ample liquidity reserves for shareholders.

PERFORMANCE HIGHLIGHTS                                        MONEY MARKET FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2000)
--------------------------------------------------------------------------------

                                6-Month  1-Year  5-Year  Since Inception
CLASS A                           1.60    2.92    2.75             2.65

BENCHMARK

  90-DAY TREASURY BILL            3.05    5.95    5.23             4.73(4)

  IMONEYNET ALL STATE SPECIFIC
    CALIFORNIA MONEY FUND
    AVERAGE                       1.61    2.95    3.04             2.72(4)

  YIELD SUMMARY
----------------------------------------------

7-DAY CURRENT YIELD             3.53%

7-DAY COMPOUND YIELD            3.59%

30-DAY SIMPLE YIELD             3.11%

30-DAY COMPOUND YIELD           3.16%

  CHARACTERISTICS (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

AVERAGE MATURITY                                    44 DAYS

NUMBER OF HOLDINGS                                    290

  PORTFOLIO COMPOSITION(5)
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Municipal Demand Notes      71%

Municipal Commercial Paper  16%

Municipal Notes              9%

Municipal Bonds              3%

Municipal Put Bonds          1%

  MATURITY DISTRIBUTION
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

2-14 days     72%

15-29 days     4%

30-59 days     8%

60-89 days     2%

90-179 days    3%

180-269 days   1%

270+ days     10%

--------------------------------------------------------------------------------

  Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Advisor has committed through July 31, 2001, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for the Class A shares of the Wells Fargo California Tax-Free Money Market Fund for periods prior to November 8, 1999, reflects performance of the Class A shares of the Stagecoach California Tax-Free Money Market Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds.
(2) Treasury Bills are guaranteed by the U.S. Government and, if held to maturity, offer a fixed rate of return and fixed principal value.
(3) The iMoneyNet All State Specific California Money Fund Average is an average of California retail state tax-free and municipal money funds.
(4)  The published return closest to Fund's inception date of 01/01/92.
(5)  Portfolio holdings are subject to change.

MONEY MARKET FUNDS                                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

GOVERNMENT MONEY MARKET FUND -- CLASS A

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo Government Money Market Fund (the Fund) seeks to provide high current income consistent with preservation of capital and liquidity.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGERS
  Dave Sylvester
  Laurie White
  Robert Leuty

INCEPTION DATE
  11/16/87

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned 2.87%(1) for the six-month period ended September 30, 2000. The Fund underperformed its benchmark, the 90-Day Treasury Bill(2), which returned 3.05%. However, the Fund only slightly outperformed its peer group, the iMoneyNet Government Retail Money Fund Average (iMoneyNet)(3) which returned 2.84%. The Fund's Class A shares distributed $0.03 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   The Fund seeks to insure safety and liquidity for shareholders. Only after these primary objectives are realized does the Fund seek increased yields. These goals, as well as the value criteria it utilizes in investment decisions, allow the Fund to focus on long-term trends. Short-term volatility in interest rates does not heavily influence the management of the Fund.
   To take advantage of higher returns in repurchase agreements, maturing securities were reinvested in repurchase agreements, thereby boosting the Fund's overall yield. Once the Fund's overnight limit in repurchase agreements was reached, longer-term securities in the six-month to one-year maturity range were purchased. By the end of the period, the average maturity of the Fund was 60 days, compared to 45 days on June 30, 2000.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The second and third quarters were characterized by contrasting money market climates. While interest rates rose and economic growth was strong in the second quarter, the third quarter saw a slowdown in economic expansion, a stronger rate of money growth and accelerated pay-downs of U.S. Treasury debt. In light of these events, the Fund is preparing for a probable soft landing of the U.S. economy, and will manage holdings in anticipation of a stable to declining interest rate market. However, if unexpected economic events alter this scenario, the Fund remains positioned to perform well in any interest rate market.

PERFORMANCE HIGHLIGHTS                                        MONEY MARKET FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN (%) (AS OF SEPTEMBER 30, 2000)
--------------------------------------------------------------------------------

                                6-Month  1-Year   5-Year   10-Year
CLASS A                           2.87     5.43     4.88     4.52

BENCHMARK

  90-DAY TREASURY BILL            3.05     5.95     5.23     4.87

  IMONEYNET GOVERNMENT RETAIL
    MONEY FUND AVERAGE            2.84     5.34     4.87     4.52

  YIELD SUMMARY
----------------------------------------------

7-DAY CURRENT YIELD             5.89%

7-DAY COMPOUND YIELD            6.07%

30-DAY SIMPLE YIELD             5.83%

30-DAY COMPOUND YIELD           5.99%

  CHARACTERISTICS (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

AVERAGE MATURITY                                    60 DAYS

NUMBER OF HOLDINGS                                    37

  PORTFOLIO COMPOSITION(4)
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Repurchase Agreements  55%

FNMA                   16%

FHLMC                  15%

FHLB                   13%

SLMA                    1%

  MATURITY DISTRIBUTION
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

2-14 days     57%

15-29 days     2%

30-59 days     5%

60-89 days    10%

90-179 days   18%

180-269 days   4%

270+ days      4%

--------------------------------------------------------------------------------

  Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds. The Government guarantee applies to the underlying securities and NOT to shares of the Fund.
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns fluctuate. The Fund's yield figures more closely reflect the current earnings of the fund than the total return figures. The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. These reductions may be discontinued at any time after November 2000.
  Performance shown for the Class A shares of the Wells Fargo Government Money Market Fund for periods prior to November 8, 1999, reflects performance of the Service Class (formerly single class) shares, adjusted for expenses, of the Norwest Advantage U. S. Government Fund (the accounting survivor of a merger of the Norwest Advantage U.S. Government Fund and the Stagecoach Government Money Market Fund), its predecessor fund. Effective at the close of business
November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds.
(2) Treasury Bills are guaranteed by the U. S. Government and, if held to maturity, offer a fixed rate of return and fixed principal value.
(3) The iMoneyNet Government Retail Money Fund Average is an average of all government retail funds.
(4)  Portfolio holdings are subject to change.

MONEY MARKET FUNDS                                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

MINNESOTA MONEY MARKET FUND -- CLASS A

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo Minnesota Money Market Fund (the Fund) seeks to provide investors with high current income exempt from federal income taxes and Minnesota state income tax, while preserving capital and liquidity.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGER
  Mary Gail Walton

INCEPTION DATE
  8/14/00

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund was opened on August 14, 2000. The Fund returned 0.47%(1) for the period ended September 30, 2000. The Fund underperformed its benchmark, the 90-Day Treasury Bill(2), which returned 0.50% for the one-month period. The Fund outperformed its peer group, the iMoneyNet All State Specific Minnesota Retail Money Fund Average(3) which returned 0.30% for the one-month period. The Fund distributed $0.01 per share in dividend income and no capital gains during the period.
   The Fund seeks to insure safety and liquidity for shareholders. Only after these primary objectives are realized does the Fund seek increased yields. These goals, as well as the value criteria it utilizes in investment decisions, allow the Fund to focus on long-term trends. Short-term volatility in interest rates does not heavily influence the management of the Fund.
   The Fund is well positioned in state tax exempt funds, with only one other competitive Minnesota fund also offering the double exemption feature. The current performance reflects the Fund's initial investments only. At the close of the period, the Fund had not yet had the opportunity to shift portfolio mix in response to rapidly changing events in U.S. money markets.
   The Fund has, however, laid out its core strategy for the future. It expects interest rates to be stable in the near term, but the Fund is positioning its holdings in anticipation of a probable falling interest rate market. The Fund anticipates making investments in the nine to 12-month range as market opportunities emerge.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The Fund expects to at least match the performance of its benchmark, as well as that of its sole competitor in the Minnesota tax exempt market. However, the Fund believes it will likely exceed its peer group's performance in any interest rate climate because of the value criteria it uses in the selection of individual investments.

PERFORMANCE HIGHLIGHTS                                        MONEY MARKET FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2000)
--------------------------------------------------------------------------------

                                                    1-Month
CLASS A                                               0.30

BENCHMARK

  90-DAY TREASURY BILL                                0.50

  IMONEYNET ALL STATE SPECIFIC MINNESOTA RETAIL
    MONEY FUND AVERAGE                                0.30

  YIELD SUMMARY
----------------------------------------------

7-DAY CURRENT YIELD             4.24%

7-DAY COMPOUND YIELD            4.33%

30-DAY SIMPLE YIELD             3.63%

30-DAY COMPOUND YIELD           3.69%

  CHARACTERISTICS (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

WEIGHTED AVERAGE MATURITY                           60 DAYS

NUMBER OF HOLDINGS                                    33

  PORTFOLIO COMPOSITION(4)
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Municipal Demand Notes      69%

Municipal Notes             15%

Municipal Commercial Paper   8%

Municipal Put Bonds          5%

Municipal Bonds              3%

  MATURITY DISTRIBUTION
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

2-14 days     77%

90-179 days    7%

180-269 days   4%

270+ days     12%

--------------------------------------------------------------------------------

  Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Advisor has committed through July 31, 2001, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
(2) Treasury Bills are guaranteed by the U.S. Government and, if held to maturity, offer a fixed rate of return and fixed principal value.
(3) The iMoneyNet All State Specific Minnesota Retail Money Fund Average consists of only Minnesota retail state tax-free and municipal money funds.
(4)  Portfolio holdings are subject to change.

MONEY MARKET FUNDS                                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

MONEY MARKET FUND -- CLASS A

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo Money Market Fund (the Fund) seeks to provide investors with a high level of current income, while preserving capital and liquidity, by investing in high quality, short-term instruments.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGERS
  Michael Neitzke
  Dave Sylvester
  Laurie White

INCEPTION DATE
  7/01/92

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned 2.91%(1) for the six-month period ended September 30, 2000. The Fund underperformed its benchmark, the 90-Day Treasury Bill(2), which returned 3.05%. However, the Fund matched its peer group, the iMoneyNet First Tier Retail Money Fund Average (iMoneyNet)(3) that returned 2.91%. The Fund's Class A shares distributed $0.03 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   The Fund seeks to insure safety and liquidity for shareholders. Only after these primary objectives are realized does the Fund seek increased yields. These goals, as well as the value criteria it utilizes in investment decisions, allow the Fund to focus on long-term trends. Short-term volatility in interest rates does not heavily influence the management of the Fund.
   These objectives were closely followed during the period, as the Fund did not seek to increase yields. It aimed only to fulfill its tactical goals of liquidity and stability. Liquidity was kept high in anticipation of possible shareholder redemptions. This was accomplished by investing funds in shorter term securities, thereby progressively shortening the average maturity of the portfolio from 70 days on March 31, 2000, to 55 days on June 30, 2000, to 29 days on September 30, 2000.
   In view of the Fund's conservative strategy, its performance, which nearly matched its benchmarks, was remarkable. Generally, portfolios with shorter maturity structures would be expected to perform best in a rising interest rate market. Its relatively favorable return in a period of declining interest rates may be attributed to the value criteria of its investment strategy.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   Looking ahead, the Fund will continue to opportunistically seek investments along the yield curve, but will only reinvest when superior quality issues emerge. The Fund is committed to a value orientation in investment selection, which will allow it to perform well in any interest rate scenario. The Fund is consistently managed to maintain a stable asset value of $1.00 per share in both rising and falling interest rate markets.

PERFORMANCE HIGHLIGHTS                                        MONEY MARKET FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2000)
--------------------------------------------------------------------------------

                                6-Month  1-Year  5-Year  Since Inception
CLASS A                           2.91    5.54    4.98           4.47

BENCHMARK

  90-DAY TREASURY BILL            3.05    5.95    5.23           4.78(4)

  IMONEYNET FIRST TIER RETAIL
    MONEY FUND AVERAGE            2.91    5.52    5.00           4.47(4)

  YIELD SUMMARY
----------------------------------------------

7-DAY CURRENT YIELD             5.90%

7-DAY COMPOUND YIELD            6.07%

30-DAY SIMPLE YIELD             5.86%

30-DAY COMPOUND YIELD           6.02%

  CHARACTERISTICS (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

AVERAGE MATURITY                                    29 DAYS

NUMBER OF HOLDINGS                                    127

  PORTFOLIO COMPOSITION(5)
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Commercial Paper                    43%

Time Deposits                       23%

Repurchase Agreements               12%

Corporate Bonds                     10%

Floating/Variable Rate Bonds/Notes   7%

Certificates of Deposits             5%

  MATURITY DISTRIBUTION
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

2-14 days     64%

15-29 days    14%

30-59 days     7%

60-89 days     4%

90-179 days    9%

180-269 days   2%

--------------------------------------------------------------------------------

  Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds. The Government guarantee applies to the underlying securities and NOT to shares of the Fund.
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Advisor has committed through July 31, 2001, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for the Class A shares of the Wells Fargo Money Market Fund for the periods prior to November 8, 1999, reflects performance of the Class A shares of the Stagecoach Money Market Fund (the accounting survivor of a merger of the Norwest Advantage Ready Cash Investment Fund, the Stagecoach Prime Money Market Fund and the Stagecoach Money Market Fund), its predecessor funds. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds.
(2) Treasury Bills are guaranteed by the U.S. Government and, if held to maturity, offer a fixed rate of return and fixed principal value.
(3) The iMoneyNet First Tier Retail Money Fund Average is an average of non-government retail funds that do not hold any second tier securities. Portfolio holdings of First Tier funds include U.S. Treasury Securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper.
(4)  The published return closest to Fund's inception date of 7/01/92.
(5)  Portfolio holdings are subject to change.

MONEY MARKET FUNDS                                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND -- CLASS A

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo National Tax-Free Money Market Fund (the Fund) seeks to provide investors with high current income exempt from federal income taxes consistent with preservation of capital and liquidity.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGERS
  Dave Sylvester
  Kevin Shaughnessy
  Mary Gail Walton

INCEPTION DATE
  01/07/88

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned 1.87%(1) for the six-month period ended September 30, 2000. The Fund underperformed its benchmark, the 90-Day Treasury Bill(2), which returned 3.05%. However, the Fund outperformed the iMoneyNet All Tax-Free Average (iMoneyNet)(3) which returned 1.82%. The Fund's Class A shares distributed $0.02 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   The Fund seeks to insure safety and liquidity for shareholders. Only after these primary objectives are realized does the Fund seek increased yields. These goals, as well as the value criteria utilized in investment decisions, allow the Fund to focus on long-term trends. Short-term volatility in interest rates does not heavily influence the management of the Fund.
   During the second quarter, maturing securities were reinvested at higher yields, thereby boosting the Fund's overall yield. As longer-term securities had higher yields than shorter-term securities, the Fund managers reinvested in the former, thereby extending the maturity structure of the portfolio.
   The municipal market yield curve flattened considerably during the third quarter, with three-month notes rising 30 basis points, but one-year notes rising only 10 basis points. The Fund took advantage of this yield advantage in long-term securities. The Fund maintained a longer average maturity structure than its peer group, iMoneyNet.
   In coming months, the objective of the Fund will be to weather the impact of heavy tax payments on tax-free securities, an event which may cause investors to seek shelter in non-governmental investments. Therefore, it will seek to maintain liquidity for possible shareholder redemptions. Although the Fund generally strives to hold securities to maturity, it is prepared to sell holdings if market opportunities emerge or to fund shareholder redemptions.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The Fund's managers believe that the economy is headed for a soft landing, with stable to declining interest rates over the coming months. The outlook for improvements in short-term yields is dim, in view of the decision by the Federal Reserve Board in August to keep interest rates unchanged. However, long-term yields increased slightly in reaction to market fears over energy price hikes and inflationary pressures. These events suggest continued volatility in interest rates. However, the Fund is consistently managed to maintain a stable asset value of $1.00 per share regardless of market volatility.

PERFORMANCE HIGHLIGHTS                                        MONEY MARKET FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2000)
--------------------------------------------------------------------------------

                                6-Month  1-Year  5-Year  10-Year
CLASS A                           1.87    3.38    3.10     3.06

BENCHMARK

  90-DAY TREASURY BILL            3.05    5.95    5.23     4.87

  IMONEYNET ALL TAX-FREE MONEY
    FUND AVERAGE                  1.82    3.35    3.04     3.02

  YIELD SUMMARY
----------------------------------------------

7-DAY CURRENT YIELD             4.29%

7-DAY COMPOUND YIELD            4.38%

30-DAY SIMPLE YIELD             3.74%

30-DAY COMPOUND YIELD           3.80%

  CHARACTERISTICS (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

WEIGHTED AVERAGE MATURITY                           57 DAYS

NUMBER OF HOLDINGS                                    135

  PORTFOLIO COMPOSITION(4)
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Municipal Demand Notes      67%

Municipal Notes             16%

Municipal Put Bonds         11%

Municipal Commercial Paper   5%

Municipal Bonds              1%

  MATURITY DISTRIBUTION
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

2-14 days     72%

15-29 days     3%

60-89 days     1%

90-179 days   12%

180-269 days   4%

270+ days      8%

--------------------------------------------------------------------------------

  Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Advisor has committed through July 31, 2001, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for the Class A shares of the Wells Fargo National Tax-Free Money Market Fund for the periods prior to November 8, 1999, reflects performance of the Class A (formerly Investor Class) shares of the Norwest Advantage Municipal Money Market Fund (the accounting survivor of a merger of the Norwest Municipal Money Market Fund and the Stagecoach National Tax-Free Money Market Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds.
(2) Treasury Bills are guaranteed by the U.S. Government and, if held to maturity, offer a fixed rate of return and a fixed principal value.
(3) The iMoneyNet All Tax-Free Fund Average includes all tax-free and municipal retail and institutional money funds. It is made up of funds in the National Tax-Free Retail, National Tax-Free Institutional, State-Specific Retail and State-Specific Institutional categories.
(4)  Portfolio holdings are subject to change.

MONEY MARKET FUNDS                                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

100% TREASURY MONEY MARKET FUND -- CLASS A

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo 100% Treasury Money Market Fund (the Fund) seeks stability of principal and current income that is exempt from most state and local personal income taxes.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGERS
  Dave Sylvester
  Laurie White
  Robert Leuty

INCEPTION DATE
  12/03/90

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned 2.72%(1) for the six-month period ended September 30, 2000. The Fund underperformed its benchmark, the 90-Day Treasury Bill(2), which returned 3.05%. The Fund slightly outperformed its peer group, the iMoneyNet Treasury Retail Fund Average (iMoneyNet)(3) which returned 2.70%. The Fund's Class A shares distributed $0.03 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   The Fund seeks to insure safety and liquidity for shareholders. Only after these primary objectives are realized does the Fund seek increased yields. These goals, as well as the value criteria it utilizes in investment decisions, allow the Fund to focus on long-term trends. Short-term volatility in interest rates does not heavily influence the management of the Fund.
   Throughout the period, repurchase agreements offered investors a higher return than any U.S. Treasury security available to money market funds. Two cash management bills issued by the U.S. Treasury in August managed to push yields out to six months. The U. S. Government agency securities curve flattened substantially over the period, with one-year agency yields declining by more than 15 basis points in September, while short-term yields rose slightly. The U. S. Treasury curve also flattened, with the short end rising and the long end falling.
   The Fund was able to take advantage of these market events by reinvesting maturing securities in repurchase agreements, thereby boosting its overall yield. Once the Fund's overnight limit was reached in repurchase agreements, the Fund then purchased term securities in the six-month to one-year range.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   On a valuation basis, current yields look attractive. The annual inflation rate is 2.4%. With an historical premium above core inflation of 2.5% to 3%, long-term U. S. Treasury yields should be 5% to 5.5%. Yet U. S. Treasury yields are currently above those levels. If the projected economic slowdown lowers inflation to 1.5%, then prospects appear strong for declining U. S. Treasury yields. The Fund expects interest rates to remain stable or fall in the coming months, as the economy enters a new era of slower economic growth. The Fund is well positioned to maintain a stable $1.00 per share valuation in any interest rate market.

PERFORMANCE HIGHLIGHTS                                        MONEY MARKET FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2000)
--------------------------------------------------------------------------------

                                6-Month  1-Year  5-Year  Since Inception
CLASS A                           2.72    5.14    4.69           4.34

BENCHMARK

  90-DAY TREASURY BILL            3.05    5.95    5.23           4.83(4)

  IMONEYNET TREASURY RETAIL
    MONEY FUND AVERAGE(3)         2.70    5.09    4.71            N/A

  YIELD SUMMARY
----------------------------------------------

7-DAY CURRENT YIELD             5.55%

7-DAY COMPOUND YIELD            5.70%

30-DAY SIMPLE YIELD             5.62%

30-DAY COMPOUND YIELD           5.76%

  CHARACTERISTICS (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

WEIGHTED AVERAGE COUPON                             57 DAYS

NUMBER OF HOLDINGS                                    21

  PORTFOLIO COMPOSITION(5)
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Treasury Bills  73%

U.S. Treasury Notes  27%

  MATURITY DISTRIBUTION
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

2-14 days    14%

15-29 days    4%

30-59 days   45%

60-89 days   21%

90-179 days  16%

--------------------------------------------------------------------------------

  Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds. The Government guarantee applies to the underlying securities and NOT to shares of the Fund.
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Advisor has committed through July 31, 2001, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for the Class A shares of the Wells Fargo 100% Treasury Money Market Fund for periods prior to November 8, 1999 reflects performance of the Service Class (formerly Single Class) shares, adjusted for expenses, of the Norwest Advantage Treasury Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Fund was reorganized into the Wells Fargo Fund.
(2) Treasury Bills are guaranteed by the U.S. Government and, if held to maturity, offer a fixed rate of return and fixed principal value.
(3) The iMoneyNet Treasury Retail Money Fund Average includes only retail funds that hold 100% in U.S. Treasury Securities.
(4)  The published return closest to Fund's inception date of 12/03/90.
(5)  Portfolio holdings are subject to change.

MONEY MARKET FUNDS                                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

TREASURY PLUS MONEY MARKET FUND -- CLASS A

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo Treasury Plus Money Market Fund (the Fund) seeks to provide investors with current income and stability of principal by investing only in obligations issued or guaranteed by the U.S. Treasury and in notes and other instruments, including repurchase agreements, collateralized or secured by such obligations, which have remaining maturities not exceeding 397 days (13 months).

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGERS
  Dave Sylvester
  Laurie White
  Robert Leuty

INCEPTION DATE
  10/01/85

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned 2.82%(1) for the six-month period ended September 30, 2000. The Fund underperformed its benchmark, the 90-Day Treasury Bill(2), which returned 3.05%. However, the Fund slightly outperformed its peer group, the iMoneyNet Treasury & Repo Retail Money Fund Average (iMoneyNet)(3) which returned 2.81%. The Fund's Class A shares distributed $0.03 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   The Fund seeks to insure safety and liquidity for shareholders. Only after these primary objectives are realized does the Fund seek increased yields. These goals, as well as the value criteria it utilizes in investment decisions, allow the Fund to focus on long-term trends. Short-term volatility in interest rates does not heavily influence the management of the Fund.
   Rising interest rates and strong economic growth were seen in the second quarter. However, the economic climate shifted dramatically in the third quarter, as the impact of the April and May stock market correction reverberated in the money markets. Throughout the third quarter, signs of an economic slowdown were evident. When the Federal Reserve Board failed to raise interest rates at its August meeting, investors' perception of a stable-to-declining interest rate market was solidified.
   The Fund pursued a strategy of reinvesting funds in longer-term securities, thereby lengthening the average maturity of the portfolio from 39 days on June 30, 2000, to 45 days by the end of the period. Late in the third quarter, the Fund reinvested maturing securities in higher yielding repurchase agreements. Although this did not succeed in bolstering overall yield for the period, an improved performance from these eleventh hour investments may be seen at a future date.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The Fund expects stable interest rates to help the economy successfully navigate a soft landing. The only economic factor which might abort a soft landing, would be continued spikes in oil prices which could trigger a recession. Barring this, the outlook looks strong for declines in interest rates. Overall, the Fund is positioned to perform well in any interest rate environment and can shift its portfolio mix, if market opportunities warrant it.

PERFORMANCE HIGHLIGHTS                                        MONEY MARKET FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2000)
--------------------------------------------------------------------------------

                                6-Month  1-Year  5-Year  10-Year
CLASS A                           2.82    5.28    4.92     4.52

BENCHMARK

  90-DAY TREASURY BILL            3.05    5.95    5.23     4.87

  IMONEYNET TREASURY & REPO
    RETAIL MONEY FUND AVERAGE     2.81    5.25    4.84      N/A

  YIELD SUMMARY
----------------------------------------------

7-DAY CURRENT YIELD             5.77%

7-DAY COMPOUND YIELD            5.93%

30-DAY SIMPLE YIELD             5.80%

30-DAY COMPOUND YIELD           5.96%

  CHARACTERISTICS (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

WEIGHTED AVERAGE MATURITY                           45 DAYS

NUMBER OF HOLDINGS                                    18

  PORTFOLIO COMPOSITION(4)
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Repurchase Agreements  45%

U.S. Treasury Bills    30%

U.S. Treasury Notes    25%

  MATURITY DISTRIBUTION
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

2-14 days   55%

30-59 days  27%

60-89 days   4%

180+ days   14%

--------------------------------------------------------------------------------

  Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds. The Government guarantee applies to the underlying securities and NOT to shares of the Fund.
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. These reductions may be discontinued at any time after November 2000.
  Performance shown for the Class A shares of the Wells Fargo Treasury Plus Money Market Fund for the periods prior to November 8, 1999, reflects performance of the Class A shares of the Stagecoach Treasury Plus Money Market Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds. Performance shown for the period October 1, 1995, through September 6, 1996, reflects performance of the Investor shares of the Pacifica Treasury Money Market Fund, the predecessor portfolio to the Stagecoach Fund. Performance shown for periods prior to October 1,1995, reflects performance of the Service Class shares of the predecessor portfolio to the Pacifica Fund.
(2) Treasury Bills are guaranteed by the U.S. Government and, if held to maturity, offer a fixed rate of return and fixed principal value.
(3) The iMoneyNet Treasury & Repo Retail Money Fund Average is an average of retail government funds holding U.S. Treasuries and repurchase agreements backed by the U.S. Treasury.
(4)  Portfolio holdings are subject to change.

MONEY MARKET FUNDS    PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE+      VALUE
CALIFORNIA MUNICIPAL SECURITIES - 84.32%
$ 5,000,000  ABAG FINANCE AUTHORITY
             NONPROFIT CORPORATION CA MFHR
             HOUSING-GAIA BUILDING PROJECT
             SERIES A++                            4.60%       09/15/32     $    5,000,000
  8,176,000  ABN AMRO MUNITOPS 1998-25
             MUNITOPS CERTIFICATES ABN AMRO
             BANK N.V. LOC++                       5.13        07/05/06          8,176,000
 17,995,000  ABN AMRO MUNITOPS COP 1998-20
             MUNITOPS CERTIFICATES LOC++           5.13        07/05/06         17,995,000
 17,000,000  ABN AMRO MUNITOPS COP FGIC
             INSURED++                             4.00        05/07/08         17,000,000
  4,600,000  ABN AMRO MUNITOPS COP
             SERIES 199-7++                        5.13        07/04/07          4,600,000
  4,895,000  ALAMEDA-CONTRA COSTA CA
             SCHOOLS FINANCING AUTHORITY
             REVENUE SERIES D++                    2.55        07/01/18          4,895,000
  3,520,000  ALAMEDA-CONTRA COSTA CA
             SCHOOLS FINANCING AUTHORITY
             REVENUE SERIES I++                    2.50        08/01/29          3,520,000
  1,700,000  ALHAMBRA CA IDA RV SUNCLIPSE
             LOC - BANK OF AMERICA++               4.10        05/01/07          1,700,000
  2,455,000  ANAHEIM CA COP POLICE
             FACILITIES++                          4.25        08/01/08          2,455,000
  7,600,000  ANAHEIM CA HFA AMT++                  4.45        07/15/20          7,600,000
  4,445,000  ANAHEIM CA MFHR MONTEREY
             APARTMENTS SERIES B++                 4.45        05/15/27          4,445,000
  1,200,000  ANAHEIM CA HOUSING AUTHORITY
             MFHR SERIES L++                       4.72        02/15/33          1,200,000
  3,000,000  BARSTOW CA MFHR DESERT VISTA
             APARTMENTS LOC - FHLB OF SAN
             FRANCISCO++                           4.35        12/01/20          3,000,000
 11,000,000  BUENA PARK CA MFHR WALDEN GLEN
             APARTMENTS SERIES A++                 4.45        02/15/33         11,000,000
 16,000,000  BUTTE COUNTY CA OFFICE OF
             EDUCATIONAL TAX & REVENUE             4.25        11/16/00         16,011,372
 18,000,000  CALIFORNIA COLLEGE FINANCING
             AUTHORITY++                           4.00        10/04/01         18,000,000
 17,000,000  CALIFORNIA COMMUNITY COLLEGE
             CA TAX & REVENUE ANTICIPATION
             NOTES SERIES A                        5.00        06/29/01         17,091,670
  5,495,000  CALIFORNIA HFFA RV COP
             SERIES 202++                          4.82        07/01/10          5,495,000
  6,365,000  CALIFORNIA HFFA RV PA 587++           5.02        12/01/34          6,365,000
  5,300,000  CALIFORNIA HFFA RV SERIES A++         4.75        09/01/28          5,300,000
  2,300,000  CALIFORNIA HFFA RV SERIES B++         4.75        09/01/28          2,300,000
  6,000,000  CALIFORNIA HFFA RV SERIES C++         4.60        09/01/15          6,000,000
  7,165,000  CALIFORNIA HFFA RV SERIES C++         4.75        09/01/15          7,165,000
  4,800,000  CALIFORNIA HFFA RV MEMORIAL
             HEALTH SERVICES++                     4.65        10/01/24          4,800,000
  3,000,000  CALIFORNIA HFFA RV SCRIPPS
             HEALTH SERIES B++                     4.25        10/01/22          3,000,000
  4,900,000  CALIFORNIA HFFA RV SCRIPPS
             MEMORIAL HOSPITAL SERIES A++          4.25        10/01/22          4,900,000
  3,800,000  CALIFORNIA HFFA RV SERIES B++         4.75        07/01/12          3,800,000
  2,600,000  CALIFORNIA HFFA RV SERIES B++         4.60        08/01/21          2,600,000
  5,050,000  CALIFORNIA HFA RV FRN PT 215++        4.60        08/01/16          5,050,000
  4,080,000  CALIFORNIA HFA RV FRN PA
             112-A++                               4.60        08/01/26          4,080,000
  9,800,000  CALIFORNIA HFA RV SERIES M++          4.45        08/01/19          9,800,000
 27,500,000  CALIFORNIA HFA MFHR
             SERIES A++                            4.55        02/01/26         27,500,000
    950,000  CALIFORNIA HFA MFHR
             SERIES B++                            4.50        02/01/31            950,000
  3,580,000  CALIFORNIA HFA RV
             SERIES 150++                          4.92        02/01/29          3,580,000
  6,900,000  CALIFORNIA HFA RV SERIES Q++          4.45        08/01/20          6,900,000
  6,600,000  CALIFORNIA HFA SFHR
             SERIES G++                            4.30        02/01/17          6,600,000
 15,000,000  CALIFORNIA HFA SFHR SERIES I          4.05        06/01/01         15,000,000
 17,000,000  CALIFORNIA HOUSING RV++               4.25        08/01/01         17,000,000
 20,200,000  CALIFORNIA INFRASTRUCTURE &
             ECONOMIC DEVELOPMENT IDA RV
             SERIES A++                            4.40        04/01/08         20,200,000
  4,700,000  CALIFORNIA PCR++                      4.70        11/01/26          4,700,000
  7,700,000  CALIFORNIA PCR++                      3.70        10/11/00          7,700,000
 24,160,000  CALIFORNIA PCR++                      4.52        06/01/14         24,160,000
  5,000,000  CALIFORNIA PCR AMT PACIFIC
             GAS & ELECTRIC SERIES D++             4.70        01/01/10          5,000,000
  3,800,000  CALIFORNIA PCR AMT PACIFIC
             GAS & ELECTRIC SERIES B++             4.45        12/01/16          3,800,000
  7,901,000  CALIFORNIA PCR SERIES E++             5.00        11/01/26          7,901,000
 74,000,000  CALIFORNIA SCHOOL CASH RESERVE
             PROGRAM SERIES A                      5.25        07/03/01         74,521,619
  2,900,000  CALIFORNIA SCHOOL FACILITIES
             FINANCING SERIES A++                  4.65        07/01/22          2,900,000
  3,800,000  CALIFORNIA SCHOOL FACILITIES
             FINANCING SERIES B++                  4.60        07/01/24          3,800,000
     45,000  CALIFORNIA STATE CUSTODIAL
             RECEIPT CR-152++                      5.50        11/01/24             45,000

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE+      VALUE
CALIFORNIA MUNICIPAL SECURITIES (continued)
$ 4,955,000  CALIFORNIA STATE CUSTODIAL
             RECEIPT CR-152D++                     5.50%       11/01/24     $    4,955,000
    265,000  CALIFORNIA STATE CUSTODIAL
             RECEIPT CR-153++                      4.82        11/01/24            265,000
 11,675,000  CALIFORNIA STATE CUSTODIAL
             RECEIPT CR-153D++                     4.82        11/01/24         11,675,000
  7,000,000  CALIFORNIA STATE DEPARTMENT
             WATER RESERVE PROJECT
             REVENUE++                             3.95        12/01/13          7,000,000
 12,000,000  CALIFORNIA STATE DEPARTMENT
             WATER RESERVE PROJECT REVENUE
             SERIES 127++                          4.77        12/01/22         12,000,000
  4,950,000  CALIFORNIA STATE EAGLE TRUST
             PRIVATE PLACEMENT++                   4.82        09/01/03          4,950,000
  4,720,000  CALIFORNIA STATE FRN
             SERIES 607R++                         4.52        12/01/17          4,720,000
  5,000,000  CALIFORNIA STATE GO++                 4.60        12/01/18          5,000,000
 16,085,000  CALIFORNIA STATE GO++                 4.52        12/01/18         16,085,000
  1,345,000  CALIFORNIA STATE GO++                 4.82        12/01/23          1,345,000
  4,785,000  CALIFORNIA STATE GO++                 4.15        02/01/18          4,785,000
  6,000,000  CALIFORNIA STATE GO++                 4.82        03/01/21          6,000,000
 10,000,000  CALIFORNIA STATE GO++                 5.00        10/01/00         10,000,000
  2,995,000  CALIFORNIA STATE GO
             SERIES 387++                          4.92        01/01/27          2,995,000
 14,380,000  CALIFORNIA STATE GO
             SERIES A-9++                          5.55        03/01/02         14,380,000
  4,000,000  CALIFORNIA STATE PUBLIC WORKS
             BOARD++                               4.82        09/01/17          4,000,000
 32,000,000  CALIFORNIA STATEWIDE CDA++            5.52        01/25/31         32,000,000
 21,530,000  CALIFORNIA STATEWIDE CDA++            5.42        10/01/33         21,530,000
  4,600,000  CALIFORNIA STATEWIDE CDA++            4.60        10/01/26          4,600,000
 55,580,000  CALIFORNIA STATEWIDE CDA COP++        4.20        01/25/31         55,580,000
 10,000,000  CALIFORNIA STATEWIDE CDA COP
             SERIES 176++                          4.82        08/15/27         10,000,000
 63,000,000  CALIFORNIA STATEWIDE CDA IDR
             SERIES N-6++                          5.50        10/04/01         63,000,000
 20,000,000  CALIFORNIA STATEWIDE CDA
             SERIES N-7++                          5.50        10/04/01         20,000,000
 20,000,000  CALIFORNIA STATEWIDE CDA
             SERIES A                              5.25        06/29/01         20,138,986
  2,500,000  CALIFORNIA STATEWIDE CDA
             BARTON HOSPITAL LOC - BANQUE
             NATIONALE DE PARIS++                  4.35        12/01/09          2,500,000
    100,000  CALIFORNIA STATEWIDE CDA
             CONTINUING CARE UNIVERSITY LOC
             -BANK OF SCOTLAND++                   4.70        11/15/28            100,000
  4,365,000  CALIFORNIA STATEWIDE CDA
             MFHR++                                5.42        05/06/30          4,365,000
  5,090,000  CALIFORNIA STATEWIDE CDA
             MFHR++                                5.42        05/06/30          5,090,000
  6,060,000  CALIFORNIA STATEWIDE CDA
             MFHR++                                4.77        08/01/36          6,060,000
  2,300,000  CALIFORNIA STATEWIDE COMMUNITY
             IDA DEL MESA FARMS PROJECT
             SERIES A++                            4.40        05/01/19          2,300,000
  6,265,000  CALIFORNIA STATEWIDE COMMUNITY
             MFHR                                  4.77        08/01/36          6,265,000
  9,405,000  CALIFORNIA STATEWIDE COMMUNITY
             MFHR++                                4.77        05/01/36          9,405,000
 11,625,000  CALIFORNIA TRAN FINANCING
             AUTHORITY++                           2.50        10/01/27         11,625,000
  2,895,000  CALIFORNIA EDFA COP
             SERIES 147++                          4.62        10/01/27          2,895,000
  5,505,000  CALIFORNIA EDFA COP SERIES PA
             542++                                 4.52        06/01/27          5,505,000
 12,080,000  CALIFORNIA EDFA COP
             SERIES 11++                           5.12        04/01/28         12,080,000
  4,390,000  CALIFORNIA EDFA COP
             SERIES L-3++                          4.45        10/01/15          4,390,000
  4,300,000  CALIFORNIA INFRASTRUCTURE &
             ECONOMIC DEVELOPMENT FISH
             HOUSE FOODS++                         4.65        09/01/24          4,300,000
  1,000,000  CALIFORNIA STATE GO++                 4.52        12/01/13          1,000,000
 39,725,000  CALIFORNIA PUBLIC CAPITAL
             IMPROVEMENTS FINANCING
             AUTHORITY RV SERIES D++               5.50        03/01/18         39,725,000
 16,420,000  CAMARILLO CA MFHR CALIFORNIA++        4.45        10/15/26         16,420,000
 10,700,000  CHULA VISTA CA IDR SAN DIEGO
             GAS & ELECTRIC++                      4.60        12/01/27         10,700,000
    500,000  COLTON CA RDFA MFHR LOC - FHLB
             OF SAN FRANCISCO++                    3.35        05/01/10            500,000
  5,100,000  COLTON CA RDFA LOC - BANK OF
             AMERICA                               4.30        11/01/15          5,100,000
  1,100,000  CONCORD CA MFHR BEL AIR
             APARTMENTS LOC - BANK OF
             AMERICA++                             4.40        12/01/16          1,100,000
 11,395,000  CONTRA COSTA COUNTY CA MFHR
             LAKESHORE SERIES C++                  4.30        11/15/17         11,395,000
  3,100,000  CONTRA COSTA COUNTY CA MFHR
             DELTA SQUARE APARTMENTS
             SERIES H++                            4.30        10/15/29          3,100,000
    745,000  CONTRA COSTA COUNTY CA MFHR EL
             CERRITO ROYALE SERIES A LOC -
             BANK OF AMERICA++                     4.40        12/01/17            745,000
  6,400,000  CONTRA COSTA COUNTY CA MFHR
             SERIES B++                            4.90        11/15/22          6,400,000

MONEY MARKET FUNDS    PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE+      VALUE
CALIFORNIA MUNICIPAL SECURITIES (continued)
$11,000,000  CALIFORNIA STATE DW&P                 3.70%       11/07/00     $   11,000,000
 49,200,000  CALIFORNIA STATE DW&P                 4.00        11/08/00         49,200,000
  1,900,000  DUARTE CA RDFA COP JOHNSON
             DUARTE PARTNERS PROJECT
             SERIES B LOC - BANK OF
             AMERICA++                             4.30        12/01/14          1,900,000
  2,200,000  DUBLIN CA MFHR PARK SIERRA
             SERIES A                              4.40        06/01/28          2,200,000
 11,100,000  EAGLE TAX EXEMPT++                    4.82        09/01/03         11,100,000
 10,390,000  EAGLE TRUST PRIVATE
             PLACEMENT++                           4.82        02/01/06         10,390,000
  4,500,000  EAST BAY CA MUNICIPAL
             UTILITIES DISTRICT WATER
             SERIES 179++                          4.82        06/01/08          4,500,000
  9,800,000  EASTERN MUNICIPAL WATER
             DISTRICT CA SERIES B++                4.40        07/01/20          9,800,000
  2,500,000  ELSINORE VALLEY CA MUNICIPAL
             WATER DISTRICT SERIES A++             4.50        07/01/29          2,500,000
  4,400,000  ESCONDIDO CA CDA LOC - BANK OF
             AMERICA++                             4.40        10/01/16          4,400,000
    150,000  FAIRFIELD CA IDA HERMAN G
             ROWLAND PROJECT LOC - BANK OF
             AMERICA++                             3.40        04/01/05            150,000
    900,000  FOWLER CA IDA BEE SWEET CITRUS
             LOC - BANK OF AMERICA++               4.45        12/01/05            900,000
  1,900,000  FREMONT CA COP FAMILY RESOURCE
             CENTER FINANCING PROJECT++            2.55        08/01/28          1,900,000
  9,000,000  FRESNO COUNTY CA TAX & REVENUE
             ANTICIPATION NOTES                    5.00        07/02/01          9,049,072
  6,800,000  FULLERTON CA IDR SUNCLIPSE
             SERIES A LOC - BANK OF
             AMERICA++                             4.10        07/01/15          6,800,000
  7,150,000  GARDEN GROVE CA MFHR MALABAR
             APARTMENTS PROJECT SERIES A
             FNMA INSURED++                        4.40        12/15/29          7,150,000
  2,500,000  GLENDALE CA COP JAIL
             FACILITIES RV POLICE BUILDING
             PROJECT MORGAN GUARANTY TRUST
             INSURED++                             4.40        06/01/30          2,500,000
    900,000  GOLDEN EMPIRE CA SCHOOL
             FINANCING AUTHORITY KERN HIGH
             SCHOOL DISTRICT SERIES A++            4.50        12/01/24            900,000
  7,050,000  HAYWARD CA HOUSING AUTHORITY++        4.85        06/15/25          7,050,000
  3,605,000  HUNTINGTON BEACH CA SEABRIDGE
             VILLAS SERIES A LOC - BANK OF
             AMERICA++                             4.00        02/01/10          3,605,000
  1,515,000  IRVINE RANCH CA WATER DISTRICT
             LOC - TORONTO DOMINION BANK++         4.50        06/01/15          1,515,000
    100,000  IRVINE CA IMPROVEMENT BOND ACT
             1915 ASSESSMENT DISTRICT NO
             94-15++                               4.75        09/02/20            100,000
 10,200,000  IRVINE CA PUBLIC FACILITIES &
             INFRASTRUCTURE AUTHORITY LEASE
             RV CAPITAL IMPROVEMENT
             PROJECT++                             4.40        11/01/10         10,200,000
  3,405,000  IRVINE CA PUBLIC FACILITIES &
             INFRASTRUCTURE AUTHORITY LEASE
             RV CAPITAL IMPROVEMENT
             PROJECT++                             4.40        11/01/10          3,405,000
  1,500,000  IRVINE CA IDA IRVINE EAST
             INVESTMENT COMPANY LOC - BANK
             OF AMERICA++                          4.30        12/01/05          1,500,000
  4,155,000  KERN COUNTY CA COP PUBLIC
             FACILITIES PROJECT SERIES B++         4.50        08/01/06          4,155,000
  1,500,000  KERN COUNTY CA COP PUBLIC
             FACILITIES PROJECT SERIES D++         4.50        08/01/06          1,500,000
    100,000  LANCASTER CA HFA MFHR WESTWOOD
             PARK APARTMENTS SERIES K LOC -
             BANK OF AMERICA++                     4.30        12/01/07            100,000
  8,400,000  LIVERMORE CA MFHR MORTGAGE
             PARK-A FNMA INSURED++                 4.50        07/15/18          8,400,000
 11,100,000  LOS ANGELES CA MFHR FOUNTAIN
             PARK PROJECT SERIES P++               4.45        04/15/33         11,100,000
  2,800,000  LOS ANGELES CA MFHR MASSELIN
             MANOR PROJECT LOC - BANK OF
             AMERICA++                             4.45        07/01/15          2,800,000
  5,000,000  LOS ANGELES CA CDA++                  4.20        04/01/30          5,000,000
 25,615,000  LOS ANGELES CA MFHR++                 4.45        03/15/34         25,615,000
  8,790,000  LOS ANGELES COUNTY CA HFA++           4.40        08/01/30          8,790,000
 10,000,000  LOS ANGELES COUNTY CA PENSION
             OBLIGATION SERIES B AMBAC
             INSURED++                             4.25        06/30/07         10,000,000
 55,000,000  LOS ANGELES COUNTY CA GO
             TAX & REVENUE ANTICIPATION
             NOTES SERIES A                        5.00        06/29/01         55,333,164
  6,900,000  LOS ANGELES COUNTY CA MFHR
             SAND CANYON RANCH PROJECT
             SERIES F LOC - CITIBANK NA++          4.00        11/01/06          6,900,000
  5,000,000  LOS ANGELES COUNTY CA SCHOOLS
             POOL FINANCING PROGRAM COP
             SERIES A                              5.00        07/02/01          5,026,173
  1,750,000  LOS ANGELES COUNTY CA
             TRANSPORTATION COMMISSION
             SALES TAX SERIES A FGIC
             INSURED++                             4.25        07/01/12          1,750,000
 10,000,000  LOS ANGELES COUNTY CA
             TRANSPORTATION COMMISSION
             SALES TAX SERIES A FGIC
             INSURED++                             6.75        07/01/18         10,373,913
 11,000,000  LOS ANGELES COUNTY CA
             TRANSPORTATION COMMISSION
             SALES TAX SERIES A FGIC
             INSURED++                             6.75        07/01/20         11,411,305
  3,000,000  LOS ANGELES CA MFHR RENTAL
             ACADEMY APARTMENTS SERIES A++         4.50        10/01/19          3,000,000

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE+      VALUE
CALIFORNIA MUNICIPAL SECURITIES (continued)
$   900,000  LOS ANGELES CA CONVENTION &
             EXHIBITION CENTER AUTHORITY
             LEASE REVENUE++                       4.52%       08/15/18     $      900,000
  4,300,000  LOS ANGELES CA DW&P
             SERIES F++                            4.45        02/01/10          4,300,000
  2,000,000  LOS ANGELES CA DW&P
             SERIES D++                            4.45        02/01/10          2,000,000
 13,160,000  LOS ANGELES CA DW&P
             SERIES 144++                          4.82        06/15/29         13,160,000
  3,210,000  LOS ANGELES CA SERIES 709++           4.52        09/01/09          3,210,000
  5,000,000  LOS ANGELES CA SERIES N8++            5.50        06/29/01          5,000,000
 19,655,000  LOS ANGELES CA USD GO BONDS
             TAX REVENUE ANTICIPATION NOTES
             SERIES II-R-35++                      4.82        07/01/21         19,655,000
  5,000,000  LOS ANGELES CA USD
             SERIES 1179++                         3.95        07/01/19          5,000,000
  9,630,000  LOS ANGELES CA USD COP
             BELMONT++                             4.35        12/01/17          9,630,000
  9,000,000  METROPOLITAN WATER DISTRICT
             SOUTHERN CALIFORNIA
             SERIES A++                            4.40        06/01/23          9,000,000
  4,750,000  METROPOLITAN WATER DISTRICT
             SOUTHERN CALIFORNIA FRN PA
             546++                                 4.52        07/01/27          4,750,000
  9,995,000  METROPOLITAN WATER DISTRICT
             SOUTHERN CALIFORNIA COP
             SERIES 154++                          4.82        07/01/27          9,995,000
  9,700,000  METROPOLITAN WATER DISTRICT
             SOUTHERN CALIFORNIA SERIES C
             LOC - BANK OF AMERICA++               4.15        07/01/28          9,700,000
  7,200,000  METROPOLITAN WATER DISTRICT
             SOUTHERN CALIFORNIA
             SERIES SG-128++                       4.52        07/01/30          7,200,000
  3,170,000  METROPOLITAN WATER DISTRICT++         4.67        08/05/22          3,170,000
  8,000,000  MILPITAS CA MFHR CROSSING AT
             MONTAGUE PROJECT SERIES A LOC
             -U.S. BANK TRUST++                    4.45        08/15/33          8,000,000
  5,100,000  MODESTO CA MFHR WESTDALE
             COMMONS APARTMENT SERIES A LOC
             -FHLB OF SAN FRANCISCO++              4.50        12/01/15          5,100,000
  2,900,000  MONTEBELLO CA IDA LOC - BANK
             OF AMERICA++                          4.10        04/01/15          2,900,000
  3,500,000  MONTEREY COUNTY CA FINANCE
             AUTHORITY++                           4.45        09/01/36          3,500,000
  5,890,000  MORGAN HILL CA USD SERIES SG
             145++                                 4.52        08/01/25          5,890,000
  7,450,000  MODESTO - SAN JUAN - REDDING
             PUBLIC POWER AGENCY SERIES A
             22 - REGULATION D++                   5.50        07/01/17          7,450,000
  5,200,000  MODESTO - SAN JUAN - REDDING
             PUBLIC POWER AGENCY
             SERIES B++                            4.40        07/01/22          5,200,000
  9,300,000  NEWPORT BEACH CA HEALTH HOAG
             MEMORIAL PRESBYTERIAN HOSPITAL
             SERIES A++                            4.25        12/01/29          9,300,000
 10,505,000  NORTHERN CALIFORNIA PUBLIC
             POWER SERIES SSP 35A++                5.00        07/01/28         10,505,000
  1,100,000  OAKLAND CA JOINT POWERS
             FINANCING AUTHORITY LEASE
             SERIES A-1++                          4.35        08/01/21          1,100,000
  9,000,000  ONTARIO CA MFHR PARK CENTER
             APARTMENTS LOC - ROYAL BANK OF
             CANADA SERIES A++                     4.30        08/01/07          9,000,000
  5,100,000  ORANGE COUNTY CA TRANSPORTAION
             AUTHORITY SALES TAX RV                4.30        02/15/01          5,110,007
  6,700,000  ORANGE COUNTY CA HOUSING
             AUTORITY OASIS MARTINIQUE
             SERIES I++                            4.35        06/15/28          6,700,000
  4,200,000  ORANGE COUNTY CA SERIES B++           4.35        11/01/22          4,200,000
  7,249,000  ORANGE COUNTY CA HARBOR POINTE
             ISSUE D++                             4.30        12/01/22          7,249,000
  9,900,000  ORANGE COUNTY CA HIDDEN HILLS
             SERIES C++                            4.65        11/01/09          9,900,000
    900,000  ORANGE COUNTY CA NIGUEL SUMMIT
             1 SERIES A++                          4.65        11/01/09            900,000
  2,700,000  ORANGE COUNTY CA NIGUEL SUMMIT
             SERIES B LOC - BANK OF
             AMERICA++                             4.30        11/01/09          2,700,000
  3,900,000  ORANGE COUNTY CA PARK RIDGE
             VILLAS++                              4.30        11/15/28          3,900,000
  5,000,000  ORANGE COUNTY CA VILLAS
             ALIENTO SERIES E++                    4.20        08/15/28          5,000,000
  3,000,000  ORANGE COUNTY CA MFHR POINTE
             NIGUEL SERIES C LOC - U.S.
             BANK TRUST++                          4.35        11/01/22          3,000,000
 28,100,000  ORANGE COUNTY CA MFHR
             SERIES A++                            4.30        12/01/06         28,100,000
  3,400,000  PORT OAKLAND CA RV SERIES A1
             REGULATION D++                        5.55        11/01/22          3,400,000
  4,995,000  PORT OAKLAND CA++                     4.60        11/01/17          4,995,000
  4,000,000  PORT OAKLAND CA TRANSPORTATION
             RV SERIES 5++                         5.12        11/01/12          4,000,000
 16,500,000  RIVERSIDE COUNTY CA SFA
             SERIES N10++                          5.50        10/19/01         16,500,000
  2,245,000  RIVERSIDE COUNTY CA ASSET
             LEASING CORPORATION COP
             SERIES 148++                          4.82        06/01/16          2,245,000
  1,300,000  RIVERSIDE COUNTY CA COP
             RIVERSIDE COUNTY PUBLIC
             FACILITIES PROJECT SERIES A++         4.80        12/01/15          1,300,000
  1,700,000  RIVERSIDE COUNTY CA COP
             SERIES D++                            4.80        12/01/15          1,700,000
 10,600,000  SACRAMENTO COUNTY CA
             SANITATION DISTRICT FINANCING
             AUTHORITY SERIES A LOC - BANK
             OF NEW YORK++                         5.07        12/01/19         10,600,000
  3,600,000  SACRAMENTO COUNTY CA COP
             ADMINISTRATION CENTER &
             COURTHOUSE PROJECT LOC - BANK
             OF SWITZERLAND++                      2.50        06/01/20          3,600,000

MONEY MARKET FUNDS    PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE+      VALUE
CALIFORNIA MUNICIPAL SECURITIES (continued)
$ 6,300,000  SACRAMENTO COUNTY CA MFHR
             HIDDEN OAKS APARTMENTS
             SERIES C++                            4.45%       05/15/29     $    6,300,000
  5,000,000  SACRAMENTO COUNTY CA MFHR
             STONE CREEK APARTMENTS++              4.30        11/15/27          5,000,000
 10,000,000  SACRAMENTO COUNTY CA OFFICE OF
             EDUCATION TAX & REVENUE               4.50        01/19/01         10,020,064
  3,000,000  SACRAMENTO COUNTY CA TAX &
             REVENUE GO                            5.00        10/04/01          3,033,618
  1,000,000  SACRAMENTO COUNTY CA TAX &
             REVENUE                               5.25        10/04/01          1,013,397
  1,200,000  SACRAMENTO CA MFHR SMOKETREE
             PROJECT SERIES A++                    4.40        04/15/10          1,200,000
  3,000,000  SALINAS CA MFHR BRENTWOOD
             GARDEN SERIES A++                     4.30        05/15/27          3,000,000
  1,655,000  SAN BERNARDINO COUNTY CA++            4.52        03/01/10          1,655,000
  1,500,000  SAN BERNARDINO COUNTY CA COP
             COUNTY CENTER REFINANCING
             PROJECT++                             4.30        07/01/15          1,500,000
  5,000,000  SAN BERNARDINO COUNTY CA MFHR
             ALTA LOMA APARTMENTS SERIES A
             LOC - CALIFORNIA FEDERAL
             BANK++                                3.25        02/01/23          5,000,000
  2,085,000  SAN BERNARDINO COUNTY CA MFHR
             SERIES B++                            5.75        05/01/17          2,085,000
  6,115,000  SAN BERNARDINO COUNTY CA MFHR
             GREEN VALLEY APARTMENTS
             SERIES A++                            4.30        05/15/29          6,115,000
  4,725,000  SAN BERNARDINO COUNTY CA MFHR
             RIVERSIDE DRIVE APARTMENT
             SERIES A LOC - REDLANDS
             FEDERAL BANK++                        5.75        05/01/17          4,725,000
  3,020,000  SAN DIEGO CA TAX REVENUE
             ANTICIPATION NOTES                    5.25        10/02/01          3,062,265
  4,900,000  SAN DIEGO COUNTY CA COP SAN
             PASQUAL ACADEMY++                     4.70        08/01/20          4,900,000
  2,600,000  SAN DIEGO COUNTY CA MFHR
             COUNTRY HILLS SERIES A++              4.40        08/15/13          2,600,000
  9,700,000  SAN DIEGO COUNTY CA MFHR
             SERIES C++                            4.40        04/15/05          9,700,000
  2,000,000  SAN DIEGO CA COP++                    4.52        08/01/28          2,000,000
 10,915,000  SAN DIEGO CA MFHR LOC -
             PAINEWEBBER INCORPORATED++            4.35        12/01/22         10,915,000
  3,500,000  SAN DIEGO CA MFHR LOC - BANK
             OF AMERICA++                          3.70        10/01/15          3,500,000
 15,000,000  SAN DIEGO CA PUBLIC FACILITIES
             FINANCING AUTHORITY
             SERIES SG++                           4.52        05/15/29         15,000,000
 30,000,000  SAN FRANCISCO BAY GO                  4.00        10/02/00         30,000,000
 10,465,000  SAN FRANCISCO CA AIRPORT              3.90        12/05/00         10,465,000
  5,750,000  SAN FRANCISCO CA CITY & COUNTY
             MFHR++                                4.45        12/01/17          5,750,000
 17,410,000  SAN FRANCISCO CA CITY & COUNTY
             INTERNATIONAL AIRPORT++               5.05        01/01/27         17,410,000
  4,000,000  SAN FRANCISCO CA CITY & COUNTY
             INTERNATIONAL AIRPORT
             SERIES 38A++                          5.05        05/01/24          4,000,000
 19,240,000  SAN FRANCISCO CA CITY & COUNTY
             INTERNATIONAL AIRPORT
             SERIES 31++                           4.92        05/01/29         19,240,000
  3,000,000  SAN FRANCISCO CA CITY & COUNTY
             MFHR FILLMORE CENTER
             SERIES A-2 LOC - CREDIT SUISSE
             FIRST BOSTON++                        4.45        12/01/17          3,000,000
  2,200,000  SAN FRANCISCO CA CITY & COUNTY
             MFHR FILLMORE CENTER
             SERIES A-1 LOC - CREDIT SUISSE
             FIRST BOSTON++                        4.15        12/01/17          2,200,000
  4,175,000  SAN FRANCISCO CA CITY & COUNTY
             MFHR YERBA BUENA GARDEN LOC -
             BANK OF TOKYO MITSUBISHI++            2.55        09/01/06          4,175,000
  2,935,000  SAN JACINTO CA USD SERIES A++         4.50        09/01/14          2,935,000
  3,000,000  SAN JOAQUIN TRANSPORTATION RV         3.65        12/12/00          3,000,000
  5,000,000  SAN JOSE CA MFHR++                    4.77        05/01/30          5,000,000
  5,000,000  SAN JOSE CA MFHR++                    4.77        05/01/30          5,000,000
  1,000,000  SAN JOSE CA MFHR ALMADEN LAKE
             VILLAGE APARTMENTS SERIES A
             LOC - BANK OF AMERICA++               4.38        03/01/32          1,000,000
  2,200,000  SAN JOSE CA MFHR FAIRWAY GLEN
             APARTMENTS SERIES A++                 4.45        11/01/07          2,200,000
  6,000,000  SAN JOSE CA REDEVELOPMENT
             AGENCY SERIES A++                     2.55        07/01/26          6,000,000
  2,200,000  SAN LEANDRO CA MFHR HAAS
             AVENUE APARTMENTS SERIES B LOC
             -SECURITY PACIFIC NATIONAL++          4.30        10/01/07          2,200,000
 14,645,000  SAN MATEO COUNTY CA JT POWERS
             AUTHORITY LEASE SERIES 123 FSA
             INSURED++                             4.82        07/15/29         14,645,000
    500,000  SANTA CLARA COUNTY CA FINANCE
             AUTHORITY LEASE VMC SERIES B
             LOC - UNION BANK OF
             SWITZERLAND++                         4.45        11/15/25            500,000
 14,600,000  SANTA CLARA COUNTY CA MFHR++          4.40        11/01/07         14,600,000
  1,000,000  SANTA CLARA COUNTY CA
             TRANSPORTATION++                      2.50        06/01/15          1,000,000
  7,100,000  SANTA CLARA COUNTY CA HOSPITAL
             DISTRICT FACILITY RV
             SERIES A++                            4.90        08/01/15          7,100,000

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE+      VALUE
CALIFORNIA MUNICIPAL SECURITIES (continued)
$13,465,000  SANTA CLARA CA ELECTRIC RV
             SERIES B++                            4.40%       07/01/10     $   13,465,000
 12,000,000  SANTA CRUZ COUNTY CA TAX RV           4.50        10/06/00         12,001,275
  3,000,000  SIMI VALLEY CA MFHR LINCOLN
             WOOD RANCH LOC - CREDIT SUISSE
             FIRST BOSTON++                        2.55        06/01/10          3,000,000
  4,475,000  SIMI VALLEY CA MFHR
             SERIES A++                            4.30        07/01/23          4,475,000
  2,421,000  SOUTHEAST RESOURCE RECOVERY
             FACILITY LEASE REVENUE
             SERIES A++                            4.50        12/01/18          2,421,000
  5,800,000  SOUTHEAST RESOURCE RECOVERY
             FACILITY LEASE RV SERIES B++          4.55        12/01/18          5,800,000
    500,000  SOUTHERN CALIFORNIA PUBLIC
             POWER AUTHORTIY SOUTHERN
             TRANSMISSION PROJECT
             SERIES A++                            4.50        07/01/23            500,000
  4,200,000  SOUTHERN CALIFORNIA PUBLIC
             POWER AUTHORITY PALO VERDE
             PROJECT SERIES C AMBAC
             INSURED++                             4.25        07/01/17          4,200,000
  1,000,000  SOUTHERN CALIFORNIA PUBLIC
             POWER AUTHORITY SOUTHERN
             TRANSMISSION PROJECT LOC -
             SWISS BANK++                          4.25        07/01/19          1,000,000
  8,000,000  STANISLAUS CA WASTE-TO-ENERGY
             FINANCE AGENCY SOLID WASTE
             FACILITY OGDEN MARTIN SYSTEMS
             PROJECT++                             2.50        01/01/10          8,000,000
 22,875,000  STATE OF CA GO                        3.90        10/11/00         22,875,000
  7,000,000  STATE OF CA GO                        3.55        11/06/00          7,000,000
  8,500,000  STATE OF CA GO                        3.95        10/06/00          8,500,000
  6,300,000  TRACY CA MFHR SYCAMORE VILLAGE
             APARTMENTS SERIES A LOC - BANK
             OF AMERICA++                          3.45        05/01/15          6,300,000
  4,320,000  TURLOCK CA IRRIGATION DISTRICT
             SERIES A LOC - CANADIEN
             IMPERIAL BANK OF COMMERCE++           4.40        01/01/14          4,320,000
  2,900,000  TURLOCK CA IRRIGATION DISTRICT
             COP IRRIGATION PROJECT
             SERIES A++                            4.40        01/01/26          2,900,000
  3,500,000  UNIVERSITY OF CALIFORNIA
             REGENTS                               3.95        12/04/00          3,500,000
 25,000,000  UNIVERSITY OF CALIFORNIA
             REGENTS                               3.90        12/08/00         25,000,000
  6,150,000  VACAVILLE CA MFHR QUAIL RUN
             PROJECT SERIES A++                    4.50        07/15/18          6,150,000
  2,700,000  VALLECITOS CA WATER DISTRICT
             COP TWIN OAKS RESERVOIR
             PROJECT++                             4.50        07/01/30          2,700,000
  4,800,000  VALLEJO CA MFHR HIGHLANDS++           4.75        06/01/07          4,800,000
  7,300,000  VALLEJO MFHR SERIES C++               4.90        01/01/08          7,300,000
  2,900,000  WALNUT CREEK CA MFHR CREEKSIDE
             DRIVE APARTMENTS LOC - BANK OF
             AMERICA++                             3.45        04/01/07          2,900,000
  1,470,000  WEST COVINA CA REDEVELOPMENT
             AGENCY LEASE++                        4.30        08/01/18          1,470,000
                                                                             2,015,674,900
TOTAL CALIFORNIA MUNICIPAL SECURITIES (COST
$2,015,674,900)
                                                                            --------------
PUERTO RICO MUNICIPAL SECURITIES - 14.83%
  3,400,000  PUERTO RICO COMMONWEALTH
             GOVERNMENT DEVELOPMENT++              4.35        12/01/15          3,400,000
  9,700,000  PUERTO RICO COMMONWEALTH
             HIGHWAY & TRANSPORTATION
             AUTHORITY RV PA 331++                 4.57        07/01/14          9,700,000
  1,000,000  PUERTO RICO COMMONWEALTH
             HIGHWAY & TRANSPORTATION
             AUTHORITY RV SERIES 472++             4.57        07/01/18          1,000,000
  3,750,000  PUERTO RICO COMMONWEALTH
             HIGHWAY & TRANSPORTATION
             AUTHORITY RV SERIES PA 494++          4.57        07/01/28          3,750,000
  2,390,000  PUERTO RICO COMMONWEALTH
             HIGHWAY & TRANSPORTATION
             AUTHORITY RV PA 605++                 4.57        07/01/26          2,390,000
  2,675,000  PUERTO RICO COMMONWEALTH GO++         4.57        07/01/10          2,675,000
  9,720,000  PUERTO RICO COMMONWEALTH GO
             SERIES 125 AMBAC INSURED++            4.82        07/01/27          9,720,000
  6,090,000  PUERTO RICO COMMONWEALTH
             HIGHWAY & TRANSPORTATION
             AUTHORITY RV PA 548R++                4.57        07/01/15          6,090,000
  6,400,000  PUERTO RICO COMMONWEALTH
             HIGHWAY & TRANSPORTATION
             AUTHORITY RV SERIES A AMBAC
             INSURED++                             4.50        07/01/28          6,400,000
  2,500,000  PUERTO RICO COMMONWEALTH
             HIGHWAY & TRANSPORTATION
             AUTHORITY RV SERIES B MBIA
             INSURED++                             3.89        07/01/35          2,500,000
  2,000,000  PUERTO RICO COMMONWEALTH
             INFRASTRUCTURE FINANCING
             AUTHORITY PA 498++                    4.57        07/01/28          2,000,000
  8,700,000  PUERTO RICO COMMONWEALTH
             INFRASTRUCTURE FINANCING
             AUTHORITY SERIES 139 AMBAC
             INSURED++                             4.82        07/01/28          8,700,000
  9,200,000  PUERTO RICO COMMONWEALTH
             INFRASTRUCTURE RV++                   4.05        07/01/28          9,200,000
 17,000,000  PUERTO RICO COMMONWEALTH P
             FLOATS PT 1025++                      4.05        07/01/23         17,000,000
  4,425,000  PUERTO RICO COMMONWEALTH
             SERIES 20 MBIA INSURED++              4.97        07/01/23          4,425,000
  5,820,000  PUERTO RICO COMMONWEALTH
             SERIES 642 MBIA INSURED++             4.57        07/01/12          5,820,000
 24,507,000  PUERTO RICO GOVERNMENT
             DEVELOPMENT BANK                      3.75        02/12/00         24,507,000

MONEY MARKET FUNDS    PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

  CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE+      VALUE
PUERTO RICO MUNICIPAL SECURITIES (continued)
$16,659,000  PUERTO RICO GOVERNMENT
             DEVELOPMENT BANK                      3.80%       10/17/00     $   16,659,000
  6,600,000  PUERTO RICO GOVERNMENT
             DEVELOPMENT BANK                      3.65        10/18/00          6,600,000
 18,554,000  PUERTO RICO GOVERNMENT
             DEVELOPMENT BANK                      3.90        10/25/00         18,554,000
 24,290,000  PUERTO RICO GOVERNMENT
             DEVELOPMENT BANK                      4.40        10/26/00         24,290,000
 20,000,000  PUERTO RICO GOVERNMENT
             DEVELOPMENT BANK                      3.80        10/31/00         20,000,000
 11,000,000  PUERTO RICO GOVERNMENT
             DEVELOPMENT BANK                      4.35        11/09/00         11,000,000
 25,084,000  PUERTO RICO GOVERNMENT
             DEVELOPMENT BANK                      4.35        11/09/00         25,084,000
 13,000,000  PUERTO RICO GOVERNMENT
             DEVELOPMENT BANK                      4.00        11/13/00         13,000,000
  5,200,000  PUERTO RICO GOVERNMENT
             DEVELOPMENT BANK                      4.20        11/16/00          5,200,000
 19,100,000  PUERTO RICO GOVERNMENT
             DEVELOPMENT BANK                      4.45        11/16/00         19,100,000
 17,446,000  PUERTO RICO GOVERNMENT
             DEVELOPMENT BANK                      4.25        11/22/00         17,446,000
  2,000,000  PUERTO RICO PUBLIC FINANCE
             CORPORATION RV++                      4.57        06/01/16          2,000,000
  6,315,000  PUERTO RICO PUBLIC FINANCE
             CORPORATION RV++                      4.57        06/01/19          6,315,000
  1,195,000  PUERTO RICO PUBLIC FINANCE
             CORPORATION RV SERIES 111++           4.82        06/01/26          1,195,000
  9,795,000  PUERTO RICO ELECTRIC POWER
             AUTHORITY RV++                        4.57        07/01/07          9,795,000
  3,700,000  PUERTO RICO ELECTRIC POWER
             AUTHORITY RV++                        4.57        01/01/12          3,700,000
  8,030,000  PUERTO RICO ELECTRIC POWER
             AUTHORITY RV SERIES P                 7.00        07/01/21          8,361,653
 18,400,000  PUERTO RICO ELECTRIC POWER
             AUTHORITY RV SERIES 16 HH++           5.07        07/01/13         18,400,000
  3,820,000  PUERTO RICO PUBLIC BUILDINGS
             AUTHORITY RV FRN PA 577++             4.57        07/01/27          3,820,000
                                                                               354,636,653
TOTAL PUERTO RICO MUNICIPAL SECURITIES
(COST $354,636,653)
                                                                            --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,370,311,553)*                      99.15% $2,370,311,553
OTHER ASSETS AND LIABILITIES, NET            0.85      20,303,666
                                          -------  --------------
TOTAL NET ASSETS                           100.00% $2,390,615,219
                                          -------  --------------

 ++  VARIABLE RATE.
  + SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Other                            25%
Multi-Family Housing             20%
Educational Facilities           10%
Industrial Development            9%
Water & Sewer                     7%
General Obligation                3%
Health Care                       3%
Leasing                           3%
Transportation                    3%
Foreign Depository Institutions   3%
Airport Revenue                   2%
Electric                          2%
Housing                           2%
Power                             2%
Utilities                         2%
Economic Development              1%
Pollution Control                 1%
Sales Tax                         1%
Single Family Housing             1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                   INTEREST RATE  MATURITY DATE      VALUE
SHORT-TERM FEDERAL AGENCIES - DISCOUNT NOTES - 12.45%
FEDERAL HOME LOAN BANK - 4.40%
$ 50,000,000  FEDERAL HOME LOAN BANK                6.51%{::}    1/30/01    $   48,940,000
  30,000,000  FEDERAL HOME LOAN BANK                6.71{::}     2/9/01         29,306,667
  50,000,000  FEDERAL HOME LOAN BANK                6.66{::}     3/1/01         48,666,668

                                                                               126,913,335
                                                                            --------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.39%
  25,000,000  FEDERAL HOME LOAN MORTGAGE
              CORPORATION                           6.44{::}    1/16/01         24,554,386
  50,000,000  FEDERAL HOME LOAN MORTGAGE
              CORPORATION                           6.49{::}    1/31/01         48,929,486
  25,000,000  FEDERAL HOME LOAN MORTGAGE
              CORPORATION                           6.57{::}    2/23/01         24,363,501

                                                                                97,847,373
                                                                            --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.66%
  21,375,000  FEDERAL NATIONAL MORTGAGE
              ASSOCIATION                           6.44{::}   10/24/00         21,291,400
  40,000,000  FEDERAL NATIONAL MORTGAGE
              ASSOCIATION                           6.45{::}   10/25/00         39,835,933
  25,000,000  FEDERAL NATIONAL MORTGAGE
              ASSOCIATION                           6.60{::}     2/8/01         24,428,011
  50,000,000  FEDERAL NATIONAL MORTGAGE
              ASSOCIATION                           6.52{::}    2/22/01         48,740,806

                                                                               134,296,150
                                                                            --------------

                                                                               359,056,858
TOTAL SHORT-TERM FEDERAL AGENCIES - DISCOUNT
NOTES (COST $359,056,858)
                                                                            --------------
SHORT-TERM FEDERAL AGENCIES - FIXED RATE BONDS - 2.07%
FEDERAL HOME LOAN BANK - 1.21%
  35,000,000  FEDERAL HOME LOAN BANK                6.68         5/8/01         34,947,322
                                                                            --------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.86%
  24,875,000  FEDERAL HOME LOAN MORTGAGE
              CORPORATION                           6.84        7/25/01         24,899,686
                                                                            --------------

                                                                                59,847,008
TOTAL SHORT-TERM FEDERAL AGENCIES - FIXED
RATE BONDS (COST $59,847,008)
                                                                            --------------
SHORT-TERM FEDERAL AGENCIES - FIXED RATE NOTES - 19.36%
FEDERAL HOME LOAN BANK - 7.66%
  50,000,000  FEDERAL HOME LOAN BANK                6.05        11/3/00         49,997,185
  40,000,000  FEDERAL HOME LOAN BANK                6.35         2/1/01         39,990,895
  40,000,000  FEDERAL HOME LOAN BANK                6.75         3/1/01         39,998,716
  20,000,000  FEDERAL HOME LOAN BANK                6.66         4/6/01         19,992,698
  30,000,000  FEDERAL HOME LOAN BANK                6.67         4/6/01         29,999,847
  10,970,000  FEDERAL HOME LOAN BANK                7.08        6/29/01         10,996,619
  30,000,000  FEDERAL HOME LOAN BANK                6.55        9/28/01         29,996,856

                                                                               220,972,816
                                                                            --------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.21%
  35,000,000  FEDERAL HOME LOAN MORTGAGE
              CORPORATION                           6.50        1/19/01         34,996,744
                                                                            --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 9.28%
  30,000,000  FEDERAL NATIONAL MORTGAGE
              ASSOCIATION                           4.85       11/20/00         29,925,507
  50,000,000  FEDERAL NATIONAL MORTGAGE
              ASSOCIATION                           8.25       12/18/00         50,115,501
  40,000,000  FEDERAL NATIONAL MORTGAGE
              ASSOCIATION                           5.63        3/15/01         39,807,887
  40,000,000  FEDERAL NATIONAL MORTGAGE
              ASSOCIATION                           6.52        3/16/01         39,975,448
  29,000,000  FEDERAL NATIONAL MORTGAGE
              ASSOCIATION                           6.55        3/20/01         28,993,656

MONEY MARKET FUNDS    PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                   INTEREST RATE  MATURITY DATE      VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$ 19,000,000  FEDERAL NATIONAL MORTGAGE
              ASSOCIATION                           7.25%       5/25/01     $   19,059,953
  25,000,000  FEDERAL NATIONAL MORTGAGE
              ASSOCIATION                           6.64        9/18/01         24,997,599
  35,000,000  FEDERAL NATIONAL MORTGAGE
              ASSOCIATION                           6.64        9/18/01         34,987,413

                                                                               267,862,964
                                                                            --------------
STUDENT LOAN MORTGAGE ASSOCIATION - 1.21%
  35,000,000  STUDENT LOAN MORTGAGE
              ASSOCIATION                           5.90        12/1/00         34,992,945
                                                                            --------------

                                                                               558,825,469
TOTAL SHORT-TERM FEDERAL AGENCIES - FIXED
RATE NOTES (COST $558,825,469)
                                                                            --------------
VARIABLE & FLOATING RATE NOTES - AGENCY - 11.22%
FEDERAL HOME LOAN MORTGAGE COMPANY - 9.49%
 199,000,000  FEDERAL HOME LOAN MORTGAGE
              COMPANY++                             6.41       12/20/00        198,951,402
  75,000,000  FEDERAL HOME LOAN MORTGAGE
              COMPANY++                             6.53        1/10/01         74,980,535

                                                                               273,931,937
                                                                            --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.73%
  50,000,000  FEDERAL NATIONAL MORTGAGE
              ASSOCIATION++                         6.46       11/13/00         49,995,138
                                                                            --------------

                                                                               323,927,075
TOTAL VARIABLE & FLOATING RATE NOTES -
AGENCY (COST $323,927,075)
                                                                            --------------
REPURCHASE AGREEMENTS - 54.91%
 112,744,129  BANC OF AMERICA NT & SA
              REPURCHASE AGREEMENT                  6.65        10/2/00        112,744,129
 307,084,240  BEAR STEARNS REPURCHASE
              AGREEMENT                             6.65        10/2/00        307,084,240
 250,000,000  CREDIT SUISSE FIRST BOSTON
              REPURCHASE AGREEMENT                  6.67        10/2/00        250,000,000
  65,100,000  DEUTSCHE BANK SECURITIES
              REPURCHASE AGREEMENT                  6.68        10/2/00         65,100,000
 300,000,000  GOLDMAN SACHS REPURCHASE
              AGREEMENT                             6.65        10/2/00        300,000,000
 550,000,000  LEHMAN BROTHERS INCORPORATED
              REPURCHASE AGREEMENT                  6.84        10/2/00        550,000,000

                                                                             1,584,928,369
TOTAL REPURCHASE AGREEMENTS (COST
$1,584,928,369)
                                                                            --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,886,584,779)*                     100.01% $2,886,584,779
OTHER ASSETS AND LIABILITIES, NET           (0.01)       (411,576)
                                          -------  --------------
TOTAL NET ASSETS                           100.00% $2,886,173,203
                                          -------  --------------

{::} YIELD TO MATURITY.
 ++  VARIABLE RATE.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   MINNESOTA MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY NAME                   INTEREST RATE  MATURITY DATE+     VALUE
MUNICIPAL SECURITIES - 101.37%
$2,135,000  ALBERTA LEA MN ISD # 241 GO
            BONDS SCHOOL DISTRICT CREDIT
            PROGRAM                               4.50%         9/2/01     $ 2,136,715
 1,371,000  ARDEN HILLS MN HOUSING &
            HEALTH CARE FACILITIES RV
            PRESBYTERIAN HOMES PROJECT
            SERIES B US BANK NA LOC++             5.65          9/1/29       1,371,000
 4,550,000  BLAINE MN IDR BONDS SUPERVALU
            INCORPORATED PROJECT WACHOVIA
            BANK OF GEORGIA LOC++                 5.95         11/1/13       4,550,000
   100,000  BURNSVILLE MN MFHR BERKSHIRE
            PROJECT SERIES A US BANK TRUST
            NA LOC++                              5.65         7/15/30         100,000
 1,500,000  CITY OF ROCHESTER MN                  4.25        10/12/00       1,500,000
 1,300,000  CLOQUET MN INDUSTRIAL
            FACILITIES RV POTLATCH
            CORPORATION PROJECT SERIES C
            WACHOVIA BANK LOC++                   5.65          4/1/28       1,300,000
 2,680,000  COHASSET MN IDR MINNESOTA
            POWER & LIGHT COMPANY PROJECT
            SERIES A ABN AMRO BANK NV
            LOC++                                 5.65          6/1/20       2,680,000
 2,500,000  CRYSTAL MN MFHR BONDS CRYSTAL
            APARTMENTS L.P. PROJECT FHLB
            LOC++                                 5.85          5/1/27       2,500,000
 3,100,000  DULUTH MN EDA HEALTH CARE
            FACILITIES RV MILLER DWAN
            MEDICAL CENTER PROJECT CREDIT
            LOCAL DE FRANCE LOC++                 5.65          6/1/19       3,100,000
 2,500,000  EAGAN MN MFHR FRN POINT 1221
            PROJECT++                             5.77         12/1/29       2,500,000
   750,000  EDINA MN MFH RV EDINA PARK
            PLAZA US BANK TRUST NA LOC++          5.85         12/1/29         750,000
   100,000  FRIDLEY MN IDR LONGVIEW FIBRE
            COMPANY PROJECT ABN AMRO LOC++        6.05          1/1/03         100,000
   500,000  FULDA MN INDEPENDENT SD NO 505
            EDUCATION FACILITIES RV SD
            CREDIT PROGRAM LOC                    4.55         9/30/01         500,711
 1,400,000  GOLDEN VALLEY MN IDA RV
            UNICARE HOMES PROJECT BANK OF
            AMERICA NA LOC++                      5.55          9/1/14       1,400,000
 6,955,000  MINNEAPOLIS & ST PAUL MN
            METROPOLITAN COMMUNITY AIRPORT
            RV SERIES SG136++                     5.62          1/1/25       6,955,000
 2,436,000  MINNEAPOLIS MN P FLOATS PA
            711++                                 5.62          3/1/10       2,436,000
 1,250,000  MINNEAPOLIS MN RV PEOPLE
            SERVING PEOPLE PROJECT
            SERIES A US BANK LOC++                5.70         10/1/21       1,250,000
 1,500,000  MINNESOTA SD TAX & AID
            ANTICIPATION COP TAX
            ANTICIPATION CERTIFICATE
            INDENTURE SERIES A                    4.25         2/28/01       1,499,917
 1,500,000  MINNESOTA SD TAX & AID
            ANTICIPATION COP TAX
            ANTICIPATION CERTIFICATE
            INDENTURE SERIES A                    5.00          8/9/01       1,508,195
 3,500,000  MINNESOTA STATE RV SERIES A           5.00         6/30/01       3,517,271
   250,000  MINNESOTA STATE FIRST CHICAGO
            CAPITAL MARKET LOC                    4.88          8/1/01         251,043
   500,000  MINNESOTA STATE GO BONDS              5.00          4/1/01         501,570
 2,000,000  MINNESOTA STATE HFA SINGLE
            FAMILY HOUSING RV SERIES E
            PAINEWEBBER LOC                       4.35          5/1/01       1,998,605
   100,000  NEW BRIGHTON MN IDR RV UNICARE
            HOMES INCORPORATED PROJECT US
            BANK TRUST NA LOC++                   5.55         12/1/14         100,000
 4,585,000  NORTHERN MN MUNICIPAL POWER++         5.62          1/1/13       4,585,000
 3,000,000  OLMSTEAD COUNTY MN HOUSING &
            REDEVELOPMENT AUTHORITY RV
            COLLATERALIZED BY USG P/R
            2/1/01 @ 100                          7.00          2/1/01       3,024,956
   245,000  PLYMOUTH MN IDR TURCK
            MULTIPROX INCORPORATED PROJECT
            DEUTSCHE BANK LOC++                   5.60         11/1/06         245,000
 1,565,000  ROCHESTER MN GO                       4.25        10/12/00       1,565,000
 1,200,000  ST. PAUL MN HOUSING &
            REDEVELOPMENT AUTHORITY
            HOUSING RV GOODWILL/EASTER
            SEALS PROJECT FIRSTAR BANK
            LOC++                                 5.75          8/1/25       1,200,000
 3,600,000  ST. PAUL MN HOUSING &
            REDEVELOPMENT AUTHORITY MFHR
            KENDRICK APARTMENTS PROJECT US
            BANK TRUST NA LOC++                   6.00          1/1/27       3,600,000
 2,750,000  ST. PAUL MN HOUSING &
            REDEVELOPMENT AUTHORITY
            UTILITIES RV CREDIT LOCAL DE
            FRANCE LOC++                          5.85         12/1/12       2,750,000
   945,000  ST. PAUL MN PORT AUTHORITY IDR
            TEXAS PROJECT SERIES A US BANK
            NA LOC++                              5.95          6/1/10         945,000

MONEY MARKET FUNDS    PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   MINNESOTA MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY NAME                   INTEREST RATE  MATURITY DATE+     VALUE
MUNICIPAL SECURITIES (continued)
$2,100,000  SOUTHERN MINNESOTA MUNICIPAL
            POWER AGENCY POWER SUPPLY
            SYSTEM RV                             4.20%       10/11/00     $ 2,100,000

                                                                            64,520,983
TOTAL MUNICIPAL SECURITIES (COST
$64,520,983)
                                                                           -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $64,520,983)*                        101.37% $64,520,983
OTHER ASSETS AND LIABILITIES, NET           (1.37)    (873,726)
                                          -------  -----------
TOTAL NET ASSETS                           100.00% $63,647,257
                                          -------  -----------

 ++  VARIABLE RATE.
  + SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Health Care             17%
Multi-Family Housing    15%
Industrial Development  13%
Airport                 11%
Power                   10%
Other                    9%
Housing                  7%
Water & Sewer            6%
Education Facilities     5%
General Obligation       4%
Single Family Housing    3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                   INTEREST RATE  MATURITY DATE       VALUE
BANK NOTES - 1.05%
$ 55,000,000  BANK OF AMERICA CORPORATION           7.23%       2/16/01     $    55,000,000
  15,600,000  BRANCH BANKING & TRUST                7.05         5/7/01          15,565,649
  95,000,000  REGIONS BANK                          6.09       10/10/00          94,998,808

                                                                                165,564,457
TOTAL BANK NOTES (COST $165,564,457)
                                                                            ---------------
CERTIFICATES OF DEPOSIT - 4.60%
  43,800,000  ABN AMRO BANK CHICAGO                 6.72        2/12/01          43,795,447
 100,000,000  BANK OF AMERICA NT/SA                 6.62       11/27/00         100,000,000
  46,000,000  CANADIAN IMPERIAL BANK OF
              COMMERCE                              6.57        1/29/01          45,994,368
 100,000,000  COMMERZ BANK NY                       6.77        2/28/01          99,988,385
  65,000,000  DEUTSCHE BANK NY                      6.07       10/10/00          64,999,388
  45,000,000  NATIONAL WESTMINSTER BANK             6.47        1/18/01          44,993,671
  35,500,000  U.S. BANK                             6.59        1/16/01          35,500,000
 150,000,000  UNION BANK OF SWITZERLAND
              STAMFORD                              6.24        12/6/00         149,982,185
 145,800,000  UNION BANK OF SWITZERLAND
              STAMFORD                              6.22       12/11/00         145,780,020

                                                                                731,033,464
TOTAL CERTIFICATES OF DEPOSIT (COST
$731,033,464)
                                                                            ---------------
COMMERCIAL PAPER - 39.62%
 119,377,000  ALPINE SECURITIZATION
              CORPORATION                           6.58{::}   10/23/00         118,920,880
 396,367,000  AQUINAS FUNDING, LLC                  6.75{::}    10/2/00         396,367,000
  92,632,000  ATLANTIS ONE FUNDING
              CORPORATION                           6.63{::}    10/6/00          92,564,585
 229,000,000  BANK OF AMERICA CORPORATION           6.47{::}   10/12/00         228,601,795
 300,000,000  BAUS FUNDING LLC                      6.63{::}    10/6/00         299,782,332
 175,000,000  BAUS FUNDING LLC                      6.61{::}   12/28/00         172,267,959
  45,466,000  COMPASS SECURITIZATION, LLC           6.57{::}   10/12/00          45,383,530
  55,000,000  COMPASS SECURITIZATION, LLC           6.47{::}   10/16/00          54,866,106
  20,275,000  CONDUIT ASSET BACKED
              SECURITIES, LIMITED                   6.66{::}   11/20/00          20,093,967
  45,000,000  CONDUIT ASSET BACKED
              SECURITIES, LIMITED                   6.65{::}   11/22/00          44,583,075
  65,000,000  CONDUIT ASSET BACKED
              SECURITIES, LIMITED                   6.69{::}   12/11/00          64,170,889
  63,629,000  CROWN POINT CAPITAL COMPANY,
              LLC                                   6.58{::}   10/12/00          63,513,231
  30,183,000  CROWN POINT CAPITAL COMPANY,
              LLC                                   6.59{::}   10/23/00          30,067,676
 100,000,000  CXC INCORPORATED                      6.63{::}    10/6/00          99,927,444
 137,000,000  FALCON ASSET SECURITIZATION
              CORPORATION                           6.57{::}    10/3/00         136,975,207
  90,440,000  FALCON ASSET SECURITIZATION
              CORPORATION                           6.60{::}    11/9/00          89,814,708
 200,000,000  GENERAL ELECTRIC CAPITAL
              INTERNATIONAL FUNDING                 6.53{::}    10/5/00         199,891,500
  50,000,000  GENERAL ELECTRIC FINANCIAL
              ASSURANCE HOLDINGS,
              INCORPORATED                          6.53{::}    10/5/00          49,972,875
  57,000,000  GOLDMAN SACHS GROUP
              INCORPORATED                          6.50{::}   12/22/00          57,000,000
  88,000,000  GOVCO INCORPORATED                    6.62{::}    12/8/00          86,933,807
 125,000,000  GRAND FUNDING CORPORATION             6.54{::}    10/3/00         124,977,292
  21,850,000  GRAND FUNDING CORPORATION             6.59{::}    10/4/00          21,842,061
  10,391,000  GRAND FUNDING CORPORATION             6.61{::}   10/30/00          10,337,902
 172,000,000  GREYHAWK FUNDING, LLC                 6.49{::}   10/13/00         171,669,426
  46,492,000  HALOGEN CAPITAL COMPANY, LLC          6.75{::}    10/3/00          46,483,283
 217,563,000  HALOGEN CAPITAL COMPANY, LLC          6.57{::}   10/17/00         216,970,224
  48,176,000  HALOGEN CAPITAL COMPANY, LLC          6.54{::}   10/16/00          48,053,473
  75,000,000  INTERNATIONAL SECURITIZATION
              CORPORATION                           6.57{::}   10/11/00          74,877,563
  34,521,000  INTERNATIONAL SECURITIZATION
              CORPORATION                           6.51{::}   10/23/00          34,394,135
  86,100,000  IRISH PERMANENT TREASURY PLC          6.36{::}   10/26/00          85,746,990

MONEY MARKET FUNDS    PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                   INTEREST RATE  MATURITY DATE       VALUE
COMMERCIAL PAPER (continued)
$165,000,000  J.P. MORGAN & COMPANY
              INCORPORATED                          6.45%{::}   10/11/00    $   164,742,393
  28,000,000  K2 (USA) LLC                          6.48{::}   10/16/00          27,931,727
  66,277,000  LEXINGTON PARKER CAPITAL
              COMPANY, LLC                          6.60{::}   10/11/00          66,168,140
  50,795,000  LEXINGTON PARKER CAPITAL
              COMPANY, LLC                          6.62{::}   11/17/00          50,371,822
 100,000,000  LEXINGTON PARKER CAPITAL
              COMPANY, LLC                          6.61{::}    12/1/00          98,915,000
  20,337,000  LINKS FINANCE, LLC                    6.63{::}   11/13/00          20,182,066
 124,500,000  LONE STAR FUNDING                     6.58{::}   10/19/00         124,115,503
  95,084,000  LONE STAR FUNDING                     6.60{::}   10/30/00          94,598,861
 104,000,000  MOAT FUNDING, LLC                     6.67{::}    10/6/00         103,924,196
  80,500,000  MOAT FUNDING, LLC                     6.49{::}   10/11/00          80,373,414
  25,828,000  MOAT FUNDING, LLC                     6.46{::}   10/12/00          25,783,160
 123,500,000  NEPTUNE FUNDING CORPORATION           6.58{::}    10/4/00         123,455,060
  17,755,000  NEPTUNE FUNDING CORPORATION           6.58{::}   10/17/00          17,706,544
 148,364,000  NEPTUNE FUNDING CORPORATION           6.59{::}   10/19/00         147,905,102
  50,000,000  NESS LLC                              6.63{::}   11/16/00          49,591,875
  50,000,000  NESS LLC                              6.63{::}   11/17/00          49,582,806
 128,335,000  PARK AVENUE RECEIVABLES
              CORPORATION                           6.57{::}   10/26/00         127,776,315
 178,566,000  PERRY GLOBAL FUNDING LIMITED          6.61{::}   10/18/00         178,046,968
  51,413,000  PERRY II FUNDING CORPORATION
              (ACE)                                 6.58{::}   10/25/00          51,198,180
  56,382,000  PERRY III FUNDING CORPORATION         6.59{::}    11/1/00          56,074,248
 120,036,000  PERRY IV FUNDING CORPORATION -
              SERIES IRVINE (FNMA)                  6.63{::}    10/5/00         119,970,480
 127,757,000  PERRY IV FUNDING CORPORATION -
              SERIES IRVINE (FNMA)                  6.64{::}   11/16/00         126,712,587
  73,802,000  PERRY IV FUNDING CORPORATION -
              SERIES IRVINE (FNMA)                  6.64{::}   11/16/00          73,198,669
  35,583,000  POOLED ACCOUNT RECEIVABLES
              CAPITAL CORPORATION                   6.62{::}    12/6/00          35,164,752
  38,365,000  PREFERRED RECEIVABLES FUNDING
              CORPORATION                           6.56{::}   10/10/00          38,309,328
  75,000,000  SALOMON SMITH BARNEY HOLDINGS,
              INCORPORATED                          6.61{::}    10/3/00          74,986,396
 150,000,000  SALOMON SMITH BARNEY HOLDINGS,
              INCORPORATED                          6.63{::}    10/5/00         149,918,250
 125,000,000  SALOMON SMITH BARNEY HOLDINGS,
              INCORPORATED                          6.63{::}    10/6/00         124,909,167
  28,400,000  SHEFFIELD RECEIVABLES
              CORPORATION                           6.57{::}   10/18/00          28,317,577
  39,000,000  SPECIAL PURPOSE ACCOUNTS
              RECEIVABLE COOPERATIVE
              CORPORATION                           6.63{::}    12/6/00          38,540,884
 200,000,000  SPECIAL PURPOSE ACCOUNTS
              RECEIVABLE COOPERATIVE
              CORPORATION                           5.00{::}    1/19/01         200,000,000
 120,000,000  SPECIAL PURPOSE ACCOUNTS
              RECEIVABLE COOPERATIVE
              CORPORATION                           6.61{::}    2/23/01         120,000,000
  54,256,000  THAMES ASSET GLOBAL
              SECURITIZATION INCORPORATED           6.62{::}    10/2/00          54,256,000
  22,079,000  TRIPLE A ONE FUNDING                  6.57{::}   10/11/00          22,042,956
 235,000,000  VENTURES BUSINESS TRUST               6.56{::}    10/4/00         234,914,353

                                                                              6,286,735,694
TOTAL COMMERCIAL PAPER (COST $6,286,735,694)
                                                                            ---------------
CORPORATE BONDS & NOTES - 9.54%
  80,000,000  BETA FINANCE INCORPORATED             6.77        3/15/01          80,000,000
 113,000,000  BETA FINANCE INCORPORATED             6.15        10/6/00         113,000,000
  85,000,000  BETA FINANCE INCORPORATED             6.65         2/5/01          85,000,000
  87,000,000  BETA FINANCE INCORPORATED             6.82        2/15/01          87,000,000
 150,000,000  BETA FINANCE INCORPORATED             6.83        2/20/01         150,000,000
  65,250,000  CC (USA), INCORPORATED                6.17       10/16/00          65,250,000
 140,000,000  CC (USA), INCORPORATED                6.77        3/15/01         140,000,000
 113,000,000  CC (USA), INCORPORATED                6.79        3/15/01         113,000,000
  95,000,000  CC (USA), INCORPORATED                6.66         2/4/01          95,000,000
  80,000,000  DORADA FINANCE INCORPORATED           6.77        3/15/01          80,000,000

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                   INTEREST RATE  MATURITY DATE       VALUE
CORPORATE BONDS & NOTES (continued)
$110,000,000  DORADA FINANCE INCORPORATED           6.79%       3/15/01     $   110,000,000
 108,000,000  DORADA FINANCE INCORPORATED           7.30        5/17/01         108,000,000
  20,000,000  NORTHERN ROCK PLC                     6.87        4/20/01          20,000,000
  75,000,000  SIGMA FINANCE INCORPORATED            6.10       10/23/00          75,000,000
 122,000,000  SIGMA FINANCE INCORPORATED            6.89        4/30/01         122,000,000
  70,000,000  U.S. BANCORP                          5.92        10/2/00          70,000,000

                                                                              1,513,250,000
TOTAL CORPORATE BONDS & NOTES (COST
$1,513,250,000)
                                                                            ---------------
FLOATING RATE FUNDING AGREEMENTS - 1.00%
   7,250,000  ALLSTATE LIFE INSURANCE
              COMPANY                               6.88       12/17/00           7,250,000
 150,000,000  TRANSAMERICA OCCIDENTAL LIFE
              INSURANCE COMPANY                     6.90         2/9/01         150,000,000

                                                                                157,250,000
TOTAL FLOATING RATE FUNDING AGREEMENTS (COST
$157,250,000)
                                                                            ---------------
MASTER NOTES - 0.01%
   2,424,547  GENERAL ELECTRIC COMPANY++            6.58        10/5/00           2,424,547
                                                                            ---------------

                                                                                  2,424,547
TOTAL MASTER NOTES (COST $2,424,547)
                                                                            ---------------
MUNICIPAL DEMAND NOTES - 0.02%
   1,200,000  DURHAM, NC COP SERIES B++             6.65         7/1/03           1,200,000
   1,265,000  KALAMAZOO FUNDING CORPORATION
              OLD KENT BANK LOC++                   6.72       12/15/26           1,265,000
     200,000  PRINCE WILLIAM COUNTY VA
              TAXABLE NOTES SERIES A
              WACHOVIA BANK OF NORTH
              CAROLINA LOC++                        6.65         3/1/17             200,000

                                                                                  2,665,000
TOTAL MUNICIPAL DEMAND NOTES (COST
$2,665,000)
                                                                            ---------------
TIME DEPOSITS - 25.98%
 500,000,000  ABN AMRO BANK CHICAGO, GRAND
              CAYMAN                                6.55        10/2/00         500,000,000
 475,000,000  BANCA COMMERCIALE ITALIANA,
              LONDON                                6.75        10/2/00         475,000,000
 200,000,000  BANK OF IRELAND, DUBLIN               6.75        10/2/00         200,000,000
 348,500,000  BANQUE BRUXELLES LAMBERT,
              LONDON                                6.75        10/2/00         348,500,000
 330,000,000  BARCLAYS BANK, LONDON                 6.73        10/2/00         330,000,000
 550,018,876  CAISSE DES DEPOTS ET
              CONSIGNATIONS, PARIS                  6.73        10/2/00         550,018,876
 169,600,000  KEYBANK, GRAND CAYMAN                 6.63        10/2/00         169,600,000
 343,459,842  MERITA BANK, GRAND CAYMAN             6.75        10/2/00         343,459,842
 775,000,000  RABOBANK, LONDON                      6.56        10/3/00         775,000,000
 430,000,000  UNION BANK OF SWITZERLAND,
              GRAND CAYMAN                          6.66        10/2/00         430,000,000

                                                                              4,121,578,718
TOTAL TIME DEPOSITS (COST $4,121,578,718)
                                                                            ---------------
VARIABLE & FLOATING RATE NOTES - 5.89%
   7,500,000  BEAR STEARNS & COMPANIES,
              INCORPORATED                          6.77        3/15/01           7,500,000
 300,000,000  BEAR STEARNS & COMPANIES,
              INCORPORATED                          6.68        3/29/01         300,000,000
   3,750,000  BEAR STEARNS & COMPANIES,
              INCORPORATED                          6.77         4/9/01           3,749,873
 300,000,000  J.P. MORGAN & COMPANY
              INCORPORATED                          6.61        3/16/01         300,000,000
  75,000,000  KEYCORP                               6.66        5/15/01          74,990,754
  10,250,000  MORGAN STANLEY, DEAN WITTER,
              DISCOVER & COMPANY                    6.76        3/15/01          10,250,000
 155,000,000  MORGAN STANLEY, DEAN WITTER,
              DISCOVER & COMPANY                    6.60        3/16/01         155,000,000
  83,500,000  SIGMA FINANCE INCORPORATED            6.78        10/5/00          83,500,000

                                                                                934,990,627
TOTAL VARIABLE & FLOATING RATE NOTES (COST
$934,990,627)
                                                                            ---------------
REPURCHASE AGREEMENTS - 11.68%
 400,000,000  BANK OF AMERICA NT & SA
              REPURCHASE AGREEMENT                  6.65        10/2/00         400,000,000

MONEY MARKET FUNDS    PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                   INTEREST RATE  MATURITY DATE       VALUE
REPURCHASE AGREEMENTS (continued)
$343,007,860  BEAR STEARNS COMPANIES
              REPURCHASE AGREEMENT                  6.65%       10/2/00     $   343,007,860
 199,245,765  CREDIT SUISSE FIRST BOSTON
              REPURCHASE AGREEMENT                  6.67        10/2/00         199,245,765
  11,714,557  DEUTSCHE BANK SECURITIES
              REPURCHASE AGREEMENT                  6.68        10/2/00          11,714,557
 750,000,000  GOLDMAN SACHS CORPORATION
              REPURCHASE AGREEMENT                  6.75        10/2/00         750,000,000
 150,000,000  LEHMAN BROTHERS INCORPORATED
              REPURCHASE AGREEMENT                  6.84        10/2/00         150,000,000

                                                                              1,853,968,182
TOTAL REPURCHASE AGREEMENTS (COST
$1,853,968,182)
                                                                            ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $15,769,460,689)*                     99.39% $15,769,460,689
OTHER ASSETS AND LIABILITIES, NET            0.61       96,994,552
                                          -------  ---------------
TOTAL NET ASSETS                           100.00% $15,866,455,241
                                          -------  ---------------

 ++  VARIABLE RATE.
{::} YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                           MATURITY
PRINCIPAL   SECURITY NAME                   INTEREST RATE   DATE+       VALUE
MUNICIPAL SECURITIES - 100.18%
ALABAMA - 0.65%
$2,250,000  JEFFERSON COUNTY AL SEWER
            REVENUE PA 487 R++                    5.62%    2/1/38    $  2,250,000
                                                                     ------------
ALASKA - 0.57%
   100,000  ALASKA HOUSING FINANCE
            CORPORATION HOUSING REVENUE
            SERIES 2-REG D MBIA INSURED++         5.65     6/1/35         100,000
 1,890,000  ALASKA IDA REVENUE PROVIDENCE
            MEDICAL OFFICE BUILDING++             4.10     6/1/10       1,890,000

                                                                        1,990,000
                                                                     ------------
ARIZONA - 0.37%
 1,300,000  MARICOPA COUNTY AZ IDA MFHR
            FRN PROJECT++                         5.82     11/1/32      1,300,000
                                                                     ------------
ARKANSAS - 0.52%
 1,795,000  FAYETTEVILLE AR PUBLIC
            FACILITIES BOARD REVENUE
            BUTTERFIELD TRAIL VILLAGE
            ARVEST TRUST COMPANY N.A.
            LOC++                                 5.65     9/1/27       1,795,000
                                                                     ------------
CALIFORNIA - 1.71%
 2,950,000  CALIFORNIA HIGHER EDUCATIONAL
            LOAN AUTHORITY STUDENT LOAN
            REVENUE SERIES E-1 STUDENT
            LOAN MARKETING LOC++                  5.50     12/1/22      2,950,000
 3,000,000  CALIFORNIA HIGHER EDUCATIONAL
            LOAN AUTHORITY STUDENT LOAN
            REVENUE SERIES A STATE STREET
            B&T CA LOC                            4.70     6/1/01       3,000,000

                                                                        5,950,000
                                                                     ------------
COLORADO - 2.52%
   300,000  DENVER CO CITY & COUNTY SD #1
            FRN PT 1135++                         3.90     10/26/00       300,000
 1,000,000  JEFFERSON COUNTY CO SD                5.00     6/27/01      1,004,835
 3,700,000  ROARING FORKS CO++                    5.72     12/1/05      3,700,000
 3,770,000  ROARING FORKS CO++                    5.72     6/1/05       3,770,000

                                                                        8,774,835
                                                                     ------------
DISTRICT OF COLUMBIA - 0.60%
 2,065,000  DISTRICT OF COLUMBIA FRN
            SERIES PA 568++                       5.62     6/1/10       2,065,000
                                                                     ------------
FLORIDA - 1.44%
 2,000,000  DADE COUNTY FL IDA REVENUE
            GUARANTEED BY ADP
            INCORPORATED++                        4.41     11/15/17     2,000,000
 3,000,000  DADE COUNTY FL WATER & SEWER
            REVENUE FGIC INSURED                  5.00     10/2/00      3,000,000

                                                                        5,000,000
                                                                     ------------
GEORGIA - 1.61%
   500,000  COBB COUNTY GA SD GO BANC OF
            AMERICA LOC                           4.38     12/29/00       500,472
 5,095,000  GEORGIA LOCAL GOVERNMENT COP
            SERIES PT 1060 MBIA INSURED++         5.62     6/1/28       5,095,000

                                                                        5,595,472
                                                                     ------------
HAWAII - 0.06%
   100,000  HAWAII STATE DEPARTMENT OF
            BUDGET & FINANCE SPECIAL
            PURPOSE MORTGAGE REVENUE
            KUAKINI MEDICAL CENTER PROJECT
            BANK OF HAWAII LOC++                  4.35     7/1/04         100,000
   100,000  HAWAII STATE GO SERIES CQ FGIC
            INSURED                               5.00     10/2/00        100,000

                                                                          200,000
                                                                     ------------
IDAHO - 0.86%
 3,000,000  NEZ PERCE COUNTY ID PCR
            POTLATCH CORPORATION PROJECT
            BANK ONE CHICAGO LOC++                5.55     12/1/07      3,000,000
                                                                     ------------

MONEY MARKET FUNDS    PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                           MATURITY
PRINCIPAL   SECURITY NAME                   INTEREST RATE   DATE+       VALUE
ILLINOIS - 5.45%
$  300,000  CHICAGO IL GO EQUIPMENT NOTES
            HARRIS TRUST & SAVINGS LOC
            MANDATORY PUT 10/5/00 @ 100           3.90%    10/5/00   $    300,000
 1,900,000  CHICAGO IL GO SERIES A
            LANDESBANK HESSEN LOC                 3.90     12/7/00      1,900,000
   500,000  ELMHURST IL IDR JOHN SAKASH
            COMPANY INCORPORATED PROJECT
            LASALLE BANK N.A. LOC++               5.67     2/1/25         500,000
 2,200,000  ILLINOIS DEVELOPMENT FINANCE
            AUTHORITY REVENUE RESIDENTIAL
            RENTAL FNMA INSURED++                 5.55     4/1/24       2,200,000
   930,000  ILLINOIS DEVELOPMENT FINANCE
            AUTHORITY REVENUE REVCOR
            INCORPORATED PROJECT LASALLE
            NATIONAL BANK LOC++                   5.67     6/1/08         930,000
 2,000,000  ILLINOIS DEVELOPMENT FINANCE
            AUTHORITY LAKE FOREST ACADEMY
            NORTHERN TRUST COMPANY LOC++          5.55     12/1/24      2,000,000
 4,000,000  ILLINOIS EDUCATIONAL
            FACILITIES AUTHORITY REVENUE
            ANTICIPATION NOTES LEWIS
            UNIVERSITY PROJECT SERIES C           5.00     7/11/01      4,014,771
 3,000,000  ILLINOIS EDUCATIONAL
            FACILITIES AUTHORITY EDUCATION
            REVENUE SERIES A3 HARRIS
            TRUST & SAVINGS LOC                   4.75     2/5/01       3,000,000
 1,900,000  ILLINOIS HEALTH FACILITIES
            AUTHORITY REVENUE ELMHURST
            MEMORIAL HEALTH PROJECT
            SERIES A BANK ONE N.A. LOC++          5.55     10/1/28      1,900,000
 2,100,000  ILLINOIS HEALTH FACILITIES
            AUTHORITY REVENUE SERIES 166
            AMBAC INSURED++                       5.62     2/15/24      2,100,000
   100,000  SPRINGFIELD IL TRANSPORTATION
            REVENUE GUARANTEED BY ALLIED
            SIGNAL++                              5.60     10/15/16       100,000

                                                                       18,944,771
                                                                     ------------
INDIANA - 3.51%
 6,670,000  INDIANA BOND BANK REVENUE
            SERIES 277 MORGAN STANLEY DEAN
            WITTER LOC++                          5.77     2/1/17       6,670,000
 1,600,000  INDIANA HFFA REVENUE ASCENSION
            HEALTH CREDIT SERIES B++              5.75     11/15/39     1,600,000
 2,400,000  INDIANA SECONDARY MARKET
            EDUCATIONAL LOANS INCORPORATED
            EDUCATIONAL LOAN REVENUE
            SERIES B AMBAC INSURED++              5.50     12/1/14      2,400,000
 1,500,000  INDIANAPOLIS IN ECONOMIC
            DEVELOPMENT REVENUE VISITING
            NURSE SERVICE FOUNDATION FIRST
            OF AMERICA BANK LOC++                 5.95     3/1/13       1,500,000

                                                                       12,170,000
                                                                     ------------
IOWA - 3.14%
 4,000,000  IOWA FINANCE AUTHORITY SFMR
            SERIES N++                            4.40     3/15/01      4,000,000
 2,190,000  IOWA HIGHER EDUCATIONAL LOAN
            AUTHORITY EDUCATION REVENUE
            BRIAR COLLEGE PROJECT
            SERIES A US BANCORP LOC               5.50     5/24/01      2,196,683
 1,775,000  IOWA HIGHER EDUCATIONAL LOAN
            AUTHORITY EDUCATION REVENUE
            GRACELAND COLLEGE PROJECT
            SERIES D US BANCORP LOC               5.50     5/24/01      1,780,415
 2,500,000  IOWA SCHOOL CORPORATION
            EDUCATIONAL FACILITIES REVENUE
            WARRANTS CERTIFICATES IOWA
            SCHOOL CASH ANTICIPATION
            PROGRAM SERIES A                      5.50     6/22/01      2,517,400
   200,000  MASON CITY IA IDR SUPERVALU
            INCORPORATED PROJECT WACHOVIA
            BANK LOC++                            6.05     9/1/14         200,000
   200,000  URBANDALE IA IDR INTERSTATE
            ACRES L.P. PROJECT GUARANTEED
            BY PRINCIPAL MUTUAL LIFE
            INSURANCE++                           5.80     12/1/14        200,000

                                                                       10,894,498
                                                                     ------------
KENTUCKY - 0.35%
 1,200,000  KENTUCKY ASSET/LIABILITY
            COMMISSION GENERAL FUND
            REVENUE                               5.25     6/27/01      1,205,982
                                                                     ------------
LOUISIANA - 7.70%
   600,000  CALCASIEU PARISH LA SALES TAX
            DISTRICT NO. 4 TAX REVENUE
            ROAD IMPROVEMENT CREDIT
            DE FRANCE LOC++                       5.65     9/1/01         600,000
 2,000,000  JEFFERSON PARISH LA HOME
            MORTGAGE AUTHORITY SFHR
            SERIES C-2 GNMA/FNMA INSURED          4.65     6/29/01      2,000,000
   100,000  LOUISIANA PUBLIC FACILITIES
            AUTHORITY HOSPITAL REVENUE
            WILLIS KNIGHTON MEDICAL
            PROJECT++                             5.40     9/1/25         100,000
10,255,000  LOUISIANA STATE HEALTH
            EDUCATION AUTHORITY REVENUE++         5.66     10/1/17     10,255,000

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                           MATURITY
PRINCIPAL   SECURITY NAME                   INTEREST RATE   DATE+       VALUE
LOUISIANA (continued)
$  300,000  NATCHITOCHES PARISH LA TRUST
            JOIST CORPORATION PROJECT
            WACHOVIA BANK LOC++                   6.05%    10/2/00   $    300,000
 5,975,000  PLAQUEMINES LA PORT HARBOR &
            TERM DISTRICT PORT FACILITIES
            REVENUE INTERNATIONAL MARINE
            TERMINAL PROJECT SERIES B
            KREDIETBANK NV LOC OPTIONAL
            PUT 3/15/01 @ 100                     4.20     3/15/01      5,975,000
 5,000,000  PLAQUEMINES LA PORT HARBOR &
            TERM DISTRICT PORT FACILITIES
            REVENUE INTERNATIONAL MARINE
            TERMINAL PROJECT SERIES A
            KREDIETBANK NV LOC OPTIONAL
            PUT 3/15/01 @ 100                     4.20     3/15/01      5,000,000
 2,500,000  WEST BATON ROUGE PARISH LA
            INDUSTRAL DISTRICT NO. 3 IDR
            DOW CHEMICAL COMPANY PROJECT++        5.75     12/1/23      2,500,000

                                                                       26,730,000
                                                                     ------------
MAINE - 0.63%
 2,200,000  REGIONAL WASTE SYSTEMS
            INCORPORATED SOLID WASTE
            RECOVERY REVENUE SERIES K++           5.90     7/1/12       2,200,000
                                                                     ------------
MARYLAND - 0.46%
 1,600,000  HOWARD COUNTY MD MFHR SHERWOOD
            CROSSING LIMITED PROJECT
            GUARDIAN SAVINGS & LOAN LOC           4.85     6/1/01       1,600,000
                                                                     ------------
MASSACHUSETTS - 0.72%
 2,500,000  MASSACHUSETTS STATE REVENUE
            BOND ANTICIPATION NOTES
            SERIES A                              5.00     9/6/01       2,515,574
                                                                     ------------
MICHIGAN - 3.16%
   975,000  MICHIGAN STATE BUILDING
            AUTHORITY REVENUE FACILITIES
            PROJECT SERIES II                     5.00     10/15/00       975,385
10,000,000  STATE BUILDING AUTHORITY              4.35     10/26/00    10,000,000

                                                                       10,975,385
                                                                     ------------
MINNESOTA - 10.97%
 1,370,000  ARDEN HILLS MN HOUSING &
            HEALTH CARE FACILITIES REVENUE
            PRESBYTERIAN HOMES PROJECT
            SERIES B U.S. BANK N.A. LOC++         5.65     9/1/29       1,370,000
   720,000  BLAINE MN IDR SUPERVALU
            INCORPORATED PROJECT WACHOVIA
            BANK OF GEORGIA LOC++                 5.95     11/1/13        720,000
 2,100,000  CRYSTAL MN MFHR CRYSTAL
            APARTMENTS L.P. PROJECT FHLB
            LOC++                                 5.85     5/1/27       2,100,000
 1,800,000  DULUTH MN EDA HEALTH CARE
            FACILITIES REVENUE MILLER DWAN
            MEDICAL CENTER PROJECT CREDIT
            LOCAL DE FRANCE LOC++                 5.65     6/1/19       1,800,000
 1,800,000  DULUTH MN TAX INCREMENT
            REVENUE LAKE SUPERIOR PAPER
            PROJECT WACHOVIA BANK GEORGIA
            LOC++                                 5.40     9/1/10       1,800,000
   810,000  EDEN PRAIRIE MN MFHR LAKE
            PLACE APARTMENTS PROJECT U.S.
            BANK N.A. LOC++                       5.70     4/1/18         810,000
10,550,000  EDINA MN MFHR EDINA PARK PLAZA
            U.S. BANK TRUST N.A. LOC++            5.85     12/1/29     10,550,000
 3,000,000  GOLDEN VALLEY MN IDA REVENUE
            UNICARE HOMES PROJECT BANK OF
            AMERICA N.A. LOC++                    5.55     9/1/14       3,000,000
 1,045,000  MINNEAPOLIS & ST PAUL MN
            METROPOLITAN COMMUNITY AIRPORT
            REVENUE SERIES SG136++                5.62     1/1/25       1,045,000
 3,500,000  MINNESOTA SD TAX & AID
            ANTICIPATION COP TAX
            ANTICIPATION CERTIFICATES
            INDENTURE SERIES A                    4.25     2/28/01      3,500,644
 2,000,000  MINNESOTA STATE FRN SERIES PT
            399++                                 4.50     6/14/01      2,000,000
 1,700,000  MINNESOTA STATE REVENUE
            SERIES A                              5.00     6/30/01      1,708,181
 1,000,000  OLMSTEAD COUNTY MN HOUSING &
            REDEVELOPMENT AUTHORITY
            REVENUE COLLATERALIZED BY USG
            P/R 2/1/01 @ 100                      7.00     2/1/01       1,008,930
 4,800,000  ROBBINSDALE MN IDR UNICARE
            HOMES INCORPORATED PROJECT
            BANK OF AMERICA N.A. LOC++            5.55     10/1/14      4,800,000
 1,845,000  ST. PAUL MN HOUSING & RDA
            UTILITIES REVENUE CREDIT LOCAL
            DE FRANCE LOC++                       5.85     12/1/12      1,845,000

                                                                       38,057,755
                                                                     ------------

MONEY MARKET FUNDS    PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                           MATURITY
PRINCIPAL   SECURITY NAME                   INTEREST RATE   DATE+       VALUE
MISSISSIPPI - 0.72%
$2,500,000  MISSISSIPPI BUSINESS FINANCE
            CORPORATION REVENUE
            MISSISSIPPI COLLEGE PROJECT
            SERIES B BANK OF AMERICA N.A.
            LOC++                                 5.70%    2/1/09    $  2,500,000
                                                                     ------------
MISSOURI - 7.02%
   500,000  KANSAS CITY MO IDA MFHR COACH
            HOUSE II PROJECT GUARANTEED BY
            PRINCIPAL MUTUAL LIFE
            INSURANCE++                           4.50     12/1/15        500,000
 5,100,000  MISSOURI HIGHER EDUCATION LOAN
            AUTHORITY STUDENT LOAN REVENUE
            SERIES A GUARANTEED BY STUDENT
            LOANS++                               5.50     12/1/05      5,100,000
 7,875,000  MISSOURI HIGHER EDUCATION LOAN
            AUTHORITY STUDENT LOAN REVENUE
            SERIES A STATE STREET B&T
            COMPANY LOC++                         5.50     6/1/17       7,875,000
   100,000  MISSOURI STATE DEVELOPMENT
            FINANCIAL BOARD RECREATIONAL
            FACILITIES REVENUE YMCA
            GREATER ST. LOUIS PROJECT
            SERIES B BANK OF AMERICA N.A.
            INSURED++                             5.70     9/1/02         100,000
 4,500,000  MISSOURI STATE HEFA REVENUE++         5.65     7/1/35       4,500,000
 6,300,000  MISSOURI STATE DEVELOPMENT
            FINANCIAL BOARD LEASE REVENUE
            MISSOURI ASSOCIATION MUNICIPAL
            UTILITIES LEASE PROJECT SPA -
            TRANSAMERICA LIFE INSURANCE++         5.65     12/1/22      6,300,000

                                                                       24,375,000
                                                                     ------------
MONTANA - 0.12%
   415,000  MONTANA STATE BOARD OF
            INVESTMENTS MUNICIPAL FINANCE
            CONSTRUCTION INTERCAP
            PROGRAM REVENUE++                     4.35     3/1/01         415,000
                                                                     ------------
NEBRASKA - 1.99%
 1,900,000  NORFOLK NE IDR SUPERVALU
            INCORPORATED PROJECT WACHOVIA
            BANK OF GEORGIA LOC++                 6.05     11/1/14      1,900,000
 5,000,000  OMAHA NB PUBLIC POWER DISTRICT
            ELECTRIC REVENUE SERIES 122
            MORGAN STANLEY DEAN WITTER
            LOC++                                 5.62     2/1/14       5,000,000

                                                                        6,900,000
                                                                     ------------
NEVADA - 1.82%
 4,300,000  ABN AMRO LEASETOPS 2000-1
            LEASETOPS CERTIFICATES
            ABN-AMRO BANK N.V. LOC++              5.90     8/7/02       4,300,000
 2,000,000  RENO NV HOSPITAL REVENUE ST.
            MARY'S REGIONAL MEDICAL
            PROJECT SERIES B++                    5.50     5/15/23      2,000,000

                                                                        6,300,000
                                                                     ------------
NEW HAMPSHIRE - 0.35%
 1,000,000  NEW HAMPSHIRE HEFA REVENUE
            SERIES B U.S. BANCORP LOC             5.50     5/17/01      1,003,550
   200,000  NEW HAMPSHIRE HIGHER
            EDUCATION & HEALTH FACILITES
            AUTHORITY REVENUE MUNICIPAL
            TRUST RECEIPTS SERIES SG-19++         5.67     6/1/23         200,000

                                                                        1,203,550
                                                                     ------------
NEW MEXICO - 0.51%
 1,660,000  ESPANOLA NM HEALTH CARE
            REVENUE SERIES A LA SALLE
            NATIONAL BANK LOC++                   5.70     11/15/10     1,660,000
   100,000  SILVER CITY NM GO SERIES A LA
            SALLE NATIONAL BANK LOC++             5.70     11/15/10       100,000

                                                                        1,760,000
                                                                     ------------
NEW YORK - 0.55%
 1,895,000  IBM TAX EXEMPT GRANTOR TRUST
            OTHER REVENUE IBM PROJECT
            SERIES 1999-C++                       5.77     3/14/06      1,895,000
                                                                     ------------
NORTH CAROLINA - 0.72%
 2,500,000  NORTH CAROLINA EDUCATIONAL
            FACILITIES FINANCE AGENCY
            EDUCATION REVENUE GASTON DAY
            SCHOOL PROJECT BANK OF AMERICA
            LOC++                                 5.70     7/1/20       2,500,000
                                                                     ------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                           MATURITY
PRINCIPAL   SECURITY NAME                   INTEREST RATE   DATE+       VALUE
NORTH DAKOTA - 2.02%
$7,000,000  DEVILS LAKE ND IDR NOODLES BY
            LEONARDO++                            6.00%    8/1/17    $  7,000,000
                                                                     ------------
OHIO - 0.09%
   200,000  HAMILTON COUNTY OH IDR
            COMMUNITY URBAN REDEVELOPMENT
            PROJECT NATIONAL WESTMINSTER
            LOC++                                 4.30     10/15/12       200,000
   100,000  WOOSTER OH IDR ALLEN GROUP
            INCORPORATED NATIONAL BANK OF
            DETROIT LOC++                         5.65     12/1/10        100,000

                                                                          300,000
                                                                     ------------
OKLAHOMA - 1.23%
   100,000  OKLAHOMA COUNTY OK FINANCE
            AUTHORITY IDR PERRINE OFFICE
            PROJECT FGIC INSURED++                4.30     12/1/14        100,000
 3,870,000  TULSA COUNTY OK HOME FINANCE
            AUTHORITY SFMR GNMA MORTGAGE
            BACKED SECURITIES CLASS A
            SERIES E++                            5.72     8/1/30       3,870,000
   290,000  TULSA OK TULSA IDA IDR YMCA OF
            GREATER TULSA PROJECT BANK OF
            AMERICA N.A. LOC++                    5.70     5/1/19         290,000

                                                                        4,260,000
                                                                     ------------
OREGON - 0.86%
 3,000,000  TRI-COUNTY METROPOLITAN
            TRANSPORTATION DISTRICT
            REVENUE SERIES 142 MORGAN
            STANLEY DEAN WITTER LOC++             5.62     8/1/19       3,000,000
                                                                     ------------
OTHER - 1.50%
 5,204,067  PITNEY BOWES CREDIT
            CORPORATION LEASETOPS TRUST
            SERIES 1999-2 AMBAC INSURED++         5.95     3/16/05      5,204,067
                                                                     ------------
PENNSYLVANIA - 3.85%
 5,000,000  ALLEGHENY COUNTY PA GO
            SERIES C-34 MBIA-IBC INSURED          8.50     2/15/01      5,077,410
   100,000  CHARTIERS VALLEY PA
            INDUSTRIAL & COMMERCIAL
            DEVELOPMENT AUTHORITY IDR
            GUARANTEED BY ADP
            INCORPORATED++                        4.41     11/15/17       100,000
 4,000,000  HARRISBURG PA WATER REVENUE
            FGIC INSURED                          7.00     7/15/01      4,082,481
 2,000,000  QUAKERTOWN PA GENERAL
            AUTHORITY REVENUE POOLED
            FINANCING PROGRAM SERIES A PNC
            BANK LOC++                            4.35     6/1/28       2,000,000
   100,000  QUAKERTOWN PA HEALTH CARE
            REVENUE HOSPITAL GROUP POOLED
            FINANCING SERIES A PNC BANK
            LOC++                                 4.35     7/1/26         100,000
 2,000,000  QUAKERTOWN PA HEALTH CARE
            REVENUE HOSPITAL GROUP POOLED
            FINANCING PNC BANK LOC++              4.35     7/1/05       2,000,000

                                                                       13,359,891
                                                                     ------------
SOUTH CAROLINA - 2.33%
 7,800,000  SOUTH CAROLINA JOBS ECONOMIC
            DEVELOPMENT AUTHORITY ECONOMIC
            DEVELOPMENT REVENUE
            SERIES 338++                          5.72     12/1/00      7,800,000
   300,000  SOUTH CAROLINA STATE PUBLIC
            SERVICE AUTHORITY REVENUE
            SERIES SG-2 MBIA INSURED++            5.62     7/1/21         300,000

                                                                        8,100,000
                                                                     ------------
SOUTH DAKOTA - 1.04%
 3,600,000  WATERTOWN SD IDA REVENUE
            SUPERVALU INCORPORATED PROJECT
            WACHOVIA BANK & TRUST LOC++           5.95     9/1/14       3,600,000
                                                                     ------------
TENNESSEE - 1.32%
 2,467,500  METROPOLITAN GOVERNMENT
            NASHVILLE & DAVIDSON COUNTY TN
            SERIES 251++                          5.77     5/15/18      2,467,500
   100,000  METROPOLITAN GOVERNMENTS OF
            NASHVILLE & DAVIDSON COUNTIES
            TN HEFA REVENUE ALIVE HOSPICE
            INCORPORATED PROJECT BANK OF
            AMERICA N.A. LOC++                    5.70     8/1/19         100,000

MONEY MARKET FUNDS    PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                           MATURITY
PRINCIPAL   SECURITY NAME                   INTEREST RATE   DATE+       VALUE
TENNESSEE (continued)
$2,000,000  TENNESSEE HOUSING DEVELOPMENT
            AGENCY HOUSING REVENUE
            SERIES 281 MORGAN STANLEY DEAN
            WITTER LOC++                          4.82%    1/1/19    $  2,000,000

                                                                        4,567,500
                                                                     ------------
TEXAS - 16.87%
 3,600,000  AUSTIN TX UTILITIES SYSTEM
            REVENUE SERIES G AMBAC
            INSURED++                             5.62     11/15/11     3,600,000
 3,000,000  CALHOUN COUNTY TX SOLID WASTE
            DISPOSAL REVENUE FORMOSA
            PLASTICS CORPORATION PROJECT++        5.75     5/1/25       3,000,000
 3,200,000  HARRIS COUNTY TX HOUSING
            FINANCE CORPORATION ARBOR II
            LIMITED PROJECT                       4.00     10/2/00      3,200,000
 3,770,000  HOUSTON TX WATER & SEWER
            SYSTEMS REVENUE MUNICIPAL
            TRUST RECIEPTS SERIES SG 120
            FGIC INSURED++                        5.62     12/1/23      3,770,000
 2,200,000  NORTH TEXAS HIGHER EDUCATION
            AUTHORITY INCORPORATED STUDENT
            LOAN REVENUE SERIES A AMBAC
            INSURED++                             5.50     4/1/36       2,200,000
 5,000,000  PASADENA TX INDEPENDENT SD
            SERIES A PSFG                         4.30     1/18/01      5,010,169
 5,000,000  SOUTH TEXAS HIGHER EDUCATION
            AUTHORITY INCORPORATED
            EDUCATIONAL FACILITIES REVENUE
            SERIES Z MBIA INSURED++               5.50     12/1/03      5,000,000
 2,120,000  SOUTHWEST TEXAS HFA REVENUE
            SERIES 165++                          5.67     9/15/31      2,120,000
 5,000,000  TARRANT COUNTY TX HOUSING
            FINANCE CORPORATION MFHR
            SIERRA PROJECT FNMA INSURED++         5.85     2/15/27      5,000,000
   100,000  TEXAS STATE DEPARTMENT OF
            HOUSING AND COMMUNITY AFFAIRS
            SFHR SERIES PT 136 MBIA
            INSURED++                             5.67     3/1/17         100,000
 3,000,000  TEXAS STATE DEPARTMENT OF
            HOUSING AND COMMUNITY AFFAIRS
            MFHR SERIES 1215++                    5.82     12/1/39      3,000,000
 1,795,000  TEXAS STATE GO PFA SERIES B           5.25     10/2/00      1,795,000
 2,500,000  TEXAS STATE SERIES D++                5.65     8/31/01      2,500,000
 5,000,000  TEXAS STATE TAX & REVENUE
            ANTICIPATION NOTES                    5.25     8/31/01      5,040,822
13,195,000  TRAVIS COUNTY TX HEALTH
            FACILITIES DEVELOPMENT
            CORPORATION HEALTH REVENUE
            SERIES 4 AMBAC INSURED++              5.65     11/15/24    13,195,000

                                                                       58,530,991
                                                                     ------------
UTAH - 2.25%
 1,500,000  SALT LAKE CITY UT TRAN                5.00     12/29/00     1,502,185
 6,300,000  SALT LAKE CITY UT AIRPORT
            REVENUE SERIES A WESTDEUTSCHE
            LANDESBANK LOC++                      5.55     7/1/20       6,300,000

                                                                        7,802,185
                                                                     ------------
VIRGINIA - 1.84%
 6,371,000  NORFOLK VA AIRPORT REVENUE            4.35     1/16/01      6,371,000
                                                                     ------------
WASHINGTON - 3.31%
 1,000,000  LAKE TAPPS PARKWAY WA++               5.50     12/1/19      1,000,000
 2,500,000  SEATTLE WA IDR LONGVIEW FIBRE
            COMPANY++                             6.05     1/1/03       2,500,000
   300,000  WASHINGTON PUBLIC POWER SUPPLY
            SYSTEM POWER REVENUE NUCLEAR
            PROJECT #1 MUNICIPAL
            SECURITIES TRUST RECEIPTS
            SERIES CMC2++                         5.65     7/1/07         300,000
 1,975,000  WASHINGTON STATE PUBLIC POWER
            SUPPLY SYSTEM NUCLEAR PROJECT
            #2 POWER REVENUE                      6.00     7/1/01       1,998,474
   300,000  WASHINGTON STATE HOUSING
            FINANCE COMMISSION MFHR CANYON
            LAKES II PROJECT U.S. BANK OF
            WASHINGTON LOC++                      5.55     10/1/19        300,000
   300,000  WASHINGTON STATE PUBLIC POWER
            SUPPLY SYSTEM NUCLEAR PROJECT
            #2 POWER REVENUE AMBAC
            INSURED++                             5.65     7/1/07         300,000
 1,000,000  WASHINGTON STATE HEFA REVENUE
            MILL POINTE APARTMENTS PROJECT
            SERIES A U.S. BANK TRUST N.A.
            LOC++                                 5.80     1/1/30       1,000,000

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                           MATURITY
PRINCIPAL   SECURITY NAME                   INTEREST RATE   DATE+       VALUE
WASHINGTON (continued)
$4,090,000  WASHINGTON STATE PUBLIC POWER
            SUPPLY SYSTEM POWER REVENUE++         5.62%    6/1/13    $  4,090,000

                                                                       11,488,474
                                                                     ------------
WISCONSIN - 0.87%
 1,700,000  OCONTO FALLS WI PUBLIC SD BOND
            ANTICIPATION NOTES STIFEL
            NICHOLAS & COMPANY
            INCORPORATED LOC                      4.80     4/1/01       1,700,905
 1,325,000  WISCONSIN SD CASH FLOW
            MANAGEMENT PROGRAM COP
            SERIES A-2                            4.75     9/26/01      1,330,668

                                                                        3,031,573
                                                                     ------------

                                                                      347,678,503
TOTAL MUNICIPAL SECURITIES (COST
$347,678,503)
                                                                     ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $347,678,503)*                       100.18% $347,678,503
OTHER ASSETS AND LIABILITIES, NET           (0.18)     (627,265)
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $347,051,238
                                          -------  ------------

 ++  VARIABLE RATE.
  + SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS    PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   100% TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                   INTEREST RATE  MATURITY DATE      VALUE
U.S. TREASURY SECURITIES - 99.92%
U.S. TREASURY BILLS - 72.78%
$ 75,000,000  U.S. TREASURY BILLS                   6.18%{::}   10/12/00    $   74,875,208
 135,000,000  U.S. TREASURY BILLS                   6.30{::}   10/12/00        134,769,375
  60,000,000  U.S. TREASURY BILLS                   6.30{::}   10/12/00         59,897,417
  75,000,000  U.S. TREASURY BILLS                   6.16{::}   10/19/00         74,788,031
  50,000,000  U.S. TREASURY BILLS                   6.28{::}    11/9/00         49,678,583
  20,000,000  U.S. TREASURY BILLS                   6.29{::}    11/9/00         19,871,328
 200,000,000  U.S. TREASURY BILLS                   6.07{::}    11/9/00        198,748,112
  26,000,000  U.S. TREASURY BILLS                   6.29{::}    11/9/00         25,832,726
 100,000,000  U.S. TREASURY BILLS                   6.13{::}   11/16/00         99,250,000
  75,000,000  U.S. TREASURY BILLS                   6.31{::}   11/24/00         74,322,594
  75,000,000  U.S. TREASURY BILLS                   6.28{::}   11/24/00         74,327,011
 142,880,000  U.S. TREASURY BILLS                   6.08{::}   11/24/00        141,630,514
  50,000,000  U.S. TREASURY BILLS                   6.09{::}   11/30/00         49,514,070
  50,000,000  U.S. TREASURY BILLS                   6.15{::}    12/7/00         49,452,750
  50,000,000  U.S. TREASURY BILLS                   6.24{::}    12/7/00         49,450,917
 200,000,000  U.S. TREASURY BILLS                   6.14{::}   12/21/00        197,346,667
   9,640,000  U.S. TREASURY BILLS                   6.21{::}   12/28/00          9,501,502
  75,000,000  U.S. TREASURY BILLS                   6.20{::}   12/28/00         73,908,876
  50,000,000  U.S. TREASURY BILLS                   6.28{::}    1/11/01         49,157,632
  50,000,000  U.S. TREASURY BILLS                   6.35{::}    2/22/01         48,794,431
  50,000,000  U.S. TREASURY BILLS                   6.30{::}     3/1/01         48,743,750

                                                                             1,603,861,494
                                                                            --------------
U.S. TREASURY NOTES - 27.14%
  35,000,000  U.S. TREASURY NOTES                   4.50        9/30/00         35,000,000
 135,000,000  U.S. TREASURY NOTES                   4.00       10/31/00        134,763,323
  75,000,000  U.S. TREASURY NOTES                   4.00       10/31/00         74,869,019
  14,500,000  U.S. TREASURY NOTES                   5.75       10/31/00         14,493,840
  15,500,000  U.S. TREASURY NOTES                   5.75       10/31/00         15,492,338
  25,000,000  U.S. TREASURY NOTES                   5.75       11/15/00         24,978,802
  50,000,000  U.S. TREASURY NOTES                   5.75       11/15/00         49,967,774
  25,000,000  U.S. TREASURY NOTES                   4.63       11/30/00         24,932,780
 100,000,000  U.S. TREASURY NOTES                   5.63       11/30/00         99,918,221
  25,000,000  U.S. TREASURY NOTES                   4.63       12/31/00         24,882,813
  50,000,000  U.S. TREASURY NOTES                   4.50        1/31/01         49,710,038
  34,500,000  U.S. TREASURY NOTES                   4.50        1/31/01         34,297,573
  15,000,000  U.S. TREASURY NOTES                   5.00        2/28/01         14,926,208

                                                                               598,232,729
                                                                            --------------

                                                                             2,202,094,223
TOTAL U.S. TREASURY SECURITIES (COST
$2,202,094,223)
                                                                            --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,202,094,223)*                      99.92% $2,202,094,223
OTHER ASSETS AND LIABILITIES, NET            0.08       1,689,518
                                          -------  --------------
TOTAL NET ASSETS                           100.00% $2,203,783,741
                                          -------  --------------

{::} YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   TREASURY PLUS MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                   INTEREST RATE  MATURITY DATE      VALUE
U.S. TREASURY SECURITIES - 54.88%
U.S. TREASURY BILLS - 30.17%
$ 27,500,000  U.S. TREASURY BILLS                   5.85%{::}   10/12/00    $   27,456,153
  27,500,000  U.S. TREASURY BILLS                   6.06{::}    11/9/00         27,328,156
  55,000,000  U.S. TREASURY BILLS                   6.11{::}    11/9/00         54,653,408
  75,000,000  U.S. TREASURY BILLS                   6.18{::}    11/9/00         74,518,271
  55,000,000  U.S. TREASURY BILLS                   6.10{::}   11/16/00         54,589,563
  27,500,000  U.S. TREASURY BILLS                   6.04{::}   11/24/00         27,261,132
  30,000,000  U.S. TREASURY BILLS                   6.08{::}   11/24/00         29,737,650
  30,000,000  U.S. TREASURY BILLS                   6.31{::}   11/24/00         29,729,259
  55,000,000  U.S. TREASURY BILLS                   6.17{::}   12/14/00         54,329,718

                                                                               379,603,310
                                                                            --------------
U.S. TREASURY NOTES - 24.71%
 100,000,000  U.S. TREASURY NOTES                   4.50        9/30/00        100,000,000
  36,690,000  U.S. TREASURY NOTES                   5.75       10/31/00         36,692,485
   5,000,000  U.S. TREASURY NOTES                   5.00        2/28/01          4,975,403
  80,000,000  U.S. TREASURY NOTES                   4.88        3/31/01         79,422,250
  65,000,000  U.S. TREASURY NOTES                   6.25        4/30/01         64,843,010
  25,000,000  U.S. TREASURY NOTES                   6.50        5/31/01         25,023,148

                                                                               310,956,296
                                                                            --------------

                                                                               690,559,606
TOTAL U.S. TREASURY SECURITIES (COST
$690,559,606)
                                                                            --------------
REPURCHASE AGREEMENTS - 44.85%
 120,000,000  BEAR STEARNS & COMPANY
              REPURCHASE AGREEMENT                  6.45        10/2/00        120,000,000
 150,000,000  BEAR STEARNS & COMPANY
              REPURCHASE AGREEMENT                  6.53        10/2/00        150,000,000
  24,358,655  DEUTSCHE BANK SECURITIES
              REPURCHASE AGREEMENT                  6.43        10/2/00         24,358,655
 145,000,000  GOLDMAN SACHS & COMPANY
              REPURCHASE AGREEMENT                  6.50        10/2/00        145,000,000
  50,000,000  LEHMAN BROTHERS HOLDINGS
              REPURCHASE AGREEMENT                  6.50        10/2/00         50,000,000
  75,000,000  SALOMON SMITH BARNEY
              REPURCHASE AGREEMENT                  6.45        10/2/00         75,000,000

                                                                               564,358,655
TOTAL REPURCHASE AGREEMENTS (COST
$564,358,655)
                                                                            --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,254,918,261)*                      99.73% $1,254,918,261
OTHER ASSETS AND LIABILITIES, NET            0.27       3,353,678
                                          -------  --------------
TOTAL NET ASSETS                           100.00% $1,258,271,939
                                          -------  --------------

{::} YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS
          STATEMENTS OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                           CALIFORNIA TAX-FREE         GOVERNMENT
                             MONEY MARKET FUND  MONEY MARKET FUND
-----------------------------------------------------------------

ASSETS
  INVESTMENTS:
    IN SECURITIES AT
     AMORTIZED COST......   $   2,370,311,553   $   2,886,584,779
  CASH...................             966,430              52,124
  RECEIVABLE FOR INTEREST
    AND OTHER
    RECEIVABLES..........          19,321,015          15,280,969
  RECEIVABLE FOR
    INVESTMENTS SOLD.....           3,510,720                   0
  PREPAID EXPENSES AND
    OTHER ASSETS.........                   0             540,946
                            -----------------   -----------------
TOTAL ASSETS.............       2,394,109,718       2,902,458,818
                            -----------------   -----------------

LIABILITIES
  PAYABLE FOR INVESTMENTS
    PURCHASED............                   0                   0
  PAYABLE TO INVESTMENT
    ADVISOR AND
    AFFILIATES...........           1,232,797           1,212,773
  PAYABLE TO OTHER
    RELATED PARTIES......             889,350             655,065
  ACCRUED EXPENSES AND
    OTHER LIABILITIES....             352,083             424,785
  DIVIDENDS PAYABLE......           1,020,269          13,992,992
                            -----------------   -----------------
TOTAL LIABILITIES........           3,494,499          16,285,615
                            -----------------   -----------------
TOTAL NET ASSETS.........   $   2,390,615,219   $   2,886,173,203
                            -----------------   -----------------

NET ASSETS CONSIST OF:
-----------------------------------------------------------------
  PAID-IN CAPITAL........   $   2,391,503,037   $   2,886,361,439
  UNDISTRIBUTED NET
    INVESTMENT INCOME....                   0                   0
  UNDISTRIBUTED NET
    REALIZED GAIN (LOSS)
    ON INVESTMENTS.......            (887,818)           (188,236)
                            -----------------   -----------------
TOTAL NET ASSETS.........   $   2,390,615,219   $   2,886,173,203
                            -----------------   -----------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
-----------------------------------------------------------------
NET ASSETS - CLASS A.....   $   2,245,220,477   $      79,492,653
SHARES OUTSTANDING -
  CLASS A................       2,246,104,928          79,497,096
NET ASSET VALUE AND
  OFFERING PRICE PER
  SHARE - CLASS A........   $            1.00   $            1.00
NET ASSETS - CLASS B.....                 N/A                 N/A
SHARES OUTSTANDING -
  CLASS B................                 N/A                 N/A
NET ASSET VALUE AND
  OFFERING PRICE PER
  SHARE - CLASS B........                 N/A                 N/A
NET ASSETS - SERVICE
  CLASS..................   $     145,394,742   $   2,806,680,550
SHARES OUTSTANDING -
  SERVICE CLASS..........         145,403,078       2,807,042,950
NET ASSET VALUE AND
  OFFERING PRICE PER
  SHARE - SERVICE
  CLASS..................   $            1.00   $            1.00
                            -----------------   -----------------

(1)  THIS FUND COMMENCED OPERATIONS ON AUGUST 14, 2000.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

          STATEMENTS OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2000 (UNAUDITED)
                                                              MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                      MINNESOTA                     NATIONAL TAX-FREE      100% TREASURY      TREASURY PLUS
                           MONEY MARKET FUND(1)  MONEY MARKET FUND  MONEY MARKET FUND  MONEY MARKET FUND  MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------

ASSETS
  INVESTMENTS:
    IN SECURITIES AT
     AMORTIZED COST......  $         64,520,983  $  15,769,460,689  $     347,678,503  $   2,202,094,223  $   1,254,918,261
  CASH...................                69,268             31,078            192,614              3,424          1,506,404
  RECEIVABLE FOR INTEREST
    AND OTHER
    RECEIVABLES..........               370,393        118,145,107          2,781,499         10,002,821          7,717,268
  RECEIVABLE FOR
    INVESTMENTS SOLD.....                     0                  0                  0                  0                  0
  PREPAID EXPENSES AND
    OTHER ASSETS.........                     0                  0                  0                  0                  0
                           --------------------  -----------------  -----------------  -----------------  -----------------
TOTAL ASSETS.............            64,960,644     15,887,636,874        350,652,616      2,212,100,468      1,264,141,933
                           --------------------  -----------------  -----------------  -----------------  -----------------

LIABILITIES
  PAYABLE FOR INVESTMENTS
    PURCHASED............             1,263,525                  0          3,000,367                  0                  0
  PAYABLE TO INVESTMENT
    ADVISOR AND
    AFFILIATES...........                29,630          8,237,636            139,534            714,863            615,176
  PAYABLE TO OTHER
    RELATED PARTIES......                 5,080          5,574,946            174,571             31,013             15,390
  ACCRUED EXPENSES AND
    OTHER LIABILITIES....                 6,700          2,669,073            231,788            235,886            214,962
  DIVIDENDS PAYABLE......                 8,452          4,699,978             55,118          7,334,965          5,024,466
                           --------------------  -----------------  -----------------  -----------------  -----------------
TOTAL LIABILITIES........             1,313,387         21,181,633          3,601,378          8,316,727          5,869,994
                           --------------------  -----------------  -----------------  -----------------  -----------------
TOTAL NET ASSETS.........  $         63,647,257  $  15,866,455,241  $     347,051,238  $   2,203,783,741  $   1,258,271,939
                           --------------------  -----------------  -----------------  -----------------  -----------------

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL........  $         63,647,257  $  15,866,085,746  $     347,059,240  $   2,204,581,786  $   1,258,297,609
  UNDISTRIBUTED NET
    INVESTMENT INCOME....                     0                  0                  0            168,885                  0
  UNDISTRIBUTED NET
    REALIZED GAIN (LOSS)
    ON INVESTMENTS.......                     0            369,495             (8,002)          (966,930)           (25,670)
                           --------------------  -----------------  -----------------  -----------------  -----------------
TOTAL NET ASSETS.........  $         63,647,257  $  15,866,455,241  $     347,051,238  $   2,203,783,741  $   1,258,271,939
                           --------------------  -----------------  -----------------  -----------------  -----------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS - CLASS A.....  $         63,647,257  $  13,600,572,076  $     347,051,238  $      83,362,406  $   1,258,271,939
SHARES OUTSTANDING -
  CLASS A................            63,647,257     13,600,011,617        347,066,372         83,357,071      1,258,334,883
NET ASSET VALUE AND
  OFFERING PRICE PER
  SHARE - CLASS A........  $               1.00  $            1.00  $            1.00  $            1.00  $            1.00
NET ASSETS - CLASS B.....                   N/A  $   2,265,883,165                N/A                N/A                N/A
SHARES OUTSTANDING -
  CLASS B................                   N/A      2,265,792,136                N/A                N/A                N/A
NET ASSET VALUE AND
  OFFERING PRICE PER
  SHARE - CLASS B........                   N/A  $            1.00                N/A                N/A                N/A
NET ASSETS - SERVICE
  CLASS..................                   N/A                N/A                N/A  $   2,120,421,335                N/A
SHARES OUTSTANDING -
  SERVICE CLASS..........                   N/A                N/A                N/A      2,121,223,431                N/A
NET ASSET VALUE AND
  OFFERING PRICE PER
  SHARE - SERVICE
  CLASS..................                   N/A                N/A                N/A  $            1.00                N/A
                           --------------------  -----------------  -----------------  -----------------  -----------------

(1)  THIS FUND COMMENCED OPERATIONS ON AUGUST 14, 2000.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS          STATEMENTS OF OPERATIONS -- FOR THE SIX MONTHS ENDED
SEPTEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                           CALIFORNIA TAX-FREE         GOVERNMENT
                             MONEY MARKET FUND  MONEY MARKET FUND
-----------------------------------------------------------------

INVESTMENT INCOME
  INTEREST...............   $      46,212,900   $     108,359,520
                            -----------------   -----------------
TOTAL INVESTMENT
  INCOME.................          46,212,900         108,359,520
                            -----------------   -----------------

EXPENSES
  ADVISORY FEES..........           3,616,624           5,898,977
  ADMINISTRATION FEES....           1,808,311           2,528,134
  CUSTODY................             241,108             337,084
  SHAREHOLDER SERVICING
    FEES.................           2,883,732              71,460
  PORTFOLIO ACCOUNTING
    FEES.................              78,360             101,125
  TRANSFER AGENT
    CLASS A..............             369,118               2,858
    CLASS B..............                 N/A                 N/A
    SERVICE CLASS .......               5,205             331,368
  DISTRIBUTION FEES
    CLASS A..............                   0                   0
    CLASS B..............                 N/A                 N/A
    SERVICE CLASS .......                   0                   0
  LEGAL AND AUDIT FEES...              89,266              33,136
  REGISTRATION FEES......              40,929             154,698
  DIRECTORS' FEES........               2,664               2,663
  SHAREHOLDER REPORTS....              70,746             104,004
  OTHER..................              37,269              42,484
                            -----------------   -----------------
TOTAL EXPENSES...........           9,243,332           9,607,991
LESS:
  WAIVED FEES AND
    REIMBURSED
    EXPENSES.............          (1,511,646)         (1,109,520)
                            -----------------   -----------------
NET EXPENSES.............           7,731,686           8,498,471
                            -----------------   -----------------
NET INVESTMENT INCOME....          38,481,214          99,861,049
                            -----------------   -----------------
                            -----------------   -----------------
  NET REALIZED GAIN
    (LOSS) FROM
    INVESTMENTS..........            (223,673)             (2,599)
                            -----------------   -----------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS.............   $      38,257,541   $      99,858,450
                            -----------------   -----------------

(1)  THIS FUND COMMENCED OPERATIONS ON AUGUST 14, 2000
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS -- FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2000
(UNAUDITED)                                                   MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                      MINNESOTA                     NATIONAL TAX-FREE      100% TREASURY      TREASURY PLUS
                           MONEY MARKET FUND(1)  MONEY MARKET FUND  MONEY MARKET FUND  MONEY MARKET FUND  MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
  INTEREST...............  $            366,951  $     496,220,578  $       7,478,674  $      49,128,055  $      36,160,767
                           --------------------  -----------------  -----------------  -----------------  -----------------
TOTAL INVESTMENT
  INCOME.................               366,951        496,220,578          7,478,674         49,128,055         36,160,767
                           --------------------  -----------------  -----------------  -----------------  -----------------

EXPENSES
  ADVISORY FEES..........                25,188         30,479,969            428,292          2,850,804          2,031,575
  ADMINISTRATION FEES....                12,594         11,429,988            256,975          1,221,773            870,674
  CUSTODY................                 1,679          1,523,998             34,263            162,903            116,090
  SHAREHOLDER SERVICING
    FEES.................                20,990         19,049,980            428,292             32,674          1,451,125
  PORTFOLIO ACCOUNTING
    FEES.................                 9,236            304,800             92,511             63,532             46,436
  TRANSFER AGENT
    CLASS A..............                 2,519          8,639,078             92,511              3,921             15,092
    CLASS B..............                   N/A            194,910                N/A                N/A                N/A
    SERVICE CLASS .......                   N/A                N/A                N/A             40,072                N/A
  DISTRIBUTION FEES
    CLASS A..............                     0                  0                  0                  0                  0
    CLASS B..............                   N/A          7,309,107                N/A                N/A                N/A
    SERVICE CLASS .......                   N/A                N/A                  0                  0                N/A
  LEGAL AND AUDIT FEES...                 1,954            477,909             15,647             15,622             48,336
  REGISTRATION FEES......                 2,879            928,396             57,133             31,482             57,246
  DIRECTORS' FEES........                   684              2,664              2,664              2,664              2,664
  SHAREHOLDER REPORTS....                 1,799            620,412             34,548             43,049             37,542
  OTHER..................                 1,080            256,610             44,222             69,991             28,440
                           --------------------  -----------------  -----------------  -----------------  -----------------
TOTAL EXPENSES...........                80,602         81,217,821          1,487,058          4,538,487          4,705,220
LESS:
  WAIVED FEES AND
    REIMBURSED
    EXPENSES.............               (13,434)       (15,996,780)          (373,471)          (766,980)          (932,203)
                           --------------------  -----------------  -----------------  -----------------  -----------------
NET EXPENSES.............                67,168         65,221,041          1,113,587          3,771,507          3,773,017
                           --------------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME....               299,783        430,999,537          6,365,087         45,356,548         32,387,750
                           --------------------  -----------------  -----------------  -----------------  -----------------
                           --------------------  -----------------  -----------------  -----------------  -----------------
  NET REALIZED GAIN
    (LOSS) FROM
    INVESTMENTS..........                     0            360,685             (7,998)           213,357             19,014
                           --------------------  -----------------  -----------------  -----------------  -----------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS.............  $            299,783  $     431,360,222  $       6,357,089  $      45,569,905  $      32,406,764
                           --------------------  -----------------  -----------------  -----------------  -----------------

(1)  THIS FUND COMMENCED OPERATIONS ON AUGUST 14, 2000
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS                           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     CALIFORNIA TAX-FREE
                                                                                      MONEY MARKET FUND
                                                                             ------------------------------------
                                                                                     (UNAUDITED)
                                                                                     FOR THE SIX          FOR THE
                                                                                    MONTHS ENDED       YEAR ENDED
                                                                              SEPTEMBER 30, 2000   MARCH 31, 2000
-----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS.......................................................  $    2,540,587,408   $ 2,246,122,877
OPERATIONS:
  NET INVESTMENT INCOME....................................................          38,481,214        59,643,253
  NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS..........................            (223,673)         (372,792)
                                                                             ------------------   ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.......................          38,257,541        59,270,461
                                                                             ------------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A................................................................         (36,719,111)      (59,135,379)
    ADMINISTRATIVE CLASS ..................................................                 N/A               N/A
    CLASS B/CLASS E........................................................                 N/A               N/A
    INSTITUTIONAL CLASS....................................................                 N/A               N/A
    S SHARES/SERVICE CLASS.................................................          (1,762,103)         (507,874)(1)
  NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A................................................................                   0                 0
    ADMINISTRATIVE CLASS ..................................................                 N/A               N/A
    CLASS B/CLASS E........................................................                 N/A               N/A
    INSTITUTIONAL CLASS....................................................                 N/A               N/A
    S SHARES/SERVICE CLASS ................................................                   0                 0
CAPITAL SHARE TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD - CLASS A......................................       2,060,651,751     3,663,360,428
  REINVESTMENT OF DIVIDENDS - CLASS A......................................          31,009,536        50,547,941
  COST OF SHARES REDEEMED - CLASS A........................................      (2,311,115,667)   (3,494,768,260)
                                                                             ------------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A...................................................        (219,454,380)      219,140,109
                                                                             ------------------   ---------------
  PROCEEDS FROM SHARES SOLD - ADMINISTRATIVE CLASS ........................                 N/A               N/A
  REINVESTMENT OF DIVIDENDS - ADMINISTRATIVE CLASS ........................                 N/A               N/A
  COST OF SHARES REDEEMED - ADMINISTRATIVE CLASS ..........................                 N/A               N/A
                                                                             ------------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - ADMINISTRATIVE CLASS .....................................                 N/A               N/A
                                                                             ------------------   ---------------
  PROCEEDS FROM SHARES SOLD - CLASS B/CLASS E..............................                 N/A               N/A
  REINVESTMENT OF DIVIDENDS - CLASS B/CLASS E..............................                 N/A               N/A
  COST OF SHARES REDEEMED - CLASS B/CLASS E................................                 N/A               N/A
                                                                             ------------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS B/ CLASS E..........................................                 N/A               N/A
                                                                             ------------------   ---------------
  PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS..........................                 N/A               N/A
  REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS..........................                 N/A               N/A
  COST OF SHARES REDEEMED - INSTITUTIONAL CLASS............................                 N/A               N/A
                                                                             ------------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - INSTITUTIONAL CLASS.......................................                 N/A               N/A
                                                                             ------------------   ---------------
  PROCEEDS FROM SHARES SOLD - CLASS S/SERVICE CLASS .......................         130,917,926       102,151,332(1)
  REINVESTMENT OF DIVIDENDS - CLASS S/SERVICE CLASS .......................           1,735,753           310,610(1)
  COST OF SHARES REDEEMED - CLASS S/SERVICE CLASS .........................         (62,947,815)      (26,764,728)(1)
                                                                             ------------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS S/ SERVICE CLASS ...................................          69,705,864        75,697,214(1)
                                                                             ------------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS......................................        (149,972,189)      294,464,531
                                                                             ------------------   ---------------
NET ASSETS:
-----------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS..........................................................  $    2,390,615,219   $ 2,540,587,408
SHARE ISSUED AND REDEEMED:
  SHARES SOLD - CLASS A....................................................       2,060,651,751     3,663,360,394
  SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A.....................          31,009,536        50,547,946
  SHARES REDEEMED - CLASS A................................................      (2,311,115,667)   (3,494,768,069)
                                                                             ------------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A....................        (219,454,380)      219,140,271
                                                                             ------------------   ---------------
  SHARES SOLD - ADMINISTRATIVE CLASS ......................................                 N/A               N/A
  SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - ADMINISTRATIVE CLASS .......                 N/A               N/A
  SHARES REDEEMED - ADMINISTRATIVE CLASS ..................................                 N/A               N/A
                                                                             ------------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATIVE CLASS ......                 N/A               N/A
                                                                             ------------------   ---------------
  SHARES SOLD - CLASS B/CLASS E............................................                 N/A               N/A
  SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B/CLASS E.............                 N/A               N/A
  SHARES REDEEMED - CLASS B/CLASS E........................................                 N/A               N/A
                                                                             ------------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B/CLASS E............                 N/A               N/A
                                                                             ------------------   ---------------
  SHARES SOLD - INSTITUTIONAL CLASS........................................                 N/A               N/A
  SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS.........                 N/A               N/A
  SHARES REDEEMED - INSTITUTIONAL CLASS....................................                 N/A               N/A
                                                                             ------------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS........                 N/A               N/A
                                                                             ------------------   ---------------
  SHARES SOLD - CLASS S/SERVICE CLASS .....................................         130,917,926       102,151,332(1)
  SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS S/SERVICE CLASS ......           1,735,753           310,610(1)
  SHARES REDEEMED - CLASS S/SERVICE CLASS .................................         (62,947,815)      (26,764,728)(1)
                                                                             ------------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS S/SERVICE CLASS .....          69,705,864        75,697,214(1)
                                                                             ------------------   ---------------
ENDING BALANCE OF UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME....  $                0   $             0
                                                                             ------------------   ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                           MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                                MINNESOTA
                                           GOVERNMENT MONEY MARKET FUND                     MONEY MARKET FUND
                           ------------------------------------------------------------  -----------------------
                                   (UNAUDITED)                                                       (UNAUDITED)
                                   FOR THE SIX          FOR THE TEN             FOR THE                  FOR THE
                                  MONTHS ENDED         MONTHS ENDED          YEAR ENDED             PERIOD ENDED
                            SEPTEMBER 30, 2000   MARCH 31, 2000 (3)        MAY 31, 1999   SEPTEMBER 30, 2000 (2)
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS.....  $    3,492,915,705    $   3,368,533,822     $  2,260,207,846     $               0
OPERATIONS:
  NET INVESTMENT
    INCOME...............          99,861,049          141,286,219          133,990,508               299,783
  NET REALIZED GAIN
    (LOSS) ON SALE OF
    INVESTMENTS..........              (2,599)            (184,488)             204,634                     0
                           ------------------    -----------------     ----------------     -----------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS.............          99,858,450          141,101,731          134,195,142               299,783
                           ------------------    -----------------     ----------------     -----------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............          (1,626,849)          (1,181,705)(1)              N/A              (299,783)
    ADMINISTRATIVE
     CLASS ..............                 N/A                  N/A                  N/A                   N/A
    CLASS B/CLASS E......                 N/A                  N/A                  N/A                   N/A
  INSTITUTIONAL CLASS....                 N/A                  N/A                  N/A                   N/A
    S SHARES/SERVICE
     CLASS...............         (98,234,200)        (140,104,514)        (133,990,508)                  N/A
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............                   0                    0                    0                     0
    ADMINISTRATIVE
     CLASS ..............                 N/A                  N/A                  N/A                   N/A
    CLASS B/CLASS E......                 N/A                  N/A                  N/A                   N/A
  INSTITUTIONAL CLASS....                 N/A                  N/A                  N/A                   N/A
    S SHARES/SERVICE
     CLASS ..............                   0                    0                    0                   N/A
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......         158,388,507          139,610,265(1)               N/A            76,515,173
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............             352,980              494,841(1)               N/A               291,194
  COST OF SHARES REDEEMED
    - CLASS A............        (138,208,907)         (81,141,804)(1)              N/A           (13,159,110)
                           ------------------    -----------------     ----------------     -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................          20,532,580           58,963,302(1)               N/A            63,647,257
                           ------------------    -----------------     ----------------     -----------------
  PROCEEDS FROM SHARES
    SOLD - ADMINISTRATIVE
    CLASS ...............                 N/A                  N/A                  N/A                   N/A
  REINVESTMENT OF
    DIVIDENDS -
    ADMINISTRATIVE
    CLASS ...............                 N/A                  N/A                  N/A                   N/A
  COST OF SHARES REDEEMED
    - ADMINISTRATIVE
    CLASS ...............                 N/A                  N/A                  N/A                   N/A
                           ------------------    -----------------     ----------------     -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  ADMINISTRATIVE
  CLASS .................                 N/A                  N/A                  N/A                   N/A
                           ------------------    -----------------     ----------------     -----------------
  PROCEEDS FROM SHARES
    SOLD -
    CLASS B/CLASS E......                 N/A                  N/A                  N/A                   N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B/CLASS E......                 N/A                  N/A                  N/A                   N/A
  COST OF SHARES REDEEMED
    -
    CLASS B/CLASS E......                 N/A                  N/A                  N/A                   N/A
                           ------------------    -----------------     ----------------     -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS - CLASS B/
  CLASS E................                 N/A                  N/A                  N/A                   N/A
                           ------------------    -----------------     ----------------     -----------------
  PROCEEDS FROM SHARES
    SOLD -
  INSTITUTIONAL CLASS....                 N/A                  N/A                  N/A                   N/A
  REINVESTMENT OF
    DIVIDENDS -
  INSTITUTIONAL CLASS....                 N/A                  N/A                  N/A                   N/A
  COST OF SHARES REDEEMED
    -
  INSTITUTIONAL CLASS....                 N/A                  N/A                  N/A                   N/A
                           ------------------    -----------------     ----------------     -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  INSTITUTIONAL CLASS....                 N/A                  N/A                  N/A                   N/A
                           ------------------    -----------------     ----------------     -----------------
  PROCEEDS FROM SHARES
    SOLD -
    CLASS S/SERVICE
    CLASS ...............      16,549,091,177       31,097,729,447       26,091,666,224                   N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS S/SERVICE
    CLASS ...............          14,614,755            5,327,578           29,201,156                   N/A
  COST OF SHARES REDEEMED
    - CLASS S/SERVICE
    CLASS ...............     (17,190,978,415)     (31,037,453,956)     (25,012,746,038)                  N/A
                           ------------------    -----------------     ----------------     -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS - CLASS S/
  SERVICE CLASS .........        (627,272,483)          65,603,069        1,108,121,342                   N/A
                           ------------------    -----------------     ----------------     -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........        (606,742,502)         124,381,883        1,108,325,976            63,647,257
                           ------------------    -----------------     ----------------     -----------------
NET ASSETS:
----------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS........  $    2,886,173,203    $   3,492,915,705     $  3,368,533,822     $      63,647,257
SHARE ISSUED AND REDEEMED:
  SHARES SOLD -
    CLASS A..............         158,388,507          139,611,479(1)               N/A            76,515,173
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............             352,980              494,841(1)               N/A               291,194
  SHARES REDEEMED -
    CLASS A..............        (138,208,907)         (81,141,804)(1)              N/A           (13,159,110)
                           ------------------    -----------------     ----------------     -----------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................          20,532,580           58,964,516(1)               N/A            63,647,257
                           ------------------    -----------------     ----------------     -----------------
  SHARES SOLD -
    ADMINISTRATIVE
    CLASS ...............                 N/A                  N/A                  N/A                   N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    ADMINISTRATIVE
    CLASS ...............                 N/A                  N/A                  N/A                   N/A
  SHARES REDEEMED -
    ADMINISTRATIVE
    CLASS ...............                 N/A                  N/A                  N/A                   N/A
                           ------------------    -----------------     ----------------     -----------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  ADMINISTRATIVE
  CLASS .................                 N/A                  N/A                  N/A                   N/A
                           ------------------    -----------------     ----------------     -----------------
  SHARES SOLD -
    CLASS B/CLASS E......                 N/A                  N/A                  N/A                   N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B/CLASS E......                 N/A                  N/A                  N/A                   N/A
  SHARES REDEEMED -
    CLASS B/CLASS E......                 N/A                  N/A                  N/A                   N/A
                           ------------------    -----------------     ----------------     -----------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B/CLASS E........                 N/A                  N/A                  N/A                   N/A
                           ------------------    -----------------     ----------------     -----------------
  SHARES SOLD -
  INSTITUTIONAL CLASS....                 N/A                  N/A                  N/A                   N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
  INSTITUTIONAL CLASS....                 N/A                  N/A                  N/A                   N/A
  SHARES REDEEMED -
  INSTITUTIONAL CLASS....                 N/A                  N/A                  N/A                   N/A
                           ------------------    -----------------     ----------------     -----------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS....                 N/A                  N/A                  N/A                   N/A
                           ------------------    -----------------     ----------------     -----------------
  SHARES SOLD -
    CLASS S/SERVICE
    CLASS ...............      16,549,091,177       31,097,729,447       26,091,666,224                   N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS S/SERVICE
    CLASS ...............          14,614,755            5,327,578           29,201,156                   N/A
  SHARES REDEEMED -
    CLASS S/SERVICE
    CLASS ...............     (17,190,978,415)     (31,037,453,956)     (25,012,746,038)                  N/A
                           ------------------    -----------------     ----------------     -----------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS S/SERVICE
  CLASS .................        (627,272,483)          65,603,069        1,108,121,342                   N/A
                           ------------------    -----------------     ----------------     -----------------
ENDING BALANCE OF
  UNDISTRIBUTED
  (OVERDISTRIBUTED) NET
  INVESTMENT INCOME......  $                0    $               0     $        (56,270)    $               0
                           ------------------    -----------------     ----------------     -----------------


                                      MONEY MARKET FUND
                           ----------------------------------------
                                   (UNAUDITED)
                                   FOR THE SIX              FOR THE
                                  MONTHS ENDED           YEAR ENDED
                            SEPTEMBER 30, 2000   MARCH 31, 2000 (4)
-------------------------
INCREASE (DECREASE) IN NE
BEGINNING NET ASSETS.....  $   15,178,597,286    $  10,296,401,223
OPERATIONS:
  NET INVESTMENT
    INCOME...............         430,999,537          587,993,347
  NET REALIZED GAIN
    (LOSS) ON SALE OF
    INVESTMENTS..........             360,685               (9,727)
                           ------------------    -----------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS.............         431,360,222          587,983,620
                           ------------------    -----------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............        (382,165,350)        (530,116,391)
    ADMINISTRATIVE
     CLASS ..............                 N/A                  N/A
    CLASS B/CLASS E......         (48,834,187)         (27,568,972)

  INSTITUTIONAL CLASS....                 N/A                  N/A
    S SHARES/SERVICE
     CLASS...............                   0          (30,307,984)(5)
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............                   0                    0
    ADMINISTRATIVE
     CLASS ..............                 N/A                  N/A
    CLASS B/CLASS E......                   0                    0

  INSTITUTIONAL CLASS....                 N/A                  N/A
    S SHARES/SERVICE
     CLASS ..............                   0                    0
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......       4,810,576,233        9,011,593,439
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............         371,429,841          545,615,046
  COST OF SHARES REDEEMED
    - CLASS A............      (5,023,506,443)      (5,253,257,204)
                           ------------------    -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................         158,499,631        4,303,951,281
                           ------------------    -----------------
  PROCEEDS FROM SHARES
    SOLD - ADMINISTRATIVE
    CLASS ...............                 N/A                  N/A
  REINVESTMENT OF
    DIVIDENDS -
    ADMINISTRATIVE
    CLASS ...............                 N/A                  N/A
  COST OF SHARES REDEEMED
    - ADMINISTRATIVE
    CLASS ...............                 N/A                  N/A
                           ------------------    -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  ADMINISTRATIVE
  CLASS .................                 N/A                  N/A
                           ------------------    -----------------
  PROCEEDS FROM SHARES
    SOLD -
    CLASS B/CLASS E......       2,123,738,346        2,897,154,498
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B/CLASS E......          49,017,749           28,165,021
  COST OF SHARES REDEEMED
    -
    CLASS B/CLASS E......      (1,643,758,456)      (1,188,609,048)
                           ------------------    -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS - CLASS B/
  CLASS E................         528,997,639        1,736,710,471
                           ------------------    -----------------
  PROCEEDS FROM SHARES
    SOLD -
  INSTITUTIONAL CLASS....                 N/A                  N/A
  REINVESTMENT OF
    DIVIDENDS -
  INSTITUTIONAL CLASS....                 N/A                  N/A
  COST OF SHARES REDEEMED
    -
  INSTITUTIONAL CLASS....                 N/A                  N/A
                           ------------------    -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  INSTITUTIONAL CLASS....                 N/A                  N/A
                           ------------------    -----------------
  PROCEEDS FROM SHARES
    SOLD -
    CLASS S/SERVICE
    CLASS ...............                   0        1,737,202,703(5)
  REINVESTMENT OF
    DIVIDENDS -
    CLASS S/SERVICE
    CLASS ...............                   0           32,669,252(5)
  COST OF SHARES REDEEMED
    - CLASS S/SERVICE
    CLASS ...............                   0       (2,928,327,917)(5)
                           ------------------    -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS - CLASS S/
  SERVICE CLASS .........                   0       (1,158,455,962)(5)
                           ------------------    -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........         687,857,955        4,882,196,063
                           ------------------    -----------------
NET ASSETS:
-------------------------
ENDING NET ASSETS........  $   15,866,455,241    $  15,178,597,286
SHARE ISSUED AND REDEEMED
  SHARES SOLD -
    CLASS A..............       4,810,576,233        9,011,738,160
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............         371,429,841          545,615,046
  SHARES REDEEMED -
    CLASS A..............      (5,023,506,443)      (5,253,257,204)
                           ------------------    -----------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................         158,499,631        4,304,096,002
                           ------------------    -----------------
  SHARES SOLD -
    ADMINISTRATIVE
    CLASS ...............                 N/A                  N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    ADMINISTRATIVE
    CLASS ...............                 N/A                  N/A
  SHARES REDEEMED -
    ADMINISTRATIVE
    CLASS ...............                 N/A                  N/A
                           ------------------    -----------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  ADMINISTRATIVE
  CLASS .................                 N/A                  N/A
                           ------------------    -----------------
  SHARES SOLD -
    CLASS B/CLASS E......       2,123,738,346        2,897,238,524
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B/CLASS E......          49,017,749           28,165,021
  SHARES REDEEMED -
    CLASS B/CLASS E......      (1,643,758,456)      (1,188,609,048)
                           ------------------    -----------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B/CLASS E........         528,997,639        1,736,794,497
                           ------------------    -----------------
  SHARES SOLD -
  INSTITUTIONAL CLASS....                 N/A                  N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
  INSTITUTIONAL CLASS....                 N/A                  N/A
  SHARES REDEEMED -
  INSTITUTIONAL CLASS....                 N/A                  N/A
                           ------------------    -----------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS....                 N/A                  N/A
                           ------------------    -----------------
  SHARES SOLD -
    CLASS S/SERVICE
    CLASS ...............                   0        1,737,202,703(5)
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS S/SERVICE
    CLASS ...............                   0           32,669,252(5)
  SHARES REDEEMED -
    CLASS S/SERVICE
    CLASS ...............                   0       (2,928,411,900)(5)
                           ------------------    -----------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS S/SERVICE
  CLASS .................                   0       (1,158,539,945)(5)
                           ------------------    -----------------
ENDING BALANCE OF
  UNDISTRIBUTED
  (OVERDISTRIBUTED) NET
  INVESTMENT INCOME......  $                0    $               0
                           ------------------    -----------------

MONEY MARKET FUNDS                           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  NATIONAL TAX-FREE MONEY MARKET FUND
                                                                      -----------------------------------------------------------
                                                                              (UNAUDITED)
                                                                              FOR THE SIX          FOR THE TEN            FOR THE
                                                                             MONTHS ENDED         MONTHS ENDED         YEAR ENDED
                                                                       SEPTEMBER 30, 2000   MARCH 31, 2000 (6)       MAY 31, 1999
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS................................................  $      324,451,950    $   1,060,762,128     $ 1,021,763,286
OPERATIONS:
  NET INVESTMENT INCOME.............................................           6,365,087           16,020,012          34,234,759
  NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS...................              (7,998)             116,407               6,112
                                                                      ------------------    -----------------     ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................           6,357,089           16,136,419          34,240,871
                                                                      ------------------    -----------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A.........................................................          (6,365,087)          (2,853,582)         (1,157,118)
    ADMINISTRATIVE CLASS ...........................................                 N/A                  N/A                 N/A
    CLASS B/CLASS E.................................................                 N/A                  N/A                 N/A
    INSTITUTIONAL CLASS.............................................                 N/A          (13,166,430)(9)     (33,067,705)
    S SHARES/SERVICE CLASS..........................................                 N/A                  N/A                 N/A
  NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A.........................................................                   0                    0                (628)
    ADMINISTRATIVE CLASS ...........................................                 N/A                  N/A                 N/A
    CLASS B/CLASS E.................................................                 N/A                  N/A                 N/A
    INSTITUTIONAL CLASS.............................................                 N/A                    0(9)          (16,474)
    S SHARES/SERVICE CLASS .........................................                 N/A                  N/A                 N/A
CAPITAL SHARE TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD - CLASS A...............................         394,773,138          399,047,425          51,468,576
  REINVESTMENT OF DIVIDENDS - CLASS A...............................           6,379,249            2,808,698           1,155,538
  COST OF SHARES REDEEMED - CLASS A.................................        (378,545,101)        (118,582,175)        (55,521,236)
                                                                      ------------------    -----------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A............................................          22,607,286          283,273,948          (2,897,122)
                                                                      ------------------    -----------------     ---------------
  PROCEEDS FROM SHARES SOLD - ADMINISTRATIVE CLASS .................                 N/A                  N/A                 N/A
  REINVESTMENT OF DIVIDENDS - ADMINISTRATIVE CLASS .................                 N/A                  N/A                 N/A
  COST OF SHARES REDEEMED - ADMINISTRATIVE CLASS ...................                 N/A                  N/A                 N/A
                                                                      ------------------    -----------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - ADMINISTRATIVE CLASS ..............................                 N/A                  N/A                 N/A
                                                                      ------------------    -----------------     ---------------
  PROCEEDS FROM SHARES SOLD - CLASS B/CLASS E.......................                 N/A                  N/A                 N/A
  REINVESTMENT OF DIVIDENDS - CLASS B/CLASS E.......................                 N/A                  N/A                 N/A
  COST OF SHARES REDEEMED - CLASS B/CLASS E.........................                 N/A                  N/A                 N/A
                                                                      ------------------    -----------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS B/CLASS E....................................                 N/A                  N/A                 N/A
                                                                      ------------------    -----------------     ---------------
  PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS...................                 N/A        1,122,030,145(9)    4,895,924,473
  REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS...................                 N/A            1,817,382(9)        8,171,310
  COST OF SHARES REDEEMED - INSTITUTIONAL CLASS.....................                 N/A       (2,143,548,060)(9)  (4,862,198,765)
                                                                      ------------------    -----------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - INSTITUTIONAL CLASS................................                 N/A       (1,019,700,533)(9)      41,897,018
                                                                      ------------------    -----------------     ---------------
  PROCEEDS FROM SHARES SOLD - CLASS S/SERVICE CLASS ................                 N/A                  N/A                 N/A
  REINVESTMENT OF DIVIDENDS - CLASS S/SERVICE CLASS ................                 N/A                  N/A                 N/A
  COST OF SHARES REDEEMED - CLASS S/SERVICE CLASS ..................                 N/A                  N/A                 N/A
                                                                      ------------------    -----------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS S/SERVICE CLASS .............................                 N/A                  N/A                 N/A
                                                                      ------------------    -----------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS...............................          22,599,288         (736,310,178)         38,998,842
                                                                      ------------------    -----------------     ---------------
NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS...................................................  $      347,051,238    $     324,451,950     $ 1,060,762,128
SHARE ISSUED AND REDEEMED:
  SHARES SOLD - CLASS A.............................................         394,773,138          397,894,582          51,468,576
  SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A..............           6,379,249            2,808,698           1,155,538
  SHARES REDEEMED - CLASS A.........................................        (378,545,101)        (117,425,136)        (55,521,236)
                                                                      ------------------    -----------------     ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A.............          22,607,286          283,278,144          (2,897,122)
                                                                      ------------------    -----------------     ---------------
  SHARES SOLD - ADMINISTRATIVE CLASS ...............................                 N/A                  N/A                 N/A
  SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - ADMINISTRATIVE
    CLASS ..........................................................                 N/A                  N/A                 N/A
  SHARES REDEEMED - ADMINISTRATIVE CLASS ...........................                 N/A                  N/A                 N/A
                                                                      ------------------    -----------------     ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATIVE
  CLASS ............................................................                 N/A                  N/A                 N/A
                                                                      ------------------    -----------------     ---------------
  SHARES SOLD - CLASS B/CLASS E.....................................                 N/A                  N/A                 N/A
  SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B/CLASS E......                 N/A                  N/A                 N/A
  SHARES REDEEMED - CLASS B/CLASS E.................................                 N/A                  N/A                 N/A
                                                                      ------------------    -----------------     ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B/CLASS E.....                 N/A                  N/A                 N/A
                                                                      ------------------    -----------------     ---------------
  SHARES SOLD - INSTITUTIONAL CLASS.................................                 N/A        1,123,182,803(9)    4,895,924,473
  SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
    INSTITUTIONAL CLASS.............................................                 N/A            1,817,382(9)        8,171,310
  SHARES REDEEMED - INSTITUTIONAL CLASS.............................                 N/A       (2,144,579,032)(9)  (4,862,198,765)
                                                                      ------------------    -----------------     ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS...............................................                 N/A       (1,019,578,847)(9)      41,897,018
                                                                      ------------------    -----------------     ---------------
  SHARES SOLD - CLASS S/SERVICE CLASS ..............................                 N/A                  N/A                 N/A
  SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS S/SERVICE
    CLASS ..........................................................                 N/A                  N/A                 N/A
  SHARES REDEEMED - CLASS S/SERVICE CLASS ..........................                 N/A                  N/A                 N/A
                                                                      ------------------    -----------------     ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS S/SERVICE
  CLASS ............................................................                 N/A                  N/A                 N/A
                                                                      ------------------    -----------------     ---------------
ENDING BALANCE OF UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT
  INCOME............................................................  $                0    $               0     $      (126,904)
                                                                      ------------------    -----------------     ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                           MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                        100% TREASURY MONEY MARKET FUND                  TREASURY PLUS MONEY MARKET FUND
                           ---------------------------------------------------------  -------------------------------------
                                   (UNAUDITED)                                                (UNAUDITED)
                                   FOR THE SIX       FOR THE TEN             FOR THE          FOR THE SIX           FOR THE
                                  MONTHS ENDED      MONTHS ENDED          YEAR ENDED         MONTHS ENDED        YEAR ENDED
                            SEPTEMBER 30, 2000    MARCH 31, 2000        MAY 31, 1999   SEPTEMBER 30, 2000    MARCH 31, 2000
---------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS.....  $    1,704,296,646   $  1,548,548,589    $  1,440,515,062  $    1,150,181,439   $  2,170,334,965
OPERATIONS:
  NET INVESTMENT
    INCOME...............          45,356,548         66,843,765          69,668,576          32,387,750         83,531,165
  NET REALIZED GAIN
    (LOSS) ON SALE OF
    INVESTMENTS..........             213,357           (856,341)            101,345              19,014            (61,221)
                           ------------------   ----------------    ----------------  ------------------   ----------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS.............          45,569,905         65,987,424          69,769,921          32,406,764         83,469,944
                           ------------------   ----------------    ----------------  ------------------   ----------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............            (730,812)           (18,741)(1)              N/A        (32,387,750)       (36,085,306)
    ADMINISTRATIVE
      CLASS .............                 N/A                N/A                 N/A                 N/A         (2,208,198)(8)
    CLASS B/CLASS E......                 N/A                N/A                 N/A                 N/A        (13,974,099)(7)
  INSTITUTIONAL CLASS....                 N/A                N/A                 N/A                 N/A        (18,902,234)(8)
    S SHARES/SERVICE
      CLASS..............         (44,625,736)       (66,825,024)        (69,668,576)                N/A        (12,361,328)(8)
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............                   0                  0(1)              N/A                   0                  0
    ADMINISTRATIVE
      CLASS .............                 N/A                N/A                 N/A                 N/A                N/A(8)
    CLASS B/CLASS E......                 N/A                N/A                 N/A                 N/A                N/A
  INSTITUTIONAL CLASS....                 N/A                N/A                 N/A                 N/A                N/A(8)
    S SHARES/SERVICE
      CLASS .............                   0                  0            (536,906)                N/A                N/A(8)
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......         115,049,417          2,321,689(1)              N/A       2,010,582,134      3,231,239,832
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............             718,882             18,157(1)              N/A           3,449,773          5,214,454
  COST OF SHARES REDEEMED
    - CLASS A............         (34,457,832)          (293,242)(1)              N/A     (1,905,960,421)    (2,630,129,980)
                           ------------------   ----------------    ----------------  ------------------   ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................          81,310,467          2,046,604(1)              N/A         108,071,486        606,324,306
                           ------------------   ----------------    ----------------  ------------------   ----------------
  PROCEEDS FROM SHARES
    SOLD - ADMINISTRATIVE
    CLASS ...............                 N/A                N/A                 N/A                 N/A         85,867,402(8)
  REINVESTMENT OF
    DIVIDENDS -
    ADMINISTRATIVE
    CLASS ...............                 N/A                N/A                 N/A                 N/A          2,358,799(8)
  COST OF SHARES REDEEMED
    - ADMINISTRATIVE
    CLASS ...............                 N/A                N/A                 N/A                 N/A       (188,319,974)(8)
                           ------------------   ----------------    ----------------  ------------------   ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  ADMINISTRATIVE
  CLASS .................                 N/A                N/A                 N/A                 N/A       (100,093,773)(8)
                           ------------------   ----------------    ----------------  ------------------   ----------------
  PROCEEDS FROM SHARES
    SOLD -
    CLASS B/CLASS E......                 N/A                N/A                 N/A                 N/A        841,125,549(7)
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B/CLASS E......                 N/A                N/A                 N/A                 N/A                  0(7)
  COST OF SHARES REDEEMED
    -
    CLASS B/CLASS E......                 N/A                N/A                 N/A                 N/A     (1,425,568,024)(7)
                           ------------------   ----------------    ----------------  ------------------   ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B/CLASS E........                 N/A                N/A                 N/A                 N/A       (584,442,475)(7)
                           ------------------   ----------------    ----------------  ------------------   ----------------
  PROCEEDS FROM SHARES
    SOLD -
  INSTITUTIONAL CLASS....                 N/A                N/A                 N/A                 N/A     30,435,823,746(8)
  REINVESTMENT OF
    DIVIDENDS -
  INSTITUTIONAL CLASS....                 N/A                N/A                 N/A                 N/A          8,073,323(8)
  COST OF SHARES REDEEMED
    -
  INSTITUTIONAL CLASS....                 N/A                N/A                 N/A                 N/A    (30,937,890,268)(8)
                           ------------------   ----------------    ----------------  ------------------   ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  INSTITUTIONAL CLASS....                 N/A                N/A                 N/A                 N/A       (493,993,199)(8)
                           ------------------   ----------------    ----------------  ------------------   ----------------
  PROCEEDS FROM SHARES
    SOLD -
    CLASS S/SERVICE
    CLASS ...............       6,118,479,177     18,415,108,001      19,545,459,290                 N/A      1,962,443,790(8)
  REINVESTMENT OF
    DIVIDENDS -
    CLASS S/SERVICE
    CLASS ...............           9,676,635          9,266,578          20,981,138                 N/A          4,541,738(8)
  COST OF SHARES REDEEMED
    - CLASS S/SERVICE
    CLASS ...............      (5,710,192,541)   (18,269,816,785)    (19,457,971,340)                N/A     (2,414,872,692)(8)
                           ------------------   ----------------    ----------------  ------------------   ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS S/SERVICE
  CLASS .................         417,963,271        154,557,794         108,469,088                 N/A       (447,887,164)(8)
                           ------------------   ----------------    ----------------  ------------------   ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........         499,487,095        155,748,057         108,033,527         108,090,500     (1,020,153,526)
                           ------------------   ----------------    ----------------  ------------------   ----------------
NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS........  $    2,203,783,741   $  1,704,296,646    $  1,548,548,589  $    1,258,271,939   $  1,150,181,439
SHARE ISSUED AND REDEEMED:
  SHARES SOLD -
    CLASS A..............         115,049,417          2,321,689(1)              N/A       2,010,582,134      3,231,234,356
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............             718,882             18,157(1)              N/A           3,449,773          5,214,454
  SHARES REDEEMED -
    CLASS A..............         (34,457,832)          (293,242)(1)              N/A     (1,905,960,421)    (2,630,130,030)
                           ------------------   ----------------    ----------------  ------------------   ----------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................          81,310,467          2,046,604(1)              N/A         108,071,486        606,318,780
                           ------------------   ----------------    ----------------  ------------------   ----------------
  SHARES SOLD -
    ADMINISTRATIVE
    CLASS ...............                 N/A                N/A                 N/A                 N/A         85,867,402(8)
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    ADMINISTRATIVE
    CLASS ...............                 N/A                N/A                 N/A                 N/A          2,358,799(8)
  SHARES REDEEMED -
    ADMINISTRATIVE
    CLASS ...............                 N/A                N/A                 N/A                 N/A       (188,320,696)(8)
                           ------------------   ----------------    ----------------  ------------------   ----------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  ADMINISTRATIVE
  CLASS .................                 N/A                N/A                 N/A                 N/A       (100,094,495)(8)
                           ------------------   ----------------    ----------------  ------------------   ----------------
  SHARES SOLD -
    CLASS B/CLASS E......                 N/A                N/A                 N/A                 N/A        841,125,549(7)
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B/CLASS E......                 N/A                N/A                 N/A                 N/A                  0(7)
  SHARES REDEEMED -
    CLASS B/CLASS E......                 N/A                N/A                 N/A                 N/A     (1,425,570,489)(7)
                           ------------------   ----------------    ----------------  ------------------   ----------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B/CLASS E........                 N/A                N/A                 N/A                 N/A       (584,444,940)(7)
                           ------------------   ----------------    ----------------  ------------------   ----------------
  SHARES SOLD -
  INSTITUTIONAL CLASS....                 N/A                N/A                 N/A                 N/A     30,435,823,746(8)
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
  INSTITUTIONAL CLASS....                 N/A                N/A                 N/A                 N/A          8,073,323(8)
  SHARES REDEEMED -
  INSTITUTIONAL CLASS....                 N/A                N/A                 N/A                 N/A    (30,938,020,810)(8)
                           ------------------   ----------------    ----------------  ------------------   ----------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS....                 N/A                N/A                 N/A                 N/A       (494,123,741)(8)
                           ------------------   ----------------    ----------------  ------------------   ----------------
  SHARES SOLD -
    CLASS S/SERVICE
    CLASS ...............       6,118,479,177     18,415,108,001      19,545,459,290                 N/A      1,962,443,790(8)
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS S/SERVICE
    CLASS ...............           9,676,635          9,266,578          20,981,138                 N/A          4,541,738(8)
  SHARES REDEEMED -
    CLASS S/SERVICE
    CLASS ...............      (5,710,192,541)   (18,269,816,785)    (19,457,971,340)                N/A     (2,414,888,553)(8)
                           ------------------   ----------------    ----------------  ------------------   ----------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS S/SERVICE
  CLASS .................         417,963,271        154,557,794         108,469,088                 N/A       (447,903,025)(8)
                           ------------------   ----------------    ----------------  ------------------   ----------------
ENDING BALANCE OF
  UNDISTRIBUTED
  (OVERDISTRIBUTED) NET
  INVESTMENT INCOME......  $          168,885   $        168,885    $              0  $                0   $              0
                           ------------------   ----------------    ----------------  ------------------   ----------------

MONEY MARKET FUNDS      NOTES TO STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  This class of shares commenced operations on November 8, 1999.

(2)  This fund commenced operations on August 14, 2000.

(3) "Proceeds from shares sold" includes $59,954,527 for Class A, and "Shares sold" includes 59,955,742 for Class A as a result of the consolidation of the Stagecoach Government Money Market Fund.

(4) "Proceeds from shares sold" includes $993,575,038 for Class A, and "Shares sold" includes 993,575,038 for Class A as a result of the consolidation of the Norwest Advantage Ready Cash Investment Fund. "Proceeds from shares sold" includes $578,292,460 for Class A, and "Shares sold" includes 578,398,886 for Class A as a result of the consolidation of the Stagecoach Prime Money Market Fund. "Proceeds from shares sold" includes $2,137,068 for Class B, and "Shares sold" includes 2,137,109 for Class B as a result of the consolidation of the Norwest Advantage Ready Cash Investment Fund.

(5)  Class S became Class B on November 8, 1999.

(6) "Proceeds from shares sold" includes $95,768,949 for Class A, and "Shares sold" includes 95,773,144 for Class A as a result of the consolidation of the Stagecoach National Tax-Free Money Market Fund.

(7)  Class E became Class A on November 8, 1999.

(8) Administrative, Institutional and Service class shares of the Stagecoach Treasury Plus Money Market Fund merged into the Wells Fargo Treasury Plus Institutional Money Market Fund on November 8, 1999.

(9) This Class of shares merged into the National Tax Free Institutional Money Market Fund on November 8, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

MONEY MARKET FUNDS                              FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                    NET REALIZED
                           BEGINNING                         AND   DIVIDENDS
                           NET ASSET         NET      UNREALIZED    FROM NET
                           VALUE PER  INVESTMENT  GAIN (LOSS) ON  INVESTMENT
                               SHARE      INCOME     INVESTMENTS      INCOME
----------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
CLASS A
APRIL 1, 2000 TO
  SEPTEMBER 30, 2000.....  $    1.00        0.02            0.00       (0.02)
APRIL 1, 1999 TO
  MARCH 31, 2000.........  $    1.00        0.02            0.00       (0.02)
APRIL 1, 1998 TO
  MARCH 31, 1999.........  $    1.00        0.02            0.00       (0.02)
APRIL 1, 1997 TO
  MARCH 31, 1998.........  $    1.00        0.03            0.00       (0.03)
OCTOBER 1 , 1996 TO
  MARCH 31, 1997(2) .....  $    1.00        0.01            0.00       (0.01)
JANUARY 1, 1996 TO
  SEPTEMBER 30,
  1996(3) ...............  $    1.00        0.02            0.00       (0.02)

GOVERNMENT MONEY MARKET FUND
----------------------------------------------------------------------------
CLASS A
APRIL 1, 2000 TO
  SEPTEMBER 30, 2000.....  $    1.00        0.03            0.00       (0.03)
NOVEMBER 8, 1999(4) TO
  MARCH 31, 2000.........  $    1.00        0.02            0.00       (0.02)

MINNESOTA MONEY MARKET FUND(5)
----------------------------------------------------------------------------
CLASS A
AUGUST 14, 2000(4) TO
  SEPTEMBER 30, 2000.....  $    1.00        0.01            0.00       (0.01)

MONEY MARKET FUND
----------------------------------------------------------------------------
CLASS A
APRIL 1, 2000 TO
  SEPTEMBER 30, 2000.....  $    1.00        0.03            0.00       (0.03)
APRIL 1, 1999 TO
  MARCH 31, 2000.........  $    1.00        0.05            0.00       (0.05)
APRIL 1, 1998 TO
  MARCH 31, 1999.........  $    1.00        0.05            0.00       (0.05)
APRIL 1, 1997 TO
  MARCH 31, 1998.........  $    1.00        0.05            0.00       (0.05)
OCTOBER 1 , 1996 TO
  MARCH 31, 1997(2) .....  $    1.00        0.02            0.00       (0.02)
JANUARY 1, 1996 TO
  SEPTEMBER 30,
  1996(3) ...............  $    1.00        0.03            0.00       (0.03)
CLASS B
APRIL 1, 2000 TO
  SEPTEMBER 30, 2000.....  $    1.00        0.03            0.00       (0.03)
APRIL 1, 1999 TO
  MARCH 31, 2000(6)......  $    1.00        0.04            0.00       (0.04)
APRIL 1, 1998 TO
  MARCH 31, 1999.........  $    1.00        0.04            0.00       (0.04)
APRIL 1, 1997 TO
  MARCH 31, 1998.........  $    1.00        0.04            0.00       (0.04)
OCTOBER 1 , 1996 TO
  MARCH 31, 1997(2) .....  $    1.00        0.02            0.00       (0.02)
JANUARY 1, 1996 TO
  SEPTEMBER 30,
  1996(3) ...............  $    1.00        0.03            0.00       (0.03)

NATIONAL TAX-FREE MONEY MARKET FUND
----------------------------------------------------------------------------
CLASS A
APRIL 1, 2000 TO
  SEPTEMBER 30, 2000.....  $    1.00        0.02            0.00       (0.02)
JUNE 1, 1999 TO
  MARCH 31, 2000(7)......  $    1.00        0.03            0.00       (0.03)
JUNE 1, 1998 TO MAY 31,
  1999...................  $    1.00        0.03            0.00       (0.03)
JUNE 1, 1997 TO MAY 31,
  1998...................  $    1.00        0.03            0.00       (0.03)
JUNE 1, 1996 TO MAY 31,
  1997...................  $    1.00        0.03            0.00       (0.03)
JUNE 1, 1995 TO MAY 31,
  1996...................  $    1.00        0.03            0.00       (0.03)

100% TREASURY MONEY MARKET FUND
----------------------------------------------------------------------------
CLASS A
APRIL 1, 2000 TO
  SEPTEMBER 30, 2000.....  $    1.00        0.03            0.00       (0.03)
NOVEMBER 8, 1999(4) TO
  MARCH 31, 2000.........  $    1.00        0.02            0.00       (0.02)

TREASURY PLUS MONEY MARKET FUND(8)
----------------------------------------------------------------------------
CLASS A
APRIL 1, 2000 TO
  SEPTEMBER 30, 2000.....  $    1.00        0.03            0.00       (0.03)
APRIL 1, 1999 TO
  MARCH 31, 2000.........  $    1.00        0.04            0.00       (0.04)
APRIL 1, 1998 TO
  MARCH 31, 1999.........  $    1.00        0.05            0.00       (0.05)
APRIL 1, 1997 TO
  MARCH 31, 1998.........  $    1.00        0.05            0.00       (0.05)
OCTOBER 1 , 1996 TO
  MARCH 31, 1997(2) .....  $    1.00        0.02            0.00       (0.02)
OCTOBER 1, 1995(4) TO
  SEPTEMBER 30, 1996.....  $    1.00        0.05            0.00       (0.05)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (UNAUDITED)                              MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                           DISTRIBUTIONS     ENDING  RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                FROM NET  NET ASSET  ----------------------------------------               NET ASSETS AT
                                REALIZED  VALUE PER   NET INVESTMENT        NET         GROSS      TOTAL    END OF PERIOD
                                   GAINS      SHARE           INCOME   EXPENSES   EXPENSES(1)     RETURN  (000'S OMITTED)
-------------------------------------------------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
CLASS A
APRIL 1, 2000 TO
  SEPTEMBER 30, 2000.....           0.00  $    1.00           3.18%      0.65%         0.78%       1.60%  $     2,245,220
APRIL 1, 1999 TO
  MARCH 31, 2000.........           0.00  $    1.00           2.48%      0.65%         0.96%       2.51%  $     2,464,890
APRIL 1, 1998 TO
  MARCH 31, 1999.........           0.00  $    1.00           2.46%      0.65%         1.03%       2.49%  $     2,246,123
APRIL 1, 1997 TO
  MARCH 31, 1998.........           0.00  $    1.00           2.85%      0.65%         1.05%       2.91%  $     2,118,881
OCTOBER 1 , 1996 TO
  MARCH 31, 1997(2) .....           0.00  $    1.00           2.72%      0.65%         1.03%       1.36%  $     1,384,310
JANUARY 1, 1996 TO
  SEPTEMBER 30,
  1996(3) ...............           0.00  $    1.00           2.69%      0.65%         1.02%       2.04%  $     1,161,431

GOVERNMENT MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2000 TO
  SEPTEMBER 30, 2000.....           0.00  $    1.00           5.69%      0.75%         0.81%       2.87%  $        79,493
NOVEMBER 8, 1999(4) TO
  MARCH 31, 2000.........           0.00  $    1.00           4.99%      0.75%         0.81%       1.99%  $        58,960

MINNESOTA MONEY MARKET FUND(5)
-------------------------------------------------------------------------------------------------------------------------
CLASS A
AUGUST 14, 2000(4) TO
  SEPTEMBER 30, 2000.....           0.00  $    1.00           3.57%      0.80%         0.96%       0.47%  $        63,647

MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2000 TO
  SEPTEMBER 30, 2000.....           0.00  $    1.00           5.75%      0.76%         0.98%       2.91%  $    13,600,572
APRIL 1, 1999 TO
  MARCH 31, 2000.........           0.00  $    1.00           4.78%      0.75%         1.01%       4.84%  $    13,441,754
APRIL 1, 1998 TO
  MARCH 31, 1999.........           0.00  $    1.00           4.67%      0.75%         0.93%       4.79%  $     9,137,812
APRIL 1, 1997 TO
  MARCH 31, 1998.........           0.00  $    1.00           4.95%      0.75%         0.93%       5.07%  $     6,711,584
OCTOBER 1 , 1996 TO
  MARCH 31, 1997(2) .....           0.00  $    1.00           4.71%      0.75%         0.90%       2.36%  $     4,640,148
JANUARY 1, 1996 TO
  SEPTEMBER 30,
  1996(3) ...............           0.00  $    1.00           4.66%      0.75%         0.88%       3.55%  $     3,799,908
CLASS B
APRIL 1, 2000 TO
  SEPTEMBER 30, 2000.....           0.00  $    1.00           5.01%      1.51%         1.62%       2.53%  $     2,265,883
APRIL 1, 1999 TO
  MARCH 31, 2000(6)......           0.00  $    1.00           4.06%      1.46%         1.65%       4.10%  $     1,736,843
APRIL 1, 1998 TO
  MARCH 31, 1999.........           0.00  $    1.00           4.01%      1.42%         1.62%       4.10%  $     1,158,589
APRIL 1, 1997 TO
  MARCH 31, 1998.........           0.00  $    1.00           4.28%      1.42%         1.62%       4.37%  $       951,172
OCTOBER 1 , 1996 TO
  MARCH 31, 1997(2) .....           0.00  $    1.00           4.02%      1.43%         1.56%       2.02%  $       707,781
JANUARY 1, 1996 TO
  SEPTEMBER 30,
  1996(3) ...............           0.00  $    1.00           3.98%      1.42%         1.55%       3.03%  $       699,231

NATIONAL TAX-FREE MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2000 TO
  SEPTEMBER 30, 2000.....           0.00  $    1.00           3.72%      0.65%         0.87%       1.87%  $       347,051
JUNE 1, 1999 TO
  MARCH 31, 2000(7)......           0.00  $    1.00           2.96%      0.65%         0.87%       2.84%  $       324,452
JUNE 1, 1998 TO MAY 31,
  1999...................           0.00  $    1.00           2.72%      0.65%         0.86%       2.76%  $        41,174
JUNE 1, 1997 TO MAY 31,
  1998...................           0.00  $    1.00           3.13%      0.65%         0.83%       3.18%  $        44,070
JUNE 1, 1996 TO MAY 31,
  1997...................           0.00  $    1.00           3.01%      0.65%         0.87%       3.08%  $        54,616
JUNE 1, 1995 TO MAY 31,
  1996...................           0.00  $    1.00           3.25%      0.65%         0.88%       3.31%  $        57,021

100% TREASURY MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2000 TO
  SEPTEMBER 30, 2000.....           0.00  $    1.00           5.59%      0.65%         0.83%       2.72%  $        83,362
NOVEMBER 8, 1999(4) TO
  MARCH 31, 2000.........           0.00  $    1.00           4.89%      0.65%         0.82%       1.89%  $         2,047

TREASURY PLUS MONEY MARKET FUND(8)
-------------------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2000 TO
  SEPTEMBER 30, 2000.....           0.00  $    1.00           5.58%      0.65%         0.81%       2.82%  $     1,258,272
APRIL 1, 1999 TO
  MARCH 31, 2000.........           0.00  $    1.00           4.56%      0.65%         0.82%       4.20%  $     1,150,181
APRIL 1, 1998 TO
  MARCH 31, 1999.........           0.00  $    1.00           4.50%      0.65%         0.79%       4.62%  $       543,903
APRIL 1, 1997 TO
  MARCH 31, 1998.........           0.00  $    1.00           4.93%      0.62%         0.85%       5.06%  $       381,594
OCTOBER 1 , 1996 TO
  MARCH 31, 1997(2) .....           0.00  $    1.00           4.81%      0.55%         0.75%       2.42%  $        66,486
OCTOBER 1, 1995(4) TO
  SEPTEMBER 30, 1996.....           0.00  $    1.00           4.96%      0.55%         0.67%       4.95%  $        53,706

MONEY MARKET FUNDS                     NOTES TO FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 9).

(2)  The Fund changed its fiscal year-end from September 30 to March 31.

(3)  The Fund changed its fiscal year-end from December 31 to September 30.

(4)  Commencement of operations.

(5)  The Fund commenced operations on August 14, 2000.

(6) This class of shares was redesignated from Class S to Class B on November 8, 1999.

(7)  The Fund changed its fiscal year-end from May 31 to March 31.

(8) The Fund operated as a portfolio of Pacific American Funds through October 1, 1994, when it was reorganized as the Pacific American U.S. Treasury Portfolio, a portfolio of Pacifica Funds Trust. In July 1995, the Fund was renamed the Pacifica Treasury Money Market Fund, and on September 6, 1996, the Fund was reorganized as a series of Stagecoach Funds, Inc. In conjunction with the September 6, 1996 reorganization, WFB assumed investment advisory responsibilites. Prior to April 1, 1996, First Interstate Capital Management, Inc. (FICM) served as the Fund's adviser. In connection with the merger of First Interstate Bancorp into Wells Fargo & Co. on April 1, 1996, FICM was renamed Wells Fargo Investment
     Management, Inc., subsequently renamed Wells Capital Management, Inc.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                                 MONEY MARKET FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION
   Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 65 separate series. These financial statements present the California Tax-Free Money Market, Government Money Market, Minnesota Money Market, Money Market, National Tax-Free Money Market, 100% Treasury Money Market, and Treasury Plus Money Market Funds (each, a "Fund", collectively, the "Funds"), each with the exception of the California Tax-Free Money Market Fund and Minnesota Money Market Fund, a diversified series of the Trust. The California Tax-Free Money Market Fund and Minnesota Money Market Fund are non-diversified series of the Trust.
   The California Tax-Free Money Market, Government Money Market, and 100% Treasury Money Market Funds offer Class A and Service Class shares. The Money Market Fund offers Class A and Class B shares. The Minnesota Money Market, National Tax-Free Money Market and Treasury Plus Money Market Funds offer a single class of shares. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, and transfer agency fees. Shareholders of each class may bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date realized. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and transfer agency fees.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with generally accepted accounting principles ("GAAP") for investment companies.
   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
   The Funds invest only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolios may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.
   The Funds use the amortized cost method to value their portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Funds seek to maintain a constant net asset value of $1.00 per share, although there is no assurance that they will be able to do so.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
   Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

REPURCHASE AGREEMENTS
   Each Fund, with exception to the 100% Treasury Money Market Fund, may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Funds' custodian's responsibility to value collateral daily and to take action to obtain additional

MONEY MARKET FUNDS                                 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

  collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Funds are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

DISTRIBUTIONS TO SHAREHOLDERS
   Dividends to shareholders from net investment income, if any, are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.
   Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from generally accepted accounting principles. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

FEDERAL INCOME TAXES
   Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at September 30, 2000.
   The following Funds had estimated net capital loss carryforwards, which are available to offset future net realized capital gains:

                                                            Capital Loss
    Fund                                      Year Expires  Carryforwards
    CALIFORNIA TAX-FREE MONEY MARKET FUND           2002      $ 92,680

                                                    2003        31,569

                                                    2005       144,877

                                                    2006        25,929

                                                    2007       358,280

                                                    2008        10,810

    100% TREASURY MONEY MARKET FUND                 2008       780,757

    GOVERNMENT MONEY MARKET FUND                    2008       107,576

    NATIONAL TAX-FREE MONEY MARKET FUND             2008             4

    TREASURY PLUS MONEY MARKET FUND                 2008        44,684

   The 100% Treasury Money Market Fund has current post-October deferred capital losses of $385,239. Such losses will be recognized for tax purposes on the first day of the following tax year.

NOTES TO FINANCIAL STATEMENTS                                 MONEY MARKET FUNDS
--------------------------------------------------------------------------------

3. ADVISORY FEES
   The Trust has entered into separate advisory contracts on behalf of the Funds with WFB. Pursuant to the contracts, WFB has agreed to provide the following Funds with daily portfolio management, for which, WFB is entitled to be paid a monthly advisory fee at the following annual rates:

    Fund                                                % of Average Daily Net Assets
    CALIFORNIA TAX-FREE MONEY MARKET FUND                                  0.30

    GOVERNMENT MONEY MARKET FUND                                           0.35

    MINNESOTA MONEY MARKET FUND                                            0.30

    MONEY MARKET FUND                                                      0.40

    NATIONAL TAX-FREE MONEY MARKET FUND                                    0.25

    100% TREASURY MONEY MARKET FUND                                        0.35

    TREASURY PLUS MONEY MARKET FUND                                        0.35

   Wells Capital Management Incorporated ("WCM"), a wholly-owned subsidiary of WFB, acts as investment sub-advisor to the Funds. WCM is entitled to receive from WFB, as compensation for its sub-advisory services to the Funds, a monthly fee at the annual rate of 0.05% of each Fund's average daily net assets up to $1 billion and 0.04% of each Fund's average daily net assets in excess of $1 billion.

4. ADMINISTRATION FEES
   The Trust has entered into an administration agreement on behalf of the Funds with WFB whereby WFB provides administrative services to the Trust and is entitled to receive monthly fees at the annual rate of 0.15% of each Fund's average daily net assets.

5. TRANSFER AGENT FEES
   The Trust has entered into a transfer agency agreement on behalf of the Funds with Boston Financial Data Services ("BFDS"). WFB has been engaged by BFDS to provide sub-transfer agency services for the Funds.

6. SHAREHOLDER SERVICING FEES
   The Trust has entered into contracts on behalf of the Funds with numerous shareholder servicing agents, whereby the Funds are charged 0.25% of the average daily net assets of each Fund for Class A shares for these services.
   The shareholder servicing fees paid on behalf of the Funds for the period ended September 30, 2000 were as follows:

    Fund                                                  Class A
    CALIFORNIA TAX-FREE MONEY MARKET FUND               $ 2,883,732

    GOVERNMENT MONEY MARKET FUND                             71,460

    MINNESOTA MONEY MARKET FUND                              20,990

    MONEY MARKET FUND                                    16,613,611

    NATIONAL TAX-FREE MONEY MARKET FUND                     428,292

    100% TREASURY MONEY MARKET FUND                          32,674

    TREASURY PLUS MONEY MARKET FUND                       1,451,125

7. OTHER FEES AND TRANSACTIONS WITH AFFILIATES
   Forum Accounting Services, LLC ("Forum") provides portfolio accounting services to the Funds. In addition, the Trust has entered into contracts on behalf of each Fund with Wells Fargo Bank Minnesota, N.A. ("WFB MN"), formerly Norwest Bank Minnesota, N.A., whereby WFB MN is responsible for providing custody services for the Funds. Pursuant to the contracts, WFB MN is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Fund.
   Certain officers of the Trust were also officers of Stephens for a portion of the period. As of September 30, 2000, Stephens owned 115,316 shares of the California Tax-Free Money Market Fund Class A, 27 shares of the Government Money Market Fund Class A, 1,706,495 shares of the Money Market Fund Class A,

MONEY MARKET FUNDS                                 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

  110 shares of the National Tax-Free Money Market Fund Class A, 10,464 shares of the 100% Treasury Money Market Fund Class A, and 142,056 shares of the Treasury Plus Money Market Fund Class A.

8. WAIVED FEES AND REIMBURSED EXPENSES
   All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the period ended September 30, 2000, were waived by WFB.

9. REORGANIZATION
   Concurrent with the establishment of the Trust, the Board of Trustees of the Stagecoach Family of Funds and the Board of Trustees of the Norwest Advantage Funds approved a consolidation agreement providing for the acquisition of the assets and assumption of liabilities of certain Stagecoach and Norwest Advantage Funds into the Wells Fargo Funds Trust (the "Consolidation"). Effective at the close of business November 5, 1999, the Stagecoach and/or Norwest Advantage Funds were consolidated into the Wells Fargo Funds Trust through an exchange of shares as follows:

    Stagecoach Fund                                    Norwest Advantage Fund                       Wells Fargo Fund
    CALIFORNIA TAX-FREE MONEY MARKET                                                    CALIFORNIA TAX-FREE MONEY MARKET FUND
      FUND (A)*

    GOVERNMENT MONEY MARKET FUND (A)          U.S. GOVERNMENT FUND*                     GOVERNMENT MONEY MARKET FUND

    MONEY MARKET FUND (A,S)*                  READY CASH INVESTMENT FUND (A,B)          MONEY MARKET FUND

    PRIME MONEY MARKET FUND (A)

    NATIONAL TAX-FREE MONEY MARKET FUND (A)   MUNICIPAL MONEY MARKET FUND (A)*          NATIONAL TAX-FREE MONEY MARKET FUND

                                              TREASURY FUND (SVC)*                      100% TREASURY MONEY MARKET FUND

    TREASURY PLUS MONEY MARKET FUND (A, E)*                                             TREASURY PLUS MONEY MARKET FUND

     *  ACCOUNTING SURVIVOR

   In the Consolidation, the Wells Fargo Government Money Market Fund acquired all of the net assets of the Stagecoach Government Money Market Fund and
  Norwest Advantage U.S. Government Fund. The Stagecoach Government Money Market Fund exchanged its 59,955,742 shares for 59,955,742 shares of the Wells Fargo Government Money Market Fund.
   In the Consolidation, the Wells Fargo Money Market Fund acquired all of the A and S share class net assets of the Stagecoach Money Market Fund, the net assets of the A share class of the Stagecoach Prime Money Market Fund, and the net assets of the A and B share classes of the Norwest Advantage Ready Cash Investment Fund. Concurrent with this consolidation, Class S shares of the Stagecoach Money Market Fund were converted into Class B shares of the Wells Fargo Money Market Fund. The A share class of the Stagecoach Prime Money Market Fund exchanged its 578,398,886 shares for 578,398,886 shares of the Wells Fargo Money Market Fund. The A and B share classes of the Norwest Advantage Ready Cash Investment Fund exchanged their 995,712,147 shares for 995,712,147 shares of the Wells Fargo Money Market Fund.
   In the Consolidation, the Wells Fargo National Tax-Free Money Market Fund acquired all of the assets of the A share class of the Stagecoach National Tax-Free Money Market Fund and all of the assets of the A share class of the Norwest Advantage Municipal Money Market Fund. The A share class of the Stagecoach National Tax-Free Money Market Fund exchanged its 95,773,144 shares for 95,773,144 shares of the Wells Fargo National Tax-Free Money Market Fund.

LIST OF ABBREVIATIONS                                         MONEY MARKET FUNDS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG           --  ASSOCIATION OF BAY AREA GOVERNMENTS
ADR            --  AMERICAN DEPOSITORY RECEIPTS
AMBAC          --  AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT            --  ALTERNATIVE MINIMUM TAX
ARM            --  ADJUSTABLE RATE MORTGAGES
BART           --  BAY AREA RAPID TRANSIT
CDA            --  COMMUNITY DEVELOPMENT AUTHORITY
CDSC           --  CONTINGENT DEFERRED SALES CHARGE
CGIC           --  CAPITAL GUARANTY INSURANCE COMPANY
CGY            --  CAPITAL GUARANTY CORPORATION
CMT            --  CONSTANT MATURITY TREASURY
COFI           --  COST OF FUNDS INDEX
CONNIE LEE     --  CONNIE LEE INSURANCE COMPANY
COP            --  CERTIFICATE OF PARTICIPATION
CP             --  COMMERCIAL PAPER
CTF            --  COMMON TRUST FUND
DW&P           --  DEPARTMENT OF WATER & POWER
DWR            --  DEPARTMENT OF WATER RESOURCES
EDFA           --  EDUCATION FINANCE AUTHORITY
FGIC           --  FINANCIAL GUARANTY INSURANCE CORPORATION
FHA            --  FEDERAL HOUSING AUTHORITY
FHLB           --  FEDERAL HOME LOAN BANK
FHLMC          --  FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA           --  FEDERAL NATIONAL MORTGAGE ASSOCIATION
FRN            --  FLOATING RATE NOTES
FSA            --  FINANCIAL SECURITY ASSURANCE, INC
GNMA           --  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO             --  GENERAL OBLIGATION
HFA            --  HOUSING FINANCE AUTHORITY
HFFA           --  HEALTH FACILITIES FINANCING AUTHORITY
IDA            --  INDUSTRIAL DEVELOPMENT AUTHORITY
LIBOR          --  LONDON INTERBANK OFFERED RATE
LLC            --  LIMITED LIABILITY CORPORATION
LOC            --  LETTER OF CREDIT
LP             --  LIMITED PARTNERSHIP
MBIA           --  MUNICIPAL BOND INSURANCE ASSOCIATION
MFHR           --  MULTI-FAMILY HOUSING REVENUE
MUD            --  MUNICIPAL UTILITY DISTRICT
MTN            --  MEDIUM TERM NOTE
PCFA           --  POLLUTION CONTROL FINANCE AUTHORITY
PCR            --  POLLUTION CONTROL REVENUE
PFA            --  PUBLIC FINANCE AUTHORITY
PLC            --  PRIVATE PLACEMENT
PSFG           --  PUBLIC SCHOOL FUND GUARANTY
RAW            --  REVENUE ANTICIPATION WARRANTS
RDA            --  REDEVELOPMENT AUTHORITY
RDFA           --  REDEVELOPMENT FINANCE AUTHORITY
R&D            --  RESEARCH & DEVELOPMENT
SFMR           --  SINGLE FAMILY MORTGAGE REVENUE
STEERS         --  STRUCTURED ENHANCED RETURN TRUST
TBA            --  TO BE ANNOUNCED
TRAN           --  TAX REVENUE ANTICIPATION NOTES
USD            --  UNIFIED SCHOOL DISTRICT
V/R            --  VARIABLE RATE
WEBS           --  WORLD EQUITY BENCHMARK SHARES

  More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, fax or e-mail to:

  Wells Fargo Funds
  P.O. Box 8266
  Boston, MA 02266-8266
  Fax: 1-415-977-9301
  E-mail: WFFUNDS@wellsfargo.com

  Or, call the WELLS FARGO FUNDS Sales & Service Desk at 1-800-552-9612.

  Wells Fargo Bank, N.A. and certain of its affiliates provide investment advisory, sub-advisory and/or shareholder services for the Wells Fargo Funds. The Funds are distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo Bank, N.A. and its affiliates are not affiliated with Stephens Inc.

  This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

  [LOGO]

 P.O. Box 8266
 Boston, MA 02266-8266

 DATED MATERIAL
 PLEASE EXPEDITE

[RECYCLED LOGO]                                                  SAR 004 (11/00)